                                                           File Numbers 33-85496
                                                                        811-8830

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                  Post-Effective Amendment Number 29

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment Number 20

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                          Gary R. Christensen, Esq.

              Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---

      X  on April 29, 2016 pursuant to paragraph (b) of Rule 485
     ---

         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---

         on (date) pursuant to paragraph (a)(1) of Rule 485
     ---

If appropriate, check the following:

         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.
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                                  MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner, as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of ALPS Variable Investment Trust ("ALPS VIT"), American Funds Insurance Series(R) ("American Funds"), Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"), Ivy Funds Variable Insurance Portfolios ("Ivy Funds VIP"), Janus Aspen Series, Securian Funds Trust (the "Securian Funds Trust"), and Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and certain qualified plans and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):


ALPS VARIABLE INVESTMENT TRUST                FIDELITY(R) VARIABLE INSURANCE PRODUCTS
- Morningstar Balanced ETF Asset Allocation     FUNDS
  Portfolio--Class I Shares                   - VIP Contrafund(R) Portfolio: Initial
- Morningstar Growth ETF Asset Allocation       Class Shares*
  Portfolio--Class I Shares                   - VIP Equity-Income Portfolio: Initial
- Morningstar Income and Growth ETF Asset       Class Shares
  Allocation Portfolio--Class I Shares        - VIP High Income Portfolio: Initial
AMERICAN FUNDS INSURANCE SERIES(R)              Class Shares
- Global Growth Fund(SM)--Class 1 Shares      * Only available in group contracts with a Mortality
- New World Fund(R)--Class 1 Shares             and Expense Risk Charge of .25%.


IVY FUNDS VARIABLE INSURANCE PORTFOLIOS        - SFT Advantus Index 500 Fund--Class 2
- Ivy Funds VIP Balanced                         Shares
- Ivy Funds VIP Core Equity                    - SFT Advantus International Bond
- Ivy Funds VIP High Income                      Fund--Class 2 Shares
- Ivy Funds VIP International Core Equity      - SFT Advantus Mortgage Securities
- Ivy Funds VIP Micro Cap Growth                 Fund--Class 2 Shares
- Ivy Funds VIP Small Cap Value                - SFT Advantus Real Estate Securities
- Ivy Funds VIP Value                            Fund--Class 2 Shares
JANUS ASPEN SERIES                             - SFT Ivy(SM) Growth Fund**
- Janus Aspen Series Forty Portfolio--Service  - SFT Ivy(SM) Small Cap Growth Fund**
  Shares                                       - SFT Pyramis(R) Core Equity Fund--Class 1
- Janus Aspen Series Overseas                    Shares
  Portfolio--Service Shares                    **"Ivy" is the service mark of Ivy Funds Distributor,
SECURIAN FUNDS TRUST                             Inc., an affiliate of the Waddle & Reed Investment
- SFT Advantus Bond Fund--Class 2 Shares         Management Company, the fund's subadvisor.
- SFT Advantus Government Money Market         VANGUARD(R) VARIABLE INSURANCE FUND
  Fund                                         - Diversified Value Portfolio
- SFT Advantus Index 400 Mid-Cap               - Total Bond Market Index Portfolio
  Fund--Class 2 Shares


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is April 29, 2016.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098



[MINNESOTALIFE LOGO]
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TABLE OF CONTENTS


                                                                                                                      Page
Questions and Answers about the Variable Group Universal Life Insurance Contract...................................     3
     Summary of Benefits and Risks.................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................     3
     Fee Tables....................................................................................................     8
General Descriptions...............................................................................................    10
     Minnesota Life Insurance Company..............................................................................    10
     Minnesota Life Variable Universal Life Account................................................................    10
     Additions, Deletions or Substitutions.........................................................................    12
     Voting Rights.................................................................................................    13
     The Guaranteed Account........................................................................................    14
     Summary Information...........................................................................................    14
         Guaranteed Account Value..................................................................................    14
Charges............................................................................................................    15
     Premium Expense Charges.......................................................................................    15
         Sales Charge..............................................................................................    15
         Premium Tax Charge........................................................................................    15
         OBRA Expense Charge.......................................................................................    15
     Account Value Charges.........................................................................................    16
         Monthly Deduction.........................................................................................    16
         Partial Surrender Charge..................................................................................    17
         Transfer Charge...........................................................................................    17
         Additional Benefits Charges...............................................................................    17
     Separate Account Charges......................................................................................    17
     Fund Charges..................................................................................................    18
     Guarantee of Certain Charges..................................................................................    18
Information about the Group Policy and Certificates................................................................    18
     Applications and Issuance.....................................................................................    18
     Dollar Cost Averaging.........................................................................................    18
     Free Look.....................................................................................................    19
     Continuation of Group Coverage................................................................................    19
     Conversion Right to an Individual Policy......................................................................    20
     General Provisions of the Group Contract......................................................................    20
         Issuance..................................................................................................    20
         Termination...............................................................................................    20
         Right to Examine Group Contract...........................................................................    20
         Entire Group Contract.....................................................................................    20
         Ownership of Group Contract and Group Contract Changes....................................................    21
Certificate Premiums...............................................................................................    21
     Premium Limitations...........................................................................................    21
     Allocation of Net Premiums and Account Value..................................................................    22
Death Benefit and Account Values...................................................................................    22
     Option A -- Level Death Benefit...............................................................................    22
     Option B -- Increasing Death Benefit..........................................................................    23
     Change in Face Amount.........................................................................................    23
         Increases.................................................................................................    23
         Decreases.................................................................................................    23
     Payment of Death Benefit Proceeds.............................................................................    23
     Account Values................................................................................................    24
         Determination of the Guaranteed Account Value.............................................................    24
         Determination of the Separate Account Value...............................................................    25
         Unit Value................................................................................................    25
         Net Investment Factor.....................................................................................    25
         Daily Values..............................................................................................    25


  I


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
                                                                                                                            Page
Surrenders, Partial Surrenders and Transfers.............................................................................     26
     Transfers...........................................................................................................     26
         Market Timing...................................................................................................     27
         Guaranteed Account Transfer Restrictions........................................................................     28
         Other Transfer Information......................................................................................     28
Loans....................................................................................................................     29
     Loan Interest.......................................................................................................     29
     Loan Repayments.....................................................................................................     30
Lapse and Reinstatement..................................................................................................     30
     Lapse...............................................................................................................     30
     Reinstatement.......................................................................................................     30
Additional Benefits......................................................................................................     31
     Accelerated Benefits Rider..........................................................................................     31
     Waiver of Premium Rider.............................................................................................     31
     Accidental Death and Dismemberment Rider............................................................................     31
     Child Rider.........................................................................................................     31
     Spouse Rider........................................................................................................     31
     Policyholder Contribution Rider.....................................................................................     31
General Matters Relating to the Certificate..............................................................................     32
     Postponement of Payments............................................................................................     32
     The Certificate.....................................................................................................     32
     Control of Certificate..............................................................................................     32
     Maturity............................................................................................................     32
     Beneficiary.........................................................................................................     32
     Change of Beneficiary...............................................................................................     33
     Settlement Options..................................................................................................     33
     Abandoned Property Requirements.....................................................................................     34
Federal Tax Status.......................................................................................................     34
     Introduction........................................................................................................     34
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     34
     Tax Status of Certificates..........................................................................................     35
     Diversification of Investments......................................................................................     35
     Owner Control.......................................................................................................     35
     Tax Treatment of Policy Benefits....................................................................................     36
     Modified Endowment Contracts........................................................................................     36
     Multiple Policies...................................................................................................     37
     Withholding.........................................................................................................     37
     Business Uses of Policy.............................................................................................     37
     Other Taxes.........................................................................................................     38
     Employer-owned Life Insurance Contracts.............................................................................     38
     Life Insurance Purchases by Residents of Puerto Rico................................................................     38
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     38
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     38
     Split-Dollar Arrangements...........................................................................................     38
     Alternative Minimum Tax.............................................................................................     39
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     39
         American Taxpayer Relief Act of 2012............................................................................     39
     Tax Shelter Regulations.............................................................................................     39
     Medicare Tax on Investment Income...................................................................................     39
     Life Insurance Purchases by Residents of Puerto Rico................................................................     40
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     40
Distribution of Certificates.............................................................................................     40
     Payments Made by Underlying Mutual Funds............................................................................     41
Other Matters............................................................................................................     42
     Cybersecurity.......................................................................................................     42
     Legal Proceedings...................................................................................................     42
     Registration Statement..............................................................................................     42
     Financial Statements................................................................................................     42
Statement of Additional Information......................................................................................     43



  II


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                                         QUESTIONS AND ANSWERS ABOUT THE
                                 VARIABLE GROUP UNIVERSAL LIFE INSURANCE
                                                               CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent for group-sponsored programs effective prior to May 1, 2001. For group-sponsored programs effective on or after May 1, 2001, but before May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.

   ALPS Variable Investment Trust (all are Class I Shares):


     Morningstar Balanced ETF Asset Allocation Portfolio


     Morningstar Growth ETF Asset Allocation Portfolio


     Morningstar Income and Growth ETF Asset Allocation Portfolio


   American Funds Insurance Series(R) (all are Class 1 Shares):

     Global Growth Fund(SM)
     New World Fund(R)

   Fidelity(R) VIP Portfolios include (all are Initial Class Shares):

     Fidelity(R) VIP Contrafund(R) Portfolio*
     Fidelity(R) VIP Equity-Income Portfolio
     Fidelity(R) VIP High Income Portfolio


-------------
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.

   Ivy Funds VIP Portfolios include:

     Ivy Funds VIP Balanced
     Ivy Funds VIP Core Equity
     Ivy Funds VIP High Income
     Ivy Funds VIP International Core Equity
     Ivy Funds VIP Micro Cap Growth
     Ivy Funds VIP Small Cap Value
     Ivy Funds VIP Value

   Janus Aspen Series Portfolios include (all are Service Shares):

     Janus Aspen Series Forty Portfolio
     Janus Aspen Series Overseas Portfolio

   Securian Funds Trust Funds include:

     SFT Advantus Bond Fund--Class 2 Shares

     SFT Advantus Government Money Market Fund

     SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares
     SFT Advantus Index 500 Fund--Class 2 Shares

     SFT Advantus International Bond Fund--Class 2 Shares

     SFT Advantus Mortgage Securities Fund--Class 2 Shares

     SFT Advantus Real Estate Securities Fund--Class 2 Shares
     SFT Ivy(SM) Growth Fund
     SFT Ivy(SM) Small Cap Growth Fund
     SFT Pyramis(R) Core Equity Fund--Class 1 Shares

   Vanguard(R) Variable Insurance Fund:

     Diversified Value Portfolio
     Total Bond Market Index Portfolio

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                  When Charge is Deducted               Amount Deducted
------------------------------------------------------------------  ------------------------------     -----------------------------

Maximum Sales Charge Imposed on Premiums..........................  From Each Premium Payment*         5 percent of Premium+

Maximum Premium Tax Charge........................................  From Each Premium Payment*         4 percent of Premium+

Maximum OBRA Expense Charge**.....................................  From Each Premium Payment*         1.25 percent of Premium++

Maximum Deferred Sales Charge.....................................  None                               N/A

Maximum Partial Surrender Fee.....................................  From Each Partial Surrender        Lesser of $25 or 2 percent of
                                                                                                       the amount withdrawn

Maximum Transfer Fee..............................................  Upon Each Transfer+++              $10+++


-------------
   * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

  **      The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

   +      The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ++      For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

 +++      There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   ----------------------------------   -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each     Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

                                                                                                 Minimum: $0.02 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES.................   On the Certificate Date and          Maximum: $32.01 Per Month Per
                                                            Each Subsequent Monthly              $1,000 of Net Amount at Risk
                                                            Anniversary

                                                                                                 Minimum: $0.02 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk

   AVERAGE CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each     $0.17 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary       of Net Amount at Risk
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.50 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and Each     Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary
MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary             2 percent of Policy Loan Per
                                                                                                 Year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each     Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

Charge                                                              When Charge is Deducted                 Amount Deducted
------------------------------------------------------------   --------------------------------   ---------------------------------
WAIVER OF PREMIUM CHARGE(5).................................   On the Certificate Date and Each   Maximum: 50 percent of the Cost
                                                               Subsequent Monthly Anniversary     of Insurance Charge

CHILD RIDER CHARGE(5).......................................   On the Certificate Date and Each   Maximum: $0.35 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)..............................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES....................   On the Certificate Date and        Maximum: $32.01 Per Month Per
                                                               Each Subsequent Monthly            $1,000 of Net Amount at Risk
                                                               Anniversary

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk

   AVERAGE CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8).....................................   On the Certificate Date and Each   $0.17 Per Month Per $1,000
                                                               Subsequent Monthly Anniversary     of Net Amount at Risk



-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.


(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.


(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2015. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                                        Minimum         Maximum
-----------------------------------------------------------------------------------------------       --------        --------

Total Annual Portfolio Operating Expenses......................................................        0.15%           1.33%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

---------------------------------------------------------------------------

GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in Portfolios of the ALPS VIT, American Funds, Fidelity VIP, Ivy Funds VIP, Janus Aspen Series, Securian Funds Trust and Vanguard(R) VIF. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

      Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.



Fund/Portfolio                                                                  Investment Adviser
----------------------------------------------------------------  ----------------------------------------------

ALPS VIT:

Morningstar Balanced ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with capital appreciation
      and some current income.)

Morningstar Growth ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with capital appreciation.)

Morningstar Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with current income and
      capital appreciation.)

AMERICAN FUNDS:
Global Growth Fund(SM)
   Class 1 Shares                                                 Capital Research and Management
      (The fund's investment objective is to provide you with     Company
      long-term growth of capital.)

New World Fund(R)
   Class 1 Shares...............................................  Capital Research and Management
      (The fund's investment objective is long-term capital       Company
      appreciation.)


FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.........................................  Fidelity Management & Research
      (Seeks long-term capital appreciation.)                     Company ("FMR")


Equity-Income Portfolio:
   Initial Class Shares.........................................  FMR
      (Seeks reasonable income. The fund will also consider
      the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield
      on the securities comprising the Standard &
      Poor's 500(SM) Index (S&P 500(R)).)

High Income Portfolio:
   Initial Class Shares.........................................  FMR
      (Seeks a high level of current income, while also
      considering growth of capital.)


IVY FUNDS VIP:

   Ivy Funds VIP Balanced.......................................  Waddell & Reed Investment
      (Seeks to provide total return through a combination of     Management Company
      capital appreciation and current income.)

   Ivy Funds VIP Core Equity....................................  Waddell & Reed Investment
      (Seeks to provide capital growth and appreciation.)         Management Company

   Ivy Funds VIP High Income....................................  Waddell & Reed Investment
      (Seeks to provide total return through a combination of     Management Company
      high current income and capital appreciation.)

   Ivy Funds VIP International Core Equity......................  Waddell & Reed Investment
      (Seeks to provide capital growth and appreciation.)         Management Company

   Ivy Funds VIP Micro Cap Growth...............................  Waddell & Reed Investment
      (Seeks to provide growth of capital.)                       Management Company



Fund/Portfolio                                                                 Investment Sub-Adviser
----------------------------------------------------------------  -----------------------------------------------

ALPS VIT:

Morningstar Balanced ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  Morningstar Investment
      (Seeks to provide investors with capital appreciation       Management LLC
      and some current income.)

Morningstar Growth ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  Morningstar Investment
      (Seeks to provide investors with capital appreciation.)     Management LLC

Morningstar Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...............................................  Morningstar Investment
      (Seeks to provide investors with current income and         Management LLC
      capital appreciation.)

AMERICAN FUNDS:
Global Growth Fund(SM)
   Class 1 Shares
      (The fund's investment objective is to provide you with long-term growth of capital.)

New World Fund(R)
   Class 1 Shares...............................................
      (The fund's investment objective is long-term capital
      appreciation.)


FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.........................................  FMR Co., Inc. and other investment
      (Seeks long-term capital appreciation.)                     advisers serve as sub-advisers for
                                                                  the portfolio.

Equity-Income Portfolio:
   Initial Class Shares.........................................  FMR Investment Management
      (Seeks reasonable income. The fund will also consider       (U.K.) Limited; Fidelity
      the potential for capital appreciation. The fund's goal is  Management & Research (Japan)
      to achieve a yield which exceeds the composite yield        Limited; Fidelity Management &
      on the securities comprising the Standard &                 Research (HK) Ltd; FMR Co., Inc.
      Poor's 500(SM) Index (S&P 500(R)).)                         (FMRC)

High Income Portfolio:
   Initial Class Shares.........................................  FMR Co., Inc. and other investment
      (Seeks a high level of current income, while also           advisers serve as sub-advisers for
      considering growth of capital.)                             the portfolio.


IVY FUNDS VIP:

   Ivy Funds VIP Balanced.......................................
      (Seeks to provide total return through a combination of
      capital appreciation and current income.)

   Ivy Funds VIP Core Equity....................................
      (Seeks to provide capital growth and appreciation.)

   Ivy Funds VIP High Income....................................
      (Seeks to provide total return through a combination of
      high current income and capital appreciation.)

   Ivy Funds VIP International Core Equity......................
      (Seeks to provide capital growth and appreciation.)

   Ivy Funds VIP Micro Cap Growth...............................
      (Seeks to provide growth of capital.)



Fund/Portfolio                                                      Investment Adviser
-------------------------------------------------------  ---------------------------------------
   Ivy Funds VIP Value.................................  Waddell & Reed Investment
     (Seeks to provide capital appreciation.)            Management Company


JANUS ASPEN SERIES:

Forty Portfolio--Service Shares........................  Janus Capital Management LLC
     (Seeks long-term growth of capital.)

Overseas Portfolio--Service Shares.....................  Janus Capital Management LLC
     (Seeks long-term growth of capital.)


SECURIAN FUNDS TRUST:

SFT Advantus Bond Fund--Class 2 Shares.................  Advantus Capital Management, Inc.

SFT Advantus Government Money Market Fund**............  Advantus Capital Management, Inc.

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares....  Advantus Capital Management, Inc.

SFT Advantus Index 500 Fund--Class 2 Shares............  Advantus Capital Management, Inc.

SFT Advantus International Bond Fund--Class 2 Shares...  Advantus Capital Management, Inc.

SFT Advantus Mortgage Securities Fund--Class 2 Shares..  Advantus Capital Management, Inc.

SFT Advantus Real Estate Securities Fund--Class 2        Advantus Capital Management, Inc.
   Shares..............................................

SFT Ivy(SM) Growth Fund................................  Advantus Capital Management, Inc.


SFT Ivy(SM) Small Cap Growth Fund......................  Advantus Capital Management, Inc.


SFT Pyramis(R) Core Equity Fund--Class 1 Shares........  Advantus Capital Management, Inc.



VANGUARD(R) VIF:

Diversified Value Portfolio............................  Barrow, Hanley, Mewhinney &
   (Seeks long-term capital appreciation and income.)    Strauss, Inc.

Total Bond Market Index Portfolio......................  The Vanguard Group, Inc.
   (Seeks to track the performance of a broad, market-
   weighted bond index.)



Fund/Portfolio                                                    Investment Sub-Adviser
-------------------------------------------------------  ---------------------------------------
   Ivy Funds VIP Value.................................
     (Seeks to provide capital appreciation.)


JANUS ASPEN SERIES:

Forty Portfolio--Service Shares........................
     (Seeks long-term growth of capital.)

Overseas Portfolio--Service Shares.....................
     (Seeks long-term growth of capital.)


SECURIAN FUNDS TRUST:

SFT Advantus Bond Fund--Class 2 Shares.................

SFT Advantus Government Money Market Fund**............

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares....

SFT Advantus Index 500 Fund--Class 2 Shares............

SFT Advantus International Bond Fund--Class 2 Shares...  Franklin Advisers, Inc.

SFT Advantus Mortgage Securities Fund--Class 2 Shares..

SFT Advantus Real Estate Securities Fund--Class 2
   Shares..............................................

SFT Ivy(SM) Growth Fund................................  Waddell & Reed Investment
                                                         Management Company

SFT Ivy(SM) Small Cap Growth Fund......................  Waddell & Reed Investment
                                                         Management Company

SFT Pyramis(R) Core Equity Fund--Class 1 Shares........  Fidelity Institutional Asset
                                                         Management


VANGUARD(R) VIF:

Diversified Value Portfolio............................
   (Seeks long-term capital appreciation and income.)

Total Bond Market Index Portfolio......................
   (Seeks to track the performance of a broad, market-
   weighted bond index.)




--------------
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.


** Although the Government Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Government Money Market Fund. An investment in the Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Government Money Market Fund may become extremely low and possibly negative.


     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.


GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.


     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



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
                          CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION    The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.



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
     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE    There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES    Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.



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
FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING


     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Advantus Government Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.


     To elect dollar cost averaging the owner must have at least $3,000 in the SFT Advantus Government Money Market Fund Sub-Account. The automatic transfer amount from the SFT Advantus Government Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.



     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Advantus Government Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.



     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Advantus Government Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.


FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.


     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.


     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.



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
CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE    The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION    The contractholder may terminate a group contract by giving us
31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.


RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.


ENTIRE GROUP CONTRACT    The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.



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

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES    The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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                                                   CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.



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
ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.


     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.


     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less


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
-    any outstanding certificate loans and accrued loan interest charged; less

- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES    Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.



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
     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)


     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.


     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.


DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum



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

guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.


DETERMINATION OF THE SEPARATE ACCOUNT VALUE    The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR    The net investment factor for a valuation period is
the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.


DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.




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
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SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.
     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.



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
     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.


MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.


     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.



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
     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS    There are additional restrictions
to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.



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                                                                  LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST


     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.


     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value


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
and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the


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certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.



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                                                    ADDITIONAL BENEFITS


     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.



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GENERAL MATTERS RELATING TO THE CERTIFICATE


POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE    The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE    The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY    A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY    The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the


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signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent.
This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records.

     After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS    The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
- FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.


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
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.



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     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer


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funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that


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is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a


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certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition


38


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may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

AMERICAN TAXPAYER RELIEF ACT OF 2012    The American Taxpayer Relief Act of
2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


     For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


     The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.



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OTHER MATTERS



CYBERSECURITY



     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.



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                                    STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830


43


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
----------------------------------------------------------------

                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"). The Fund offers its shares exclusively to variable insurance products and certain qualified plans and has the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS        -VIP Freedom 2010 Portfolio: Initial Class
- VIP Asset Manager Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2015 Portfolio: Initial Class
- VIP Asset Manager: Growth Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2020 Portfolio: Initial Class
- VIP Balanced Portfolio: Initial Class Shares        Shares
- VIP Contrafund(R) Portfolio: Initial Class Shares  -VIP Freedom 2025 Portfolio: Initial Class
- VIP Disciplined Small Cap Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2030 Portfolio: Initial Class
- VIP Dynamic Capital Appreciation Portfolio:         Shares
  Initial Class Shares                               -VIP Freedom 2035 Portfolio: Initial Class
- VIP Emerging Markets Portfolio: Initial Class       Shares
  Shares                                             -VIP Freedom 2040 Portfolio: Initial Class
- VIP Equity-Income Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2045 Portfolio: Initial Class
- VIP Freedom Income Portfolio: Initial Class         Shares
  Shares                                             -VIP Freedom 2050 Portfolio: Initial Class
                                                      Shares


- VIP FundsManager 20% Portfolio: Service          - VIP Index 500 Portfolio: Initial Class Shares
  Class Shares                                     - VIP International Capital Appreciation
- VIP FundsManager 50% Portfolio: Service            Portfolio: Initial Class Shares
  Class Shares                                     - VIP Investment Grade Bond Portfolio: Initial
- VIP FundsManager 60% Portfolio: Service            Class Shares
  Class Shares                                     - VIP Mid Cap Portfolio: Initial Class Shares
- VIP FundsManager 70% Portfolio: Service          - VIP Overseas Portfolio: Initial Class Shares
  Class Shares                                     - VIP Real Estate Portfolio: Initial Class
- VIP FundsManager 85% Portfolio: Service            Shares
  Class Shares                                     - VIP Strategic Income Portfolio: Initial Class
- VIP Government Money Market Portfolio:             Shares
  Initial Class Shares                             - VIP Target Volatility Portfolio: Service Class
- VIP Growth Portfolio: Initial Class Shares         Shares
- VIP Growth & Income Portfolio: Initial Class     - VIP Value Portfolio: Initial Class Shares
  Shares                                           - VIP Value Strategies Portfolio: Initial Class
- VIP Growth Opportunities Portfolio: Initial        Shares
  Class Shares
- VIP High Income Portfolio: Initial Class Shares




PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:

     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.



The date of this prospectus and the statement of additional information is April 29, 2016.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098



[MINNESOTALIFE LOGO]

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TABLE OF CONTENTS


                                                                                                                      Page

Questions and Answers about the Variable Group Universal Life Insurance Contract...................................     3
     Summary of Benefits and Risks.................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................     3
     Fee Tables....................................................................................................     8
General Descriptions...............................................................................................    10
     Minnesota Life Insurance Company..............................................................................    10
     Minnesota Life Variable Universal Life Account................................................................    10
     Additions, Deletions or Substitutions.........................................................................    14
     Voting Rights.................................................................................................    15
     The Guaranteed Account........................................................................................    15
     Summary Information...........................................................................................    16
         Guaranteed Account Value..................................................................................    16
Charges............................................................................................................    16
     Premium Expense Charges.......................................................................................    17
         Sales Charge..............................................................................................    17
         Premium Tax Charge........................................................................................    17
         OBRA Expense Charge.......................................................................................    17
     Account Value Charges.........................................................................................    17
         Monthly Deduction.........................................................................................    17
         Partial Surrender Charge..................................................................................    19
         Transfer Charge...........................................................................................    19
         Additional Benefits Charges...............................................................................    19
     Separate Account Charges......................................................................................    19
     Fund Charges..................................................................................................    19
     Guarantee of Certain Charges..................................................................................    19
Information about the Group Policy and Certificates................................................................    20
     Applications and Issuance.....................................................................................    20
     Dollar Cost Averaging.........................................................................................    20
     Free Look.....................................................................................................    21
     Continuation of Group Coverage................................................................................    21
     Conversion Right to an Individual Policy......................................................................    21
     General Provisions of the Group Contract......................................................................    22
         Issuance..................................................................................................    22
         Termination...............................................................................................    22
         Right to Examine Group Contract...........................................................................    22
         Entire Group Contract.....................................................................................    22
         Ownership of Group Contract and Group Contract Changes....................................................    22
Certificate Premiums...............................................................................................    22
     Premium Limitations...........................................................................................    23
     Allocation of Net Premiums and Account Value..................................................................    23
Death Benefit and Account Values...................................................................................    24
     Option A -- Level Death Benefit...............................................................................    24
     Option B -- Increasing Death Benefit..........................................................................    24
     Change in Face Amount.........................................................................................    24
         Increases.................................................................................................    25
         Decreases.................................................................................................    25
     Payment of Death Benefit Proceeds.............................................................................    25
     Account Values................................................................................................    25
         Determination of the Guaranteed Account Value.............................................................    26
         Determination of the Separate Account Value...............................................................    26
         Unit Value................................................................................................    26
         Net Investment Factor.....................................................................................    26
         Daily Values..............................................................................................    27



  I

                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     27
     Transfers...........................................................................................................     28
         Market Timing...................................................................................................     28
         Guaranteed Account Transfer Restrictions........................................................................     29
         Other Transfer Information......................................................................................     30
Loans....................................................................................................................     30
     Loan Interest.......................................................................................................     31
     Loan Repayments.....................................................................................................     31
Lapse and Reinstatement..................................................................................................     32
     Lapse...............................................................................................................     32
     Reinstatement.......................................................................................................     32
Additional Benefits......................................................................................................     33
     Accelerated Benefits Rider..........................................................................................     33
     Waiver of Premium Rider.............................................................................................     33
     Accidental Death and Dismemberment Rider............................................................................     33
     Child Rider.........................................................................................................     33
     Spouse Rider........................................................................................................     33
     Policyholder Contribution Rider.....................................................................................     33
General Matters Relating to the Certificate..............................................................................     34
     Postponement of Payments............................................................................................     34
     The Certificate.....................................................................................................     34
     Control of Certificate..............................................................................................     34
     Maturity............................................................................................................     34
     Beneficiary.........................................................................................................     35
     Change of Beneficiary...............................................................................................     35
     Settlement Options..................................................................................................     35
     Abandoned Property Requirements.....................................................................................     36
Federal Tax Status.......................................................................................................     36
     Introduction........................................................................................................     36
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     37
     Tax Status of Certificates..........................................................................................     37
     Diversification of Investments......................................................................................     37
     Owner Control.......................................................................................................     37
     Tax Treatment of Policy Benefits....................................................................................     38
     Modified Endowment Contracts........................................................................................     38
     Multiple Policies...................................................................................................     39
     Withholding.........................................................................................................     39
     Business Uses of Policy.............................................................................................     40
     Other Taxes.........................................................................................................     40
     Employer-owned Life Insurance Contracts.............................................................................     40
     Life Insurance Purchases by Residents of Puerto Rico................................................................     40
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     40
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     40
     Split-Dollar Arrangements...........................................................................................     41
     Alternative Minimum Tax.............................................................................................     41
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     41
         American Taxpayer Relief Act of 2012............................................................................     41
     Tax Shelter Regulations.............................................................................................     42
     Medicare Tax on Investment Income...................................................................................     42
     Life Insurance Purchases by Residents of Puerto Rico................................................................     42
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     42
Distribution of Certificates.............................................................................................     42
     Payments Made by Underlying Mutual Funds............................................................................     43
Other Matters............................................................................................................     44
     Cybersecurity.......................................................................................................     44
     Legal Proceedings...................................................................................................     44
     Registration Statement..............................................................................................     44
     Financial Statements................................................................................................     44
Statement of Additional Information......................................................................................     45



  II

---------------------------------------------------------------------------

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE
CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompanies this prospectus. You should carefully review the Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of the Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Fund.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.


     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent.


WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?


     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of the sub-accounts funded by the Portfolios listed below.


   Fidelity(R) VIP Portfolios include (all are Initial Class Shares unless otherwise noted):

     VIP Asset Manager Portfolio
     VIP Asset Manager: Growth Portfolio
     VIP Balanced Portfolio
     VIP Contrafund(R) Portfolio
     VIP Disciplined Small Cap Portfolio
     VIP Dynamic Capital Appreciation Portfolio
     VIP Emerging Markets Portfolio
     VIP Equity-Income Portfolio
     VIP Freedom Income Portfolio
     VIP Freedom 2010 Portfolio
     VIP Freedom 2015 Portfolio
     VIP Freedom 2020 Portfolio
     VIP Freedom 2025 Portfolio
     VIP Freedom 2030 Portfolio
     VIP Freedom 2035 Portfolio
     VIP Freedom 2040 Portfolio
     VIP Freedom 2045 Portfolio
     VIP Freedom 2050 Portfolio
     VIP FundsManager 20% Portfolio: Service Class Shares
     VIP FundsManager 50% Portfolio: Service Class Shares
     VIP FundsManager 60% Portfolio: Service Class Shares
     VIP FundsManager 70% Portfolio: Service Class Shares
     VIP FundsManager 85% Portfolio: Service Class Shares

     VIP Government Money Market Portfolio

     VIP Growth Portfolio
     VIP Growth & Income Portfolio

     VIP Growth Opportunities Portfolio
     VIP High Income Portfolio
     VIP Index 500 Portfolio
     VIP International Capital Appreciation Portfolio
     VIP Investment Grade Bond Portfolio
     VIP Mid Cap Portfolio

     VIP Overseas Portfolio

     VIP Real Estate Portfolio
     VIP Strategic Income Portfolio
     VIP Target Volatility Portfolio
     VIP Value Portfolio
     VIP Value Strategies Portfolio

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompany this prospectus.

     We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                    When Charge is Deducted                Amount Deducted
------------------------------------------------------------------   ---------------------------------      ------------------------

Maximum Sales Charge Imposed on Premiums..........................   From Each Premium Payment*             5 percent of Premium+

Maximum Premium Tax Charge........................................   From Each Premium Payment*             4 percent of Premium+

Maximum OBRA Expense Charge**.....................................   From Each Premium Payment*             1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.....................................   None                                   N/A

Maximum Partial Surrender Fee.....................................   From Each Partial Surrender            Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee..............................................   Upon Each Transfer+++                  $10+++


--------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


Charge                                                               When Charge is Deducted                 Amount Deducted
-------------------------------------------------------------   --------------------------------   ---------------------------------

COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...............................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                                Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                   Minimum: $0.02 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES............................   On the Certificate Date and        Maximum: $32.01 Per Month Per
                                                                Each Subsequent Monthly            $1,000 of Net Amount at Risk
                                                                Anniversary
                                                                                                   Minimum: $0.02 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   -----------------------------------   ----------------------------------

AVERAGE CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.28 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk

MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                   Maximum: 0.50 percent of
                                                                                                  average daily assets of the
                                                                                                  separate account per year

MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and Each      Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary

MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary              2 percent of Policy Loan Per
                                                                                                  Year

ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each      Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and Each      Maximum: 50 percent of the Cost
                                                            Subsequent Monthly Anniversary        of Insurance Charge

CHILD RIDER CHARGE(5)....................................   On the Certificate Date and Each      Maximum: $0.35 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each      Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES........................   On the Certificate Date and           Maximum: $32.01 Per Month Per
                                                            Each Subsequent Monthly               $1,000 of Net Amount at Risk
                                                            Anniversary
                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   AVERAGE CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.28 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk



-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.


(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.


(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see "Distribution of Certificates" section of the prospectus.

     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged the Fund for its Portfolios for the fiscal year ended December 31, 2015. More detail concerning the Fund and its Portfolios' fees and expenses is contained in the prospectus for the Fund.



                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                 Minimum       Maximum
-------------------------------------------------------------------------       -------      --------

Total Annual Portfolio Operating Expenses................................        0.10%        1.14%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for the Fund Portfolios please see the Fund's prospectus.


                GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in the Portfolios of Fidelity(R) VIP. The Fund prospectus accompanies this prospectus. For additional copies please call us at 1-800-843-8358. You should read the prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     The Fidelity Management and Research Company ("FMR"), a subsidiary of FMR Corp., is adviser to Fidelity(R) VIP. For more information about Fidelity(R) VIP, see the prospectuses of the Variable Insurance Products Funds which accompany this prospectus.



Fund/Portfolio                                                  Investment Adviser*
-------------------------------------------------------------  --------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Asset Manager Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks to obtain high total return with reduced risk over
   the long term by allocating its assets among stocks,
   bonds, and short-term instruments.)

Asset Manager: Growth Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks to maximize total return by allocating its assets
   among stocks, bonds, short-term instruments, and
   other investments.)

Balanced Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks income and capital growth consistent with
   reasonable risk.)

Contrafund(R) Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks long-term capital appreciation.)

Disciplined Small Cap Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Dynamic Capital Appreciation Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Emerging Markets Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Equity-Income Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks reasonable income. The fund will also consider
   the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on
   the securities comprising the S&P 500(R) Index.)

Freedom Income Portfolio:
   Initial Class Shares......................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation.)



Fund/Portfolio                                                                   Investment Sub-Adviser*
-------------------------------------------------------------  ----------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Asset Manager Portfolio:
   Initial Class Shares......................................  Fidelity Investments Money Management, Inc.
   (Seeks to obtain high total return with reduced risk over   ("FIMM"), FMR Co., Inc. ("FMRC") and other
   the long term by allocating its assets among stocks,        investment advisers serve as sub-advisers for the
   bonds, and short-term instruments.)                         portfolio.

Asset Manager: Growth Portfolio:
   Initial Class Shares......................................  FIMM, FMRC and other investment advisers serve
   (Seeks to maximize total return by allocating its assets    as sub-advisers for the portfolio.
   among stocks, bonds, short-term instruments, and
   other investments.)

Balanced Portfolio:
   Initial Class Shares......................................  FIMM, FMRC and other investment advisers serve
   (Seeks income and capital growth consistent with            as sub-advisers for the portfolio.
   reasonable risk.)

Contrafund(R) Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as sub-
   (Seeks long-term capital appreciation.)                     advisers for the portfolio.

Disciplined Small Cap Portfolio:
   Initial Class Shares......................................  Geode Capital Management, LLC ("Geode(R)") and
   (Seeks capital appreciation.)                               FMRC serve as sub-advisers for the portfolio.

Dynamic Capital Appreciation Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                               sub-advisers for the portfolio.

Emerging Markets Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                               sub-advisers for the portfolio.

Equity-Income Portfolio:
   Initial Class Shares......................................  FMR Investment Management (U.K.) Limited; Fidelity
   (Seeks reasonable income. The fund will also consider       Management & Research (Japan) Limited; Fidelity
   the potential for capital appreciation. The fund's goal is  Management & Research (HK) Ltd; FMR Co., Inc.
   to achieve a yield which exceeds the composite yield on     (FMRC)
   the securities comprising the S&P 500(R) Index.)

Freedom Income Portfolio:
   Initial Class Shares......................................
   (Seeks high total return with a secondary objective of
   principal preservation.)



Fund/Portfolio                                                Investment Adviser*
-----------------------------------------------------------  --------------------
Freedom 2010 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2015 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2020 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2025 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2030 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2035 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2040 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2045 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2050 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP FundsManager 20% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high current income and, as a secondary
   objective, capital appreciation.)

VIP FundsManager 50% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high total return.)

VIP FundsManager 60% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high total return.)




Fund/Portfolio                                                                 Investment Sub-Adviser*
-----------------------------------------------------------  ----------------------------------------------------------
Freedom 2010 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2015 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2020 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2025 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2030 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2035 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2040 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2045 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2050 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP FundsManager 20% Portfolio:
   Service Class Shares....................................
   (Seeks high current income and, as a secondary
   objective, capital appreciation.)

VIP FundsManager 50% Portfolio:
   Service Class Shares....................................
   (Seeks high total return.)

VIP FundsManager 60% Portfolio:
   Service Class Shares....................................
   (Seeks high total return.)




Fund/Portfolio                                               Investment Adviser*
----------------------------------------------------------  --------------------
VIP FundsManager 70% Portfolio:
   Service Class Shares...................................  Strategic Advisers
   (Seeks high total return.)

VIP FundsManager 85% Portfolio:
   Service Class Shares...................................  Strategic Advisers
   (Seeks high total return.)

Government Money Market Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks as high a level of current income as is
   consistent with preservation of capital and liquidity.)

Growth Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks to achieve capital appreciation.)

Growth & Income Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks high total return through a combination of
   current income and capital appreciation.)

Growth Opportunities Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks to provide capital growth.)

High Income Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks a high level of current income, while also
   considering growth of capital.)

Index 500 Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks investment results that correspond to the total
   return of common stocks publicly traded in the United
   States, as represented by the S&P 500(R) Index.)

International Capital Appreciation Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks capital appreciation.)

Investment Grade Bond Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks as high a level of current income as is
   consistent with the preservation of capital.)

Mid Cap Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks long-term growth of capital.)



Overseas Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks long-term growth of capital.)

Real Estate Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks above-average income and long-term capital
   growth, consistent with reasonable investment risk. The
   fund seeks to provide a yield that exceeds the
   composite yield of the S&P 500(R) Index.)

Strategic Income Portfolio:
   Initial Class Portfolio................................  FMR
   (Seeks a high level of current income. The fund may
   also seek capital appreciation.)



Fund/Portfolio                                                                Investment Sub-Adviser*
----------------------------------------------------------  ----------------------------------------------------------
VIP FundsManager 70% Portfolio:
   Service Class Shares...................................
   (Seeks high total return.)

VIP FundsManager 85% Portfolio:
   Service Class Shares...................................
   (Seeks high total return.)

Government Money Market Portfolio:
   Initial Class Shares...................................  FIMM and other investment advisers serve as
   (Seeks as high a level of current income as is           sub-advisers for the portfolio.
   consistent with preservation of capital and liquidity.)

Growth Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks to achieve capital appreciation.)                 sub-advisers for the portfolio.

Growth & Income Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks high total return through a combination of        sub-advisers for the portfolio.
   current income and capital appreciation.)

Growth Opportunities Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks to provide capital growth.)                       sub-advisers for the portfolio.

High Income Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks a high level of current income, while also        sub-advisers for the portfolio.
   considering growth of capital.)

Index 500 Portfolio:
   Initial Class Shares...................................  Geode(R) and FMRC serve as sub-advisers for the
   (Seeks investment results that correspond to the total   portfolio.
   return of common stocks publicly traded in the United
   States, as represented by the S&P 500(R) Index.)

International Capital Appreciation Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                            sub-advisers for the portfolio.

Investment Grade Bond Portfolio:
   Initial Class Shares...................................  FIMM and other investment advisers serve as
   (Seeks as high a level of current income as is           sub-advisers for the portfolio.
   consistent with the preservation of capital.)

Mid Cap Portfolio:
   Initial Class Shares...................................  FMR Investment Management (U.K.) Limited; Fidelity
   (Seeks long-term growth of capital.)                     Management & Research (Japan) Limited; Fidelity
                                                            Management & Research (HK) Ltd; FMR Co., Inc.
                                                            (FMRC)

Overseas Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks long-term growth of capital.)                     sub-advisers for the portfolio.

Real Estate Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks above-average income and long-term capital        sub-advisers for the portfolio.
   growth, consistent with reasonable investment risk. The
   fund seeks to provide a yield that exceeds the
   composite yield of the S&P 500(R) Index.)

Strategic Income Portfolio:
   Initial Class Portfolio................................  FIMM, FMRC, FIA (UK) and other investment
   (Seeks a high level of current income. The fund may      advisers serve as sub-advisers for the portfolio.
   also seek capital appreciation.)



Fund/Portfolio                                      Investment Adviser*                     Investment Sub-Adviser*
------------------------------------------------   --------------------   ----------------------------------------------------------
Target Volatility Portfolio:
   Service Class Shares.........................   Strategic Advisers
   (Seeks total return.)

Value Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                          sub-advisers for the portfolio.

Value Strategies Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                          sub-advisers for the portfolio.




The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Fund should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Fund's shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Fund held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Fund in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Fund in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Fund. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Fund. We will vote shares of the Fund held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Fund or approve or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.


GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.


     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



                          CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE   We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.



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
     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)



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
PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Fund are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

     FMR, a subsidiary of FMR Corp., is adviser to each of the Portfolios. The advisory fees for VIP are made pursuant to a contractual agreement between VIP and FMR. For more information about these Funds, see the prospectus of the Variable Insurance Products Funds which accompany this prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



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                                  INFORMATION ABOUT THE GROUP POLICY AND
                                                           CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING


     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.


     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.


     To elect dollar cost averaging the owner must have at least $3,000 in the Government Money Market Sub-Account. The automatic transfer amount from the Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.



     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.



     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Government Money Market Sub-Account unless a transfer request is



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
made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.


     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.


     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.



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
GENERAL PROVISIONS OF THE GROUP CONTRACT


ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.


TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT   The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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                                                   CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.



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
     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Fund. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.


     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.


     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.



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
     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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                                       DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a


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
certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)


     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.


     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.


DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.


DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.


DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Fund are valued. The net asset value of the Fund's shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.




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SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.



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
     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectus for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.



                            LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.



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
     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST


     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.


     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.



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
     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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                                                LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.




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ADDITIONAL BENEFITS



     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.




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                                         GENERAL MATTERS RELATING TO THE
                                                            CERTIFICATE



POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.



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
BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.


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
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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                                                     FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.



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
TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. We believe that each portfolio in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those


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
assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.



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
     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.



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BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

AMERICAN TAXPAYER RELIEF ACT OF 2012   The American Taxpayer Relief Act of 2012
("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


     For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


     The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



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                                           DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.



                      OTHER MATTERS



CYBERSECURITY



     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of
Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830

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                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.


The separate account, through its sub-accounts, invests its assets in shares of Ivy Funds Variable Insurance Portfolios, ("Ivy Funds VIP"), Lord Abbett Series Fund, Inc. ("Lord Abbett"), MFS(R) Variable Insurance Trust ("MFS"), MFS(R) Variable Insurance Trust II ("MFS II"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer"), Securian Funds Trust (the "Securian Funds Trust") and VanEck VIP Trust ("VanEck") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):



IVY FUNDS VARIABLE INSURANCE PORTFOLIOS     OPPENHEIMER VARIABLE ACCOUNT FUNDS
- Ivy Funds VIP International Core Equity   - Oppenheimer Global Fund/VA--Non-Service
- Ivy Funds VIP Science and Technology        Shares
LORD ABBETT SERIES FUND, INC.               - Oppenheimer Main Street Small Cap
- Mid Cap Stock Portfolio                     Fund(R)/VA--Non-Service Shares
MFS(R) VARIABLE INSURANCE TRUST             PIONEER VARIABLE CONTRACTS TRUST
- MFS(R) Total Return Bond Series--Initial  - Pioneer Mid Cap Value VCT Portfolio--Class I
  Class Shares                                Shares
MFS(R) VARIABLE INSURANCE TRUST II
- MFS(R) Emerging Markets Equity
  Portfolio--Initial Class Shares


SECURIAN FUNDS TRUST                      - SFT Advantus Bond Fund--Class 2 Shares*
- SFT Advantus Government Money Market    - SFT Advantus Index 400 Mid-Cap
  Fund                                      Fund--Class 2 Shares*
- SFT Advantus Bond Fund--Class 1 Shares  - SFT Advantus Index 500 Fund--Class 2
- SFT Advantus Index 400 Mid-Cap            Shares*
  Fund--Class 1 Shares                    - SFT Advantus Mortgage Securities
- SFT Advantus Index 500 Fund--Class 1      Fund--Class 2 Shares*
  Shares                                  - SFT Advantus Real Estate Securities
- SFT Advantus Mortgage Securities          Fund--Class 2 Shares*
  Fund--Class 1 Shares                    VANECK VIP TRUST
- SFT Advantus Real Estate Securities     - VanEck VIP Global Hard Assets Fund--Initial
  Fund--Class 1 Shares                      Class




-----------------
*  no longer available for transfers or allocations in your policy


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is April 29, 2016.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098



[MINNESOTALIFE LOGO]

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TABLE OF CONTENTS


                                                                                                                       Page
Questions and Answers about the Variable Group Universal Life Insurance Contract....................................     3
     Summary of Benefits and Risks..................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate................................................     3
     Fee Tables.....................................................................................................     7
General Descriptions................................................................................................     9
     Minnesota Life Insurance Company...............................................................................     9
     Minnesota Life Variable Universal Life Account.................................................................     9
     Additions, Deletions or Substitutions..........................................................................    11
     Voting Rights..................................................................................................    12
     The Guaranteed Account.........................................................................................    12
     Summary Information............................................................................................    13
         Guaranteed Account Value...................................................................................    13
Charges.............................................................................................................    14
     Premium Expense Charges........................................................................................    14
         Sales Charge...............................................................................................    14
         Premium Tax Charge.........................................................................................    14
         OBRA Expense Charge........................................................................................    14
     Account Value Charges..........................................................................................    15
         Monthly Deduction..........................................................................................    15
         Partial Surrender Charge...................................................................................    16
         Transfer Charge............................................................................................    16
         Additional Benefits Charges................................................................................    16
     Separate Account Charges.......................................................................................    16
     Fund Charges...................................................................................................    16
     Guarantee of Certain Charges...................................................................................    16
Information about the Group Policy and Certificates.................................................................    17
     Applications and Issuance......................................................................................    17
     Dollar Cost Averaging..........................................................................................    17
     Free Look......................................................................................................    18
     Continuation of Group Coverage.................................................................................    18
     Conversion Right to an Individual Policy.......................................................................    18
     General Provisions of the Group Contract.......................................................................    19
         Issuance...................................................................................................    19
         Termination................................................................................................    19
         Right to Examine Group Contract............................................................................    19
         Entire Group Contract......................................................................................    19
         Ownership of Group Contract and Group Contract Changes.....................................................    19
Certificate Premiums................................................................................................    19
     Premium Limitations............................................................................................    20
     Allocation of Net Premiums and Account Value...................................................................    20
Death Benefit and Account Values....................................................................................    21
     Option A -- Level Death Benefit................................................................................    21
     Option B -- Increasing Death Benefit...........................................................................    21
     Change in Face Amount..........................................................................................    21
         Increases..................................................................................................    21
         Decreases..................................................................................................    22
     Payment of Death Benefit Proceeds..............................................................................    22
     Account Values.................................................................................................    22
         Determination of the Guaranteed Account Value..............................................................    23
         Determination of the Separate Account Value................................................................    23
         Unit Value.................................................................................................    23
         Net Investment Factor......................................................................................    23
         Daily Values...............................................................................................    24



  I

                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     24
     Transfers...........................................................................................................     25
         Market Timing...................................................................................................     25
         Guaranteed Account Transfer Restrictions........................................................................     26
         Other Transfer Information......................................................................................     26
Loans    ................................................................................................................     27
     Loan Interest.......................................................................................................     28
     Loan Repayments.....................................................................................................     28
Lapse and Reinstatement..................................................................................................     29
     Lapse...............................................................................................................     29
     Reinstatement.......................................................................................................     29
Additional Benefits......................................................................................................     29
     Accelerated Benefits Rider..........................................................................................     29
     Waiver of Premium Rider.............................................................................................     30
     Accidental Death and Dismemberment Rider............................................................................     30
     Child Rider.........................................................................................................     30
     Spouse Rider........................................................................................................     30
     Policyholder Contribution Rider.....................................................................................     30
General Matters Relating to the Certificate..............................................................................     30
     Postponement of Payments............................................................................................     30
     The Certificate.....................................................................................................     31
     Control of Certificate..............................................................................................     31
     Maturity............................................................................................................     31
     Beneficiary.........................................................................................................     31
     Change of Beneficiary...............................................................................................     31
     Settlement Options..................................................................................................     31
     Abandoned Property Requirements.....................................................................................     32
Federal Tax Status.......................................................................................................     33
     Introduction........................................................................................................     33
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     33
     Tax Status of Certificates..........................................................................................     33
     Diversification of Investments......................................................................................     33
     Owner Control.......................................................................................................     34
     Tax Treatment of Policy Benefits....................................................................................     34
     Modified Endowment Contracts........................................................................................     35
     Multiple Policies...................................................................................................     36
     Withholding.........................................................................................................     36
     Business Uses of Policy.............................................................................................     36
     Other Taxes.........................................................................................................     36
     Employer-owned Life Insurance Contracts.............................................................................     36
     Life Insurance Purchases by Residents of Puerto Rico................................................................     36
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     36
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     37
     Split-Dollar Arrangements...........................................................................................     37
     Alternative Minimum Tax.............................................................................................     37
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     37
         American Taxpayer Relief Act of 2012............................................................................     37
     Tax Shelter Regulations.............................................................................................     38
     Medicare Tax on Investment Income...................................................................................     38
     Life Insurance Purchases by Residents of Puerto Rico................................................................     38
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     38
Distribution of Certificates.............................................................................................     38
     Payments Made by Underlying Mutual Funds............................................................................     39
Other Matters............................................................................................................     40
     Cybersecurity.......................................................................................................     40
     Legal Proceedings...................................................................................................     40
     Registration Statement..............................................................................................     40
     Financial Statements................................................................................................     41
Statement of Additional Information......................................................................................     42



  II

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QUESTIONS AND ANSWERS ABOUT THE
VARIABLE GROUP UNIVERSAL LIFE
INSURANCE CONTRACT



SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4.5 percent for group-sponsored programs implemented prior to July 1, 2002. For group-sponsored programs effective on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent.

     WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.


   Fund Portfolios include:

     Ivy Funds Variable Insurance Portfolios
         Ivy Funds VIP International Core Equity
         Ivy Funds VIP Science and Technology
     Lord Abbett Series Fund, Inc.
         Mid Cap Stock Portfolio
     MFS(R) Variable Insurance Trust
         MFS(R) Total Return Bond Series--Initial Class Shares
     MFS(R) Variable Insurance Trust II
         MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares

     Oppenheimer Variable Account Funds
         (both are Non-Service Shares)
         Oppenheimer Global Fund(R)/VA
         Oppenheimer Main Street Small Cap Fund/VA

     Pioneer Variable Contracts Trust
         Pioneer Mid Cap Value VCT Portfolio--Class I Shares

     Securian Funds Trust
         SFT Advantus Government Money Market Fund
         SFT Advantus Bond Fund--Class 1 Shares
         SFT Advantus Index 400 Mid-Cap Fund--Class 1 Shares
         SFT Advantus Index 500 Fund--Class 1 Shares
         SFT Advantus Mortgage Securities Fund--Class 1 Shares
         SFT Advantus Real Estate Securities Fund--Class 1 Shares SFT Advantus Bond Fund--Class 2 Shares*
         SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares*
         SFT Advantus Index 500 Fund--Class 2 Shares*
         SFT Advantus Mortgage Securities Fund--Class 2 Shares* SFT Advantus Real Estate Securities Fund--Class 2 Shares*


     VanEck VIP Trust
         VanEck VIP Global Hard Assets Fund--Initial Class


--------------
*  no longer available for transfers or allocations in your policy

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus.

     We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                      When Charge is Deducted              Amount Deducted
--------------------------------------------------------------------  ---------------------------------     ------------------------

Maximum Sales Charge Imposed on Premiums............................  From Each Premium Payment*            5 percent of Premium+

Maximum Premium Tax Charge..........................................  From Each Premium Payment*            4 percent of Premium+

Maximum OBRA Expense Charge**.......................................  From Each Premium Payment*            1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.......................................  None                                  N/A

Maximum Partial Surrender Fee.......................................  From Each Partial Surrender           Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee................................................  Upon Each Transfer+++                 $10+++


-------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   ----------------------------------   -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and          Maximum: $41.36 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   AVERAGE CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and          $0.04 per month per $1,000
                                                            Each Subsequent Monthly              of net amount at risk
                                                            Anniversary
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.25 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and          Maximum: $4 per month
                                                            Each Subsequent Monthly
                                                            Anniversary
MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary             1 percent of Policy Loan per
                                                                                                 year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and          Maximum: $0.10 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and          Maximum: 50 percent of the
                                                            Each Subsequent Monthly              cost of insurance Charge
                                                            Anniversary
CHILD RIDER CHARGE(5)....................................   On the Certificate Date and          Maximum: $0.35 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and          Maximum: $41.36 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   AVERAGE CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and          $0.04 per month per $1,000
                                                            Each Subsequent Monthly              of net amount at risk
                                                            Anniversary



-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 7% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.


(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2015. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                              Minimum          Maximum
----------------------------------------------------------------------       -------         --------

Total Annual Portfolio Operating Expenses.............................        0.46%            1.65%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.


---------------------------------------------------------------------------

GENERAL DESCRIPTIONS



MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.


     The separate account currently invests in the Portfolios of Ivy Funds VIP, Lord Abbett, MFS, MFS II, Oppenheimer, Pioneer, Securian Funds Trust and VanEck. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.


     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.


Fund/Portfolio                                                                   Investment Adviser
------------------------------------------------------------------  ---------------------------------------------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP International Core Equity...........................  Waddell & Reed Investment
   (Seeks to provide capital growth and appreciation.)              Management Company

Ivy Funds VIP Science and Technology..............................  Waddell & Reed Investment
   (Seeks to provide growth of capital.)                            Management Company


LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio...........................................  Lord, Abbett & Co. LLC
   (Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.)


MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Total Return Bond Series--Initial Class Shares.............  Massachusetts Financial Services
   (Seeks total return with an emphasis on current income but also  Company considering capital appreciation.)


MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares....  Massachusetts Financial Services
   (Seeks capital appreciation.)                                    Company

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares....................  OppenheimerFunds, Inc.
   (Seeks capital appreciation.)

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares.............................................  OppenheimerFunds, Inc.
   (Seeks capital appreciation.)

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares...............  Pioneer Investment Management, Inc.
   (Seeks capital appreciation by investing in a diversified
   portfolio of securities consisting primarily of common stocks.)



Fund/Portfolio                                                       Investment Sub-Adviser
------------------------------------------------------------------  -----------------------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP International Core Equity...........................
   (Seeks to provide capital growth and appreciation.)

Ivy Funds VIP Science and Technology..............................
   (Seeks to provide growth of capital.)


LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio...........................................
   (Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.)


MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Total Return Bond Series--Initial Class Shares.............
   (Seeks total return with an emphasis on current income but also considering capital appreciation.)


MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares....
   (Seeks capital appreciation.)

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares....................
   (Seeks capital appreciation.)

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares.............................................
   (Seeks capital appreciation.)

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares...............
   (Seeks capital appreciation by investing in a diversified
   portfolio of securities consisting primarily of common stocks.)



Fund/Portfolio                                                                   Investment Adviser
------------------------------------------------------------------  ---------------------------------------------

SECURIAN FUNDS TRUST:

SFT Advantus Government Money Market Fund*........................  Advantus Capital Management, Inc.

SFT Advantus Bond Fund--Class 1 Shares............................  Advantus Capital Management, Inc.

SFT Advantus Index 400 Mid-Cap Fund--Class 1 Shares...............  Advantus Capital Management, Inc.

SFT Advantus Index 500 Fund--Class 1 Shares.......................  Advantus Capital Management, Inc.

SFT Advantus Mortgage Securities Fund--Class 1 Shares.............  Advantus Capital Management, Inc.

SFT Advantus Real Estate Securities Fund--Class 1 Shares..........  Advantus Capital Management, Inc.

SFT Advantus Bond Fund--Class 2 Shares**..........................  Advantus Capital Management, Inc.

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares**.............  Advantus Capital Management, Inc.

SFT Advantus Index 500 Fund--Class 2 Shares**.....................  Advantus Capital Management, Inc.

SFT Advantus Mortgage Securities Fund--Class 2 Shares**...........  Advantus Capital Management, Inc.

SFT Advantus Real Estate Securities Fund--Class 2 Shares**........  Advantus Capital Management, Inc.

VANECK VIP TRUST:
VanEck VIP Global Hard Assets Fund--Initial Class.................  Van Eck Associates Corporation
   (Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.)



Fund/Portfolio                                                       Investment Sub-Adviser
------------------------------------------------------------------  -----------------------

SECURIAN FUNDS TRUST:

SFT Advantus Government Money Market Fund*........................

SFT Advantus Bond Fund--Class 1 Shares............................

SFT Advantus Index 400 Mid-Cap Fund--Class 1 Shares...............

SFT Advantus Index 500 Fund--Class 1 Shares.......................

SFT Advantus Mortgage Securities Fund--Class 1 Shares.............

SFT Advantus Real Estate Securities Fund--Class 1 Shares..........

SFT Advantus Bond Fund--Class 2 Shares**..........................

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares**.............

SFT Advantus Index 500 Fund--Class 2 Shares**.....................

SFT Advantus Mortgage Securities Fund--Class 2 Shares**...........

SFT Advantus Real Estate Securities Fund--Class 2 Shares**........

VANECK VIP TRUST:
VanEck VIP Global Hard Assets Fund--Initial Class.................
   (Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.)





--------------
* Although the Government Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Government Money Market Fund. An investment in the Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Government Money Market Fund may become extremely low and possibly negative.


** No longer available for transfers or allocations in your policy.

     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.


GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002 the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.


     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

---------------------------------------------------------------------------

                                                                CHARGES



     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .25 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES



APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING


     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Advantus Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.


     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.


     To elect dollar cost averaging the owner must have at least $3,000 in the SFT Advantus Government Money Market Sub-Account. The automatic transfer amount from the SFT Advantus Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.



     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Advantus Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.



     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Advantus Government Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.


     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.


     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.


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GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.


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CERTIFICATE PREMIUMS



     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.


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

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.


     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.


     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.


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DEATH BENEFIT AND ACCOUNT
VALUES



     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be


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
accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)


     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.


     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.


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

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.


DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented on or before July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented after July 1, 2002, the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.


DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.


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

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.


DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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                                         SURRENDERS, PARTIAL SURRENDERS
                                                          AND TRANSFERS



     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion


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
that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;


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-    whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.


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

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.


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LOANS



     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment


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
will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST


     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.


     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 7 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 7 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.


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LAPSE AND REINSTATEMENT



LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.


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ADDITIONAL BENEFITS




     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other


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
limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.


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                            GENERAL MATTERS RELATING TO THE CERTIFICATE




POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay


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
mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.


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

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS.    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.


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FEDERAL TAX STATUS



INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each


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portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in
Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

     AMERICAN TAXPAYER RELIEF ACT OF 2012   The American Taxpayer Relief Act of
2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


     For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.

     The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.


          DISTRIBUTION OF CERTIFICATES



     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms") .. Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.


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

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. Several of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.


                      OTHER MATTERS




CYBERSECURITY



     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not


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
contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

---------------------------------------------------------------------------

                                    STATEMENT OF ADDITIONAL INFORMATION



     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements



Investment Company Act Number 811-8830

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



Item Number    Caption in Statement of Additional Information
15. Cover Page and Table of Contents

16. General Information and History

17. Services

18. Premiums

19. Additional Information About Operation of

   Contracts and Minnesota

                      Life Variable Universal Life Account

20. Underwriters

21. Additional Information About Charges

22. Lapse and Reinstatement

23. Loans

24. Financial Statements

25. Illustrations

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)




                       STATEMENT OF ADDITIONAL INFORMATION

        THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: April 29, 2016

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-843-8358, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.

Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to policy and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.


The separate account currently invests in the ALPS Variable Investment Trust Funds, American Funds Insurance Series(R) Funds, Fidelity(R) Variable Insurance Products Funds, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, Pioneer Variable Contracts Trust, Securian Funds Trust Funds, VanEck VIP Trust and Vanguard(R) Variable Insurance Fund.


On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

   - SECURIAN FUNDS TRUST - IVY(SM) SMALL CAP GROWTH FUND --


   (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

(ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

   - SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or

      0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner's paycheck. If an owner's insurance is continued following loss of the insured's eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner's address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured's lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.

If the insured is a citizen of Missouri, Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

o        the monthly cost of insurance charges that were paid; and
o the monthly cost of insurance charges that should have been paid based on the insured's correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if the certificate will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage. Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate. Under either test, if the death benefit is not greater than the applicable percentage of the account value, we will increase the face amount or return premium with interest to maintain compliance with IRC
Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:




             Applicable Percentage     Applicable Percentage
 Attained   for certificates issued   for certificates issued on
   Age      before January 1, 2009     or after January 1, 2009

   35         432.4%                    512.3%
   45         310.2                     369.0
   55         226.9                     375.6
   65         171.8                     215.9
   75         137.5                     178.9

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:




Attained   Applicable      Attained   Applicable      Attained   Applicable
  Age      Percentage        Age      Percentage        Age      Percentage
40 & below    250%            54         157%            68         117%
   41         243             55         150             69         116
   42         236             56         146             70         115
   43         229             57         142             71         113
   44         222             58         138             72         111
   45         215             59         134             73         109
   46         209             60         130             74         107
   47         203             61         128            75-90       105
   48         197             62         126             91         104
   49         191             63         124             92         103
   50         185             64         122             93         102
   51         178             65         120             94         101
   52         171             66         119             95         100
   53         164             67         118

Several factors that may influence the premium limit under the Guideline Premium/Cash Value Corridor Test include: the current and past face amounts of the certificate, the certificate year, the age at certificate issue, the age at any face amount change, and the underwriting class of the insured as well as the charges under the certificate. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See "Federal Tax Status".)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. Amounts paid by Minnesota Life to the underwriter for 2015, 2014, and 2013 were $710,833, $643,824 and $656,942, net respectively.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of
0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

UNDERWRITING The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS

To illustrate the operation of the certificate under various assumptions, we have prepared several tables along with additional explanatory text, that may be of assistance.

The following tables illustrate how the account value and death benefit of a certificate change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a certificate issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. The account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual certificate years.

The tables illustrate a certificate issued to an insured, age 50 in a group-sponsored program. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, a 0.50 percent mortality and expense charge and a 0.25 percent OBRA expense charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular certificate has different administration, mortality and expense risk charge, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The account values and death benefits would also vary if premiums were paid in other amounts or at other than annual intervals, or account values were allocated differently among individual sub-accounts with varying rates of return. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.

The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 1980 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 125 percent of the rate under the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table. The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 2001 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 200 percent of the rate under the 2001 Commissioners Standard Ordinary ("2001 CSO") Mortality Table. A maximum sales charge of 5 percent is also used. The account value column in the tables with the heading "Using Assumed Cost of Insurance Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a certificate depend on a variety of factors as described in "Account Value Charges" section of the prospectus.

The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment expenses illustrated represent an average of the investment advisory fee charged for all Funds covered under the prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown under the heading "Fund Charges" in the prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as illustrated under the heading "Fund Charges" in the prospectus. The average annual expense number used in the illustrations (0.83 percent) does not include waivers, reductions, and reimbursements. Gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.32 percent, 4.60 percent and 10.52 percent.

The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now. To produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") and therefore the values do not reflect the additional premium expense charge to cover Minnesota Life's increased OBRA related expenses in that situation (as described in "OBRA Expense Charge").

The tables illustrate the certificate values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no certificate loans have been made. The tables are also based on the assumptions that no partial surrenders have been made, that no transfer charges were incurred, that no optional riders have been requested and that no allocations have been made to the guaranteed account. The certificate values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the certificate's qualification as life insurance under Section 7702 of the Code.

Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

                             DEATH BENEFIT OPTION A

                                  ISSUE AGE 50

                                     UNISEX
                                   NONTOBACCO

                       FACE AMOUNT OF INSURANCE - $800,000
                            ANNUAL PREMIUM - $14,100
                          (MONTHLY PREMIUM - $1,175)(1)

                   USING CURRENT COST OF INSURANCE CHARGES*


                                              -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)              6% Gross(2)              12% Gross(2)
                                   (-1.32% Net)(3)          (4.60% Net)(3)            (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account       Death       Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)      Benefit     Value(4)      Benefit
------     ---     -------     ---------     -------     ---------    ---------   ---------     ----------
 1         51      14,100      10,756        800,000        11,102     800,000       11,442       800,000
 2         52      14,100      21,123        800,000        22,462     800,000       23,830       800,000
 3         53      14,100      31,112        800,000        34,101     800,000       37,276       800,000
 4         54      14,100      40,641        800,000        45,947     800,000       51,809       800,000
 5         55      14,100      49,636        800,000        57,931     800,000       67,471       800,000
 6         56      14,100      58,020        800,000        69,984     800,000       84,314       800,000
 7         57      14,100      65,636        800,000        81,948     800,000      102,315       800,000
 8         58      14,100      72,589        800,000        93,930     800,000      121,728       800,000
 9         59      14,100      78,808        800,000       105,866     800,000      142,664       800,000
10         60      14,100      84,224        800,000       117,690     800,000      165,257       800,000

15         65      14,100      98,737        800,000       174,958     800,000      312,078       800,000
20         70      14,100      88,511        800,000       227,240     800,000      552,487       800,000
25         75      14,100           0        800,000       232,738     800,000      969,149     1,017,606
30         80      14,100           0        800,000        97,870     800,000    1,653,580     1,736,259
35         85      14,100           0        800,000             0     800,000    2,717,175     2,853,034
40         90      14,100           0        800,000             0     800,000    4,325,444     4,541,716
45         95      14,100           0        800,000             0     800,000    6,884,060     6,952,901




(1) A premium payment of $1,175 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus.
The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 50, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A

                                  ISSUE AGE 50

                                     UNISEX
                                   NONTOBACCO


                       FACE AMOUNT OF INSURANCE - $800,000
                             ANNUAL PREMIUM - $14,100
                           (MONTHLY PREMIUM - $1,175)(1)


              USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO


                                                  -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)             6% Gross(2)                12% Gross(2)
                                   (-1.32% Net)(3)         (4.60% Net)(3)             (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account      Death       Account         Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit     Value(4)       Benefit
------     ---     -------     ---------     -------     --------     -------    ----------     ---------
    1      51      14,100        8,064       800,000        8,324     800,000         8,579       800,000
    2      52      14,100       15,647       800,000       16,647     800,000        17,668       800,000
    3      53      14,100       22,695       800,000       24,912     800,000        27,268       800,000
    4      54      14,100       29,146       800,000       33,049     800,000        37,369       800,000
    5      55      14,100       34,966       800,000       41,017     800,000        47,996       800,000
    6      56      14,100       40,103       800,000       48,754     800,000        59,162       800,000
    7      57      14,100       44,523       800,000       56,214     800,000        70,900       800,000
    8      58      14,100       48,191       800,000       63,350     800,000        83,257       800,000
    9      59      14,100       51,052       800,000       70,094     800,000        96,266       800,000
   10      60      14,100       53,014       800,000       76,338     800,000       109,937       800,000

   15      65      14,100       44,433       800,000       94,338     800,000       187,884       800,000
   20      70      14,100            0       800,000       67,686     800,000       281,935       800,000
   25      75      14,100            0       800,000            0     800,000       397,456       800,000
   30      80      14,100            0       800,000            0     800,000       556,723       800,000
   35      85      14,100            0       800,000            0     800,000       894,891       939,635
   40      90      14,100            0       800,000            0     800,000     1,479,345     1,553,312
   45      95      14,100            0       800,000            0     800,000     2,412,564     2,436,690



(1) A premium payment of $1,175 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A

                                 ISSUE AGE 50

                                    UNISEX
                                  NONTOBACCO


                     FACE AMOUNT OF INSURANCE - $800,000
                            ANNUAL PREMIUM - $14,100
                          (MONTHLY PREMIUM - $1,175)(1)


              USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO


                                               -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)            6% Gross(2)                12% Gross(2)
                                   (-1.32% Net)(3)        (4.60% Net)(3)             (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account      Death       Account         Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit     Value(4)       Benefit
------     ---     -------     ---------     -------     --------     -------    ----------     ---------
1          51      14,100          7,627     800,000        7,872     800,000         8,113       800,000
2          52      14,100         14,703     800,000       15,646     800,000        16,609       800,000
3          53      14,100         21,140     800,000       23,221     800,000        25,435       800,000
4          54      14,100         26,865     800,000       30,512     800,000        34,552       800,000
5          55      14,100         31,736     800,000       37,356     800,000        43,848       800,000
6          56      14,100         35,674     800,000       43,648     800,000        53,268       800,000
7          57      14,100         38,643     800,000       49,325     800,000        62,803       800,000
8          58      14,100         40,671     800,000       54,384     800,000        72,512       800,000
9          59      14,100         41,753     800,000       58,791     800,000        82,430       800,000
10         60      14,100         41,763     800,000       62,389     800,000        92,483       800,000

15         65      14,100         17,401     800,000       58,137     800,000       138,155       800,000
20         70      14,100              0     800,000            0     800,000       160,439       800,000
25         75      14,100              0     800,000            0     800,000       103,395       800,000
30         80      14,100              0     800,000            0     800,000             0       800,000
35         85      14,100              0     800,000            0     800,000             0       800,000
40         90      14,100              0     800,000            0     800,000             0       800,000
45         95      14,100              0     800,000            0     800,000             0       800,000



(1) A premium payment of $1,175 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                           DEATH BENEFIT OPTION B

                                ISSUE AGE 50

                                   UNISEX
                                 NONTOBACCO


                    FACE AMOUNT OF INSURANCE - $800,000
                           ANNUAL PREMIUM - $14,100
                         (MONTHLY PREMIUM - $1,175)(1)


                 USING CURRENT COST OF INSURANCE CHARGES*


                                          -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)              12% Gross(2)
                                  (-1.32% Net)(3)          (4.60% Net)(3)            (10.52% Net)(3)
End of     Att     Annual      Account        Death      Account       Death        Account       Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit       Value(4)     Benefit
------     ---     -------     ---------     --------    --------     --------     ----------    ---------
   1       51      14,100        10,738       810,738      11,083     811,083          11,423      811,423
   2       52      14,100        21,048       821,048      22,381     822,381          23,743      823,743
   3       53      14,100        30,937       830,937      33,904     833,904          37,055      837,055
   4       54      14,100        40,313       840,313      45,563     845,563          51,362      851,362
   5       55      14,100        49,089       849,089      57,267     857,267          66,668      866,668
   6       56      14,100        57,177       857,177      68,918     868,918          82,975      882,975
   7       57      14,100        64,396       864,396      80,319     880,319         100,187      900,187
   8       58      14,100        70,852       870,852      91,555     891,555         118,500      918,500
   9       59      14,100        76,460       876,460     102,521     902,521         137,929      937,929
  10       60      14,100        81,137       881,137     113,106     913,106         158,489      958,489

  15       65      14,100        89,930       889,930     158,547     958,547         281,670    1,081,670
  20       70      14,100        71,000       871,000     184,153     984,153         448,781    1,248,781
  25       75      14,100             0       800,000     125,468     925,468         622,068    1,422,068
  30       80      14,100             0       800,000           0     800,000         717,245    1,517,245
  35       85      14,100             0       800,000           0     800,000         551,872    1,351,872
  40       90      14,100             0       800,000           0     800,000               0      800,000
  45       95      14,100             0       800,000           0     800,000               0      800,000



(1) A premium payment of $1,175 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus.
The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 50, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            DEATH BENEFIT OPTION B

                                 ISSUE AGE 50

                                    UNISEX
                                  NONTOBACCO


                     FACE AMOUNT OF INSURANCE - $800,000
                            ANNUAL PREMIUM - $14,100
                          (MONTHLY PREMIUM - $1,175)(1)


           USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO


                                            -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)               6% Gross(2)              12% Gross(2)
                                 (-1.32% Net)(3)            (4.60% Net)(3)           (10.52% Net)(3)
End of     Att     Annual      Account        Death      Account       Death       Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     --------    --------     --------    ----------    ----------
   1        51      14,100        8,037      808,037       8,296      808,296         8,550        808,550
   2        52      14,100       15,539      815,539      16,530      816,530        17,542        817,542
   3        53      14,100       22,447      822,447      24,632      824,632        26,954        826,954
   4        54      14,100       28,691      828,691      32,516      832,516        36,748        836,748
   5        55      14,100       34,233      834,233      40,123      840,123        46,913        846,913
   6        56      14,100       39,016      839,016      47,372      847,372        57,417        857,417
   7        57      14,100       43,002      843,002      54,197      854,197        68,246        868,246
   8        58      14,100       46,154      846,154      60,529      860,529        79,383        879,383
   9        59      14,100       48,415      848,415      66,277      866,277        90,789        890,789
  10        60      14,100       49,694      849,694      71,306      871,306       102,381        902,381

  15        65      14,100       36,668      836,668      78,862      878,862       157,815        957,815
  20        70      14,100            0      800,000      33,600      833,600       186,370        986,370
  25        75      14,100            0      800,000           0      800,000       129,616        929,616
  30        80      14,100            0      800,000           0      800,000             0        800,000
  35        85      14,100            0      800,000           0      800,000             0        800,000
  40        90      14,100            0      800,000           0      800,000             0        800,000
  45        95      14,100            0      800,000           0      800,000             0        800,000



(1) A premium payment of $1,175 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B

                                  ISSUE AGE 50

                                     UNISEX
                                  NONTOBACCO


                      FACE AMOUNT OF INSURANCE - $800,000
                           ANNUAL PREMIUM - $14,100
                          (MONTHLY PREMIUM - $1,175)(1)


             USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO


                                           -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)               6% Gross(2)                12% Gross(2)
                                 (-1.32% Net)(3)           (4.60% Net)(3)             (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account       Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit       Value(4)      Benefit
------     ---     -------     ---------     -------     --------     --------     ---------     ---------
   1        51      14,100       7,599       807,599       7,843       807,843        8,083       808,083
   2        52      14,100      14,592       814,592      15,526       815,526       16,480       816,480
   3        53      14,100      20,883       820,883      22,932       822,932       25,110       825,110
   4        54      14,100      26,395       826,395      29,961       829,961       33,909       833,909
   5        55      14,100      30,976       830,976      36,427       836,427       42,721       842,721
   6        56      14,100      34,544       834,544      42,208       842,208       51,446       851,446
   7        57      14,100      37,064       837,064      47,221       847,221       60,024       860,024
   8        58      14,100      38,569       838,569      51,452       851,452       68,461       868,461
   9        59      14,100      39,062       839,062      54,854       854,854       76,730       876,730
  10        60      14,100      38,425       838,425      57,252       857,252       84,674       884,674

  15        65      14,100      10,747       810,747      43,662       843,662      108,491       908,491
  20        70      14,100           0       800,000           0       800,000       76,133       876,133
  25        75      14,100           0       800,000           0       800,000            0       800,000
  30        80      14,100           0       800,000           0       800,000            0       800,000
  35        85      14,100           0       800,000           0       800,000            0       800,000
  40        90      14,100           0       800,000           0       800,000            0       800,000
  45        95      14,100           0       800,000           0       800,000            0       800,000



(1) A premium payment of $1,175 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Universal Life Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


The report dated March 4, 2016 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption of Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                                December 31, 2015

     (With Report of Independent Registered Public Accounting Firm Thereon)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                                December 31, 2015

                                TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Policy Owners' Equity         2

Statements of Operations                                            15

Statements of Changes in Net Assets                                 29

Notes to Financial Statements                                       43

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Policy Owners of Minnesota Life Variable Universal Life Account:

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in note 1 of Minnesota Life Variable Universal Life Account (collectively, the Account), as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the respective underlying portfolios or their transfer agent, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Minnesota Life Variable Universal Life Account as of December 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                 /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2016

          KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
          ("KPMG International"), a Swiss entity.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                         FIDELITY
                                            AMER FUNDS      AMER FUNDS      FIDELITY      FIDELITY          VIP
                                              IS GLBL      IS NEW WORLD    VIP ASSET      VIP ASSET      BALANCED      FIDELITY VIP
                                            GROWTH CL 1        CL 1        MGR GRO IC      MGR IC           IC        CONTRAFUND IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $      92,667         11,407        267,715         74,427        143,924      1,673,865
Receivable from Minnesota Life for policy
   purchase payments                                  --             --            642             --             88             --
Receivable for investments sold                   37,251          7,946             --              1             --         30,734
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                129,918         19,353        268,357         74,428        144,012      1,704,599
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                  37,251          7,946             --              1             --         30,734
Payable for investments purchased                     --             --            642             --             88             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                            37,251          7,946            642              1             88         30,734
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $      92,667         11,407        267,715         74,427        143,924      1,673,865
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $      92,667         11,407        267,715         74,427        143,924      1,673,865

     Investment shares                             3,511            605         14,157          4,723          8,846         49,347
     Investments at cost                   $     100,125         13,696        276,636         79,098        149,074      1,762,660

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                         FIDELITY
                                             FIDELITY      FIDELITY VIP   FIDELITY VIP   FIDELITY VIP       VIP         FIDELITY
                                             VIP DISC       DYNAMIC CAP     EMERGING        EQUITY-       FREEDOM      VIP FREEDOM
                                             SM CAP IC        APP IC       MARKETS IC      INCOME IC      2010 IC        2015 IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $      50,421         60,338         61,362      1,192,471          4,870          8,948
Receivable from Minnesota Life for policy
   purchase payments                                  --             --             --             --             --             --
Receivable for investments sold                       --             --             --          7,564             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                 50,421         60,338         61,362      1,200,035          4,870          8,948
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --             --             --          7,564             --             --
Payable for investments purchased                     --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                                --             --             --          7,564             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $      50,421         60,338         61,362      1,192,471          4,870          8,948
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $      50,421         60,338         61,362      1,192,471          4,870          8,948

     Investment shares                             3,472          4,696          7,538         58,283            401            731
     Investments at cost                   $      52,167         61,615         69,513      1,315,837          5,055          9,314

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             FIDELITY       FIDELITY        FIDELITY                     FIDELITY       FIDELITY
                                                VIP            VIP            VIP        FIDELITY VIP       VIP            VIP
                                              FREEDOM        FREEDOM        FREEDOM      FREEDOM 2035     FREEDOM        FREEDOM
                                              2020 IC        2025 IC        2030 IC           IC          2040 IC        2045 IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $       8,094         15,554         44,551         10,021         11,196          9,273
Receivable from Minnesota Life for policy
   purchase payments                                  --             --             --             --             --             --
Receivable for investments sold                       --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                  8,094         15,554         44,551         10,021         11,196          9,273
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --             --             --             --             --             --
Payable for investments purchased                     --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                                --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $       8,094         15,554         44,551         10,021         11,196          9,273
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $       8,094         15,554         44,551         10,021         11,196          9,273

     Investment shares                               651          1,213          3,513            526            615            514
     Investments at cost                   $       8,425         15,825         46,562         10,542         11,719          9,748

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             FIDELITY
                                                VIP        FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                              FREEDOM         FREEDOM      FUNDS MGR       FUNDS MGR      FUNDS MGR      FUNDS MGR
                                              2050 IC        INCOME IC       20% SC         50% SC         60% SC         70% SC
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $      17,058          4,493          4,851          6,231          5,930          6,357
Receivable from Minnesota Life for policy
   purchase payments                                  --             --             --             --             --             --
Receivable for investments sold                       --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                 17,058          4,493          4,851          6,231          5,930          6,357
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --             --             --             --             --             --
Payable for investments purchased                     --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                                --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $      17,058          4,493          4,851          6,231          5,930          6,357
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $      17,058          4,493          4,851          6,231          5,930          6,357

     Investment shares                             1,039            417            440            526            536            528
     Investments at cost                   $      17,755          4,629          5,032          6,524          6,344          6,575

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP     FIDELITY
                                              FUNDS MGR     GOVT MONEY      GROWTH &     FIDELITY VIP    GROWTH OPP      VIP HIGH
                                               85% SC         MKT IC         INC IC        GROWTH IC         IC           LNC IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $       8,029        303,906        267,441      1,082,801        301,753        295,596
Receivable from Minnesota Life for policy
   purchase payments                                  --             --            219            177            134             --
Receivable for investments sold                       --         26,180             --             --             --         29,101
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                  8,029        330,086        267,660      1,082,978        301,887        324,697
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --         26,180             --             --             --         29,101
Payable for investments purchased                     --             --            219            177            134             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                                --         26,180            219            177            134         29,101
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $       8,029        303,906        267,441      1,082,801        301,753        295,596
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $       8,029        303,906        267,441      1,082,801        301,753        295,596

     Investment shares                               676        303,906         14,165         16,468          9,504         59,716
     Investments at cost                   $       8,426        303,906        285,902      1,034,540        317,486        330,873

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             FIDELITY                                    FIDELITY
                                             FIDELITY        VIP INTL     FIDELITY VIP                      VIP         FIDELITY
                                             VIP INDEX        CAP APP     INVEST GRADE   FIDELITY VIP    OVERSEAS       VIP REAL
                                              500 IC            IC             IC         MID CAP IC        IC          ESTATE IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $     817,430         73,122        127,698      1,089,196        499,033        128,500
Receivable from Minnesota Life for policy
   purchase payments                                 139             --             12            119            116             --
Receivable for investments sold                       --             --             --             --             --              1
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                817,569         73,122        127,710      1,089,315        499,149        128,501
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --             --             --             --             --              1
Payable for investments purchased                    139             --             12            119            116             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                               139             --             12            119            116              1
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $     817,430         73,122        127,698      1,089,196        499,033        128,500
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $     817,430         73,122        127,698      1,089,196        499,033        128,500

     Investment shares                             3,960          5,490         10,323         33,360         26,155          6,553
     Investments at cost                   $     803,882         72,796        132,882      1,184,853        516,840        126,515

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP    IBBOTSON       IBBOTSON
                                            STRAT INCOME    TARGET VOL    FIDELITY VIP    VALUE STRAT    BALANCED        GROWTH
                                                 IC             IC          VALUE IC          IC           ETF1           ETF1
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $     175,257         42,581         59,681         44,485          9,431          9,062
Receivable from Minnesota Life for policy
   purchase payments                                  --             --             31             --            266             --
Receivable for investments sold                        1             --             --             --             --             38
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                175,258         42,581         59,712         44,485          9,697          9,100
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                       1             --             --             --             --             38
Payable for investments purchased                     --             --             31             --            266             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                                 1             --             31             --            266             38
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $     175,257         42,581         59,681         44,485          9,431          9,062
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $     175,257         42,581         59,681         44,485          9,431          9,062

     Investment shares                            16,534          3,917          4,467          3,060            886            848
     Investments at cost                   $     188,207         45,356         68,980         46,578         10,043          9,423

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             IBBOTSON
                                             INCOME &                                      IVY VIP                        IVY VIP
                                              GROWTH          IVY VIP       IVY VIP         HIGH        IVY VIP INTL     MICRO CAP
                                               ETF1          BALANCED     CORE EQUITY      INCOME        CORE EQUITY      GROWTH
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $       9,149      3,661,166        226,378          9,738      5,128,458        125,421
Receivable from Minnesota Life for policy
   purchase payments                                  --             --             --             --             --             --
Receivable for investments sold                   13,863         30,113         48,637             35         11,812         17,519
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                 23,012      3,691,279        275,015          9,773      5,140,270        142,940
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                  13,863         30,113         48,637             35         11,812         17,519
Payable for investments purchased                     --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                            13,863         30,113         48,637             35         11,812         17,519
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $       9,149      3,661,166        226,378          9,738      5,128,458        125,421
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $       9,149      3,661,166        226,378          9,738      5,128,458        125,421

     Investment shares                               904        417,965         19,264          2,906        330,295          6,083
     Investments at cost                   $       9,848      3,942,476        255,792         11,299      5,665,659        147,400

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              IVY VIP        IVY VIP                        JANUS                      LORD ABBETT
                                             SCIENCE &      SMALL CAP       IVY VIP         ASPEN       JANUS ASPEN      MID CAP
                                               TECH           VALUE          VALUE        FORTY SS      OVERSEAS SS       STOCK
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $   7,565,416        160,408        319,849        204,240        818,332      5,770,714
Receivable from Minnesota Life for policy
   purchase payments                              35,904             --             --             --             --         50,629
Receivable for investments sold                       --         21,239          5,747         16,494         24,953             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                              7,601,320        181,647        325,596        220,734        843,285      5,821,343
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --         21,239          5,747         16,494         24,953             --
Payable for investments purchased                 35,904             --             --             --             --         50,629
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                            35,904         21,239          5,747         16,494         24,953         50,629
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $   7,565,416        160,408        319,849        204,240        818,332      5,770,714
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $   7,565,416        160,408        319,849        204,240        818,332      5,770,714

     Investment shares                           329,567         10,246         51,989          5,822         29,394        247,883
     Investments at cost                   $   7,084,588        173,213        340,893        213,608      1,175,485      5,070,096

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             MFS TOTAL       MFS VIT                                    PIONEER MID-       SFT
                                            RETURN BOND    EMRG MKT EQ     OPP GLOBAL      OPP MS         CAP VALUE     ADVANTUS
                                              SERIES           IC           FUND VA       SMALL CAP          VCT        BOND CL 1
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $   1,459,171      1,670,422      2,933,557      2,872,823      1,664,271      4,837,980
Receivable from Minnesota Life for policy
   purchase payments                              17,189         30,931         35,105         29,725         18,180         38,111
Receivable for investments sold                       --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                              1,476,360      1,701,353      2,968,662      2,902,548      1,682,451      4,876,091
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --             --             --             --             --             --
Payable for investments purchased                 17,189         30,931         35,105         29,725         18,180         38,111
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                            17,189         30,931         35,105         29,725         18,180         38,111
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $   1,459,171      1,670,422      2,933,557      2,872,823      1,664,271      4,837,980
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $   1,459,171      1,670,422      2,933,557      2,872,823      1,664,271      4,837,980

     Investment shares                           112,244        144,126         77,199        134,748         88,150      2,242,779
     Investments at cost                   $   1,505,033      1,991,737      2,898,799      3,289,884      1,901,473      4,639,655

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                                           SFT
                                                           SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS     ADVANTUS
                                            SFT ADVANTUS   INDEX 400 MC   INDEX 400 MC     INDEX 500    INDEX 500       INTL BOND
                                              BOND CL 2        CL 1           CL 2            CL 1          CL 2           CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $  19,631,528     14,889,152     31,787,667     27,978,413     75,609,623         62,397
Receivable from Minnesota Life for policy
   purchase payments                              10,493         83,820          5,026        183,692          8,904             --
Receivable for investments sold                       --             --             --             --             --          1,522
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                             19,642,021     14,972,972     31,792,693     28,162,105     75,618,527         63,919
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                      --             --             --             --             --          1,522
Payable for investments purchased                 10,493         83,820          5,026        183,692          8,904             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                            10,493         83,820          5,026        183,692          8,904          1,522
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $  19,631,528     14,889,152     31,787,667     27,978,413     75,609,623         62,397
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $  19,631,528     14,889,152     31,787,667     27,978,413     75,609,623         62,397

     Investment shares                         9,260,845      4,190,759      9,104,392      3,573,989      9,828,641         26,261
     Investments at cost                   $  18,350,283     12,270,582     19,503,544     21,810,416     45,534,068         62,953

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                SFT             SFT           SFT            SFT            SFT
                                             ADVANTUS        ADVANTUS       ADVANTUS      ADVANTUS       ADVANTUS
                                               MONEY         MORTGAGE       MORTGAGE     REAL ESTATE    REAL ESTATE      SFT IVY
                                              MARKET           CL 1           CL 2          CL 1           CL 2          GROWTH
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $   4,589,884        731,333        385,178      4,669,894      1,066,287      2,327,323
Receivable from Minnesota Life for policy
   purchase payments                                  --          6,636            727         34,574          6,995             --
Receivable for investments sold                   28,612             --             --             --             --         11,795
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                              4,618,496        737,969        385,905      4,704,468      1,073,282      2,339,118
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                  28,612             --             --             --             --         11,795
Payable for investments purchased                     --          6,636            727         34,574          6,995             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                            28,612          6,636            727         34,574          6,995         11,795
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $   4,589,884        731,333        385,178      4,669,894      1,066,287      2,327,323
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $   4,589,884        731,333        385,178      4,669,894      1,066,287      2,327,323

     Investment shares                         4,592,033        386,166        206,974      1,079,994        250,952        193,757
     Investments at cost                   $   4,592,033        686,017        349,823      3,680,622        852,790      1,963,999

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              SFT IVY      SFT PYRAMIS    VAN ECK VIP    VANGUARD VI     VANGUARD
                                             SMALL CAP     CORE EQUITY     GLOB HARD     DIVERSIFIED     VI TOTAL
                                              GROWTH          CL 1           ASSETS         VALUE       BOND MARKET      TOTALS
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $     260,437        465,735      2,476,709         19,081         10,016    235,519,176
Receivable from Minnesota Life for policy
   purchase payments                                  --             --         31,620             --             --        630,204
Receivable for investments sold                   12,370          3,361             --            173             22        387,084
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total assets                                272,807        469,096      2,508,329         19,254         10,038    236,536,464
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                  12,370          3,361             --            173             22        387,084
Payable for investments purchased                     --             --         31,620             --             --        630,204
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Total liabilities                            12,370          3,361         31,620            173             22      1,017,288
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Net assets applicable to policy
        owners                             $     260,437        465,735      2,476,709         19,081         10,016    235,519,176
                                           =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
     Total policy owners' equity           $     260,437        465,735      2,476,709         19,081         10,016    235,519,176

     Investment shares                            25,007         41,360        146,724          1,153            849
     Investments at cost                   $     257,691        420,882      4,173,525         20,482          9,986    184,388,592

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            AMER FUNDS      AMER FUNDS    FIDELITY VIP                                 FIDELITY VIP
                                              IS GLBL         IS NEW       ASSET MGR     FIDELITY VIP   FIDELITY VIP    CONTRAFUND
                                            GROWTH CL 1     WORLD CL 1       GRO IC      ASSET MGR IC    BALANCED IC        IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $       1,640            163          3,281          1,178          2,142         17,795
   Mortality, expense and administrative
     charges (note 3)                               (291)           (46)          (701)          (197)          (355)        (4,390)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                1,349            117          2,580            981          1,787         13,405
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                       11,798          1,075            164          6,128          4,225        156,212

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                          43,152          9,064        115,853         67,700        102,978        743,840
     Cost of investments sold                    (46,004)       (11,012)      (110,214)       (70,701)      (101,917)      (723,945)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                  (2,852)        (1,948)         5,639         (3,001)         1,061         19,895

     Net realized gains (losses) on
        investments                                8,946           (873)         5,803          3,127          5,286        176,107

   Net change in unrealized appreciation
     (depreciation) of investments                (5,211)          (468)        (8,394)        (3,839)        (6,507)      (181,988)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net              3,735         (1,341)        (2,591)          (712)        (1,221)        (5,881)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $       5,084         (1,224)           (11)           269            566          7,524
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                             DISC SM CAP    DYNAMIC CAP     EMERGING        EQUITY-        FREEDOM        FREEDOM
                                                 IC           APP IC       MARKETS IC      INCOME IC       2010 IC        2015 IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $         310            531            380         39,764             90            157
   Mortality, expense and administrative
     charges (note 3)                               (139)          (164)          (163)        (4,119)           (12)           (24)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                  171            367            217         35,645             78            133
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          116          3,693             --        119,229             14             47

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                          22,138         22,182         22,176        268,917          1,458         10,360
     Cost of investments sold                    (21,642)       (21,132)       (21,207)      (242,279)        (1,444)       (10,325)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                     496          1,050            969         26,638             14             35

     Net realized gains (losses) on
        investments                                  612          4,743            969        145,867             28             82

   Net change in unrealized appreciation
     (depreciation) of investments                (1,969)        (4,565)        (7,784)      (233,200)          (141)          (247)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net             (1,357)           178         (6,815)       (87,333)          (113)          (165)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $      (1,186)           545         (6,598)       (51,688)           (35)           (32)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                               FREEDOM        FREEDOM       FREEDOM         FREEDOM        FREEDOM        FREEDOM
                                               2020 IC        2025 IC       2030 IC         2035 IC        2040 IC        2045 IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $         154            213            796            163            187            164
   Mortality, expense and administrative
     charges (note 3)                                (23)           (35)          (115)           (24)           (27)           (21)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                  131            178            681            139            160            143
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                           36             66            239             50             70             50

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                          10,589         28,932         43,811         12,133          7,193          9,303
     Cost of investments sold                    (10,566)       (29,032)       (44,023)       (12,032)        (7,165)        (9,264)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                      23           (100)          (212)           101             28             39

     Net realized gains (losses) on
        investments                                   59            (34)            27            151             98             89

   Net change in unrealized appreciation
     (depreciation) of investments                  (204)           (36)        (1,127)          (388)          (333)          (346)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net               (145)           (70)        (1,100)          (237)          (235)          (257)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $         (14)           108           (419)           (98)           (75)          (114)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                               FREEDOM        FREEDOM      FUNDS MGR       FUNDS MGR      FUNDS MGR      FUNDS MGR
                                               2050 IC       INCOME IC       20% SC         50% SC         60% SC         70% SC
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $         293             80             58             72             66             60
   Mortality, expense and administrative
     charges (note 3)                                (41)           (11)           (12)           (20)           (17)           (17)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                  252             69             46             52             49             43
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          107              6            157            281            502            150

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                           6,046            977          3,301          3,100          2,579          1,420
     Cost of investments sold                     (5,930)          (961)        (3,365)        (3,166)        (2,624)        (1,388)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                     116             16            (64)           (66)           (45)            32

     Net realized gains (losses) on
        investments                                  223             22             93            215            457            182

   Net change in unrealized appreciation
     (depreciation) of investments                  (550)          (117)          (161)          (262)          (451)          (218)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net               (327)           (95)           (68)           (47)             6            (36)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $         (75)           (26)           (22)             5             55              7
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                          FIDELITY VIP
                                            FIDELITY VIP   FIDELITY VIP       GRO        FIDELITY VIP                  FIDELITY VIP
                                              FUNDS MGR     GOVT MONEY   STRATEGIES IC     GROWTH &     FIDELITY VIP    GROWTH OPP
                                               85% SC         MKT IC          (a)           INC IC        GROWTH IC         IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $         117             88             --          5,676          2,745            536
   Mortality, expense and administrative
     charges (note 3)                                (21)          (791)           (52)          (689)        (2,821)          (753)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                   96           (703)           (52)         4,987            (76)          (217)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          305             --          5,427         13,567         36,761         29,294

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                           1,813        301,588         85,305        186,077        694,577        200,555
     Cost of investments sold                     (1,795)      (301,588)       (80,266)      (182,242)      (610,270)      (177,945)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                      18             --          5,039          3,835         84,307         22,610

     Net realized gains (losses) on
        investments                                  323             --         10,466         17,402        121,068         51,904

   Net change in unrealized appreciation
     (depreciation) of investments                  (412)            --         (5,609)       (29,638)       (43,583)       (37,487)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net                (89)            --          4,857        (12,236)        77,485         14,417
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $           7           (703)         4,805         (7,249)        77,409         14,200
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            FIDELITY VIP                                 FIDELITY VIP   FIDELITY VIP
                                            GROWTH STOCK   FIDELITY VIP   FIDELITY VIP   INTL CAP APP   INVEST GRADE   FIDELITY VIP
                                               IC (a)       HIGH LNC IC   INDEX 500 IC        IC             IC         MID CAP IC
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $          13         22,127         16,531            580          3,360          5,649
   Mortality, expense and administrative
     charges (note 3)                                 (6)        (1,051)        (2,170)          (185)          (375)        (2,956)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                    7         21,076         14,361            395          2,985          2,693
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          582             --            610             --            151        139,755

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                          14,468        143,285        428,317         37,946        132,315        526,052
     Cost of investments sold                    (14,649)      (155,644)      (379,739)       (35,696)      (129,635)      (524,855)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                    (181)       (12,359)        48,578          2,250          2,680          1,197

     Net realized gains (losses) on
        investments                                  401        (12,359)        49,188          2,250          2,831        140,952

   Net change in unrealized appreciation
     (depreciation) of investments                    88        (21,568)       (52,501)          (476)        (6,022)      (160,566)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net                489        (33,927)        (3,313)         1,774         (3,191)       (19,614)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $         496        (12,851)        11,048          2,169           (206)       (16,921)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                                       FIDELITY VIP
                                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                      VALUE
                                            FIDELITY VIP    REAL ESTATE   STRAT INCOME    TARGET VOL    FIDELITY VIP    LEADERS IC
                                             OVERSEAS IC        IC             IC             IC          VALUE IC          (a)
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $       6,843          2,415          5,026            490            807             14
   Mortality, expense and administrative
     charges (note 3)                             (1,315)          (317)          (356)          (112)          (145)            (3)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                5,528          2,098          4,670            378            662             11
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          505          2,741            399            832          8,648             --

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                         244,642         30,584         12,912          3,620         19,280          6,073
     Cost of investments sold                   (244,244)       (25,933)       (13,448)        (3,692)       (18,515)        (5,635)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                     398          4,651           (536)           (72)           765            438

     Net realized gains (losses) on
        investments                                  903          7,392           (137)           760          9,413            438

   Net change in unrealized appreciation
     (depreciation) of investments                12,979         (5,337)        (9,919)        (1,729)       (10,661)          (231)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net             13,882          2,055        (10,056)          (969)        (1,248)           207
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $      19,410          4,153         (5,386)          (591)          (586)           218
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                          IBBOTSON
                                            FIDELITY VIP     IBBOTSON      IBBOTSON       INCOME &
                                             VALUE STRAT     BALANCED       GROWTH         GROWTH         IVY VIP         IVY VIP
                                                 IC            ETF1          ETF1           ETF1         BALANCED       CORE EQUITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $         536            160            141            445         32,737            976
   Mortality, expense and administrative
     charges (note 3)                               (139)           (23)           (23)          (144)       (16,661)          (716)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                  397            137            118            301         16,076            260
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                           46            253            135            924        481,362         45,662

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                          33,124            526            364        370,135        339,001         97,276
     Cost of investments sold                    (30,146)          (526)          (360)      (367,216)      (316,233)      (102,798)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                   2,978             --              4          2,919         22,768         (5,522)

     Net realized gains (losses) on
        investments                                3,024            253            139          3,843        504,130         40,140

   Net change in unrealized appreciation
     (depreciation) of investments                (4,561)          (588)          (487)          (560)      (561,479)       (44,027)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net             (1,537)          (335)          (348)         3,283        (57,349)        (3,887)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $      (1,140)          (198)          (230)         3,584        (41,273)        (3,627)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            IVY VIP        IVY VIP        IVY VIP
                                              IVY VIP      IVY VIP INTL    MICRO CAP      SCIENCE &      SMALL CAP      IVY VIP
                                            HIGH INCOME     CORE EQUITY      GROWTH         TECH           VALUE          VALUE
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $         609         77,673             --             --            502          2,565
   Mortality, expense and administrative
     charges (note 3)                                (25)        (3,375)          (605)           (24)        (1,530)        (1,409)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                  584         74,298           (605)           (24)        (1,028)         1,156
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                          103        767,327         25,232        471,156         45,912         42,808

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                           1,881      1,522,420         47,349        989,994        460,111         69,442
     Cost of investments sold                     (2,003)    (1,420,315)       (51,575)      (687,561)      (457,723)       (64,542)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                    (122)       102,105         (4,226)       302,433          2,388          4,900

     Net realized gains (losses) on
        investments                                  (19)       869,432         21,006        773,589         48,300         47,708

   Net change in unrealized appreciation
     (depreciation) of investments                (1,258)      (988,653)       (34,473)      (972,258)       (64,336)       (63,683)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net             (1,277)      (119,221)       (13,467)      (198,669)       (16,036)       (15,975)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $        (693)       (44,923)       (14,072)      (198,693)       (17,064)       (14,819)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                          LORD ABBETT     MFS TOTAL       MFS VIT
                                             JANUS ASPEN   JANUS ASPEN      MID CAP      RETURN BOND    EMRG MKT EQ     OPP GLOBAL
                                              FORTY SS     OVERSEAS SS       STOCK         SERIES           IC            FUND VA
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $          --          4,724         34,926         47,626         15,725         35,415
   Mortality, expense and administrative
     charges (note 3)                               (842)          (955)          (175)           (10)            (7)           (21)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                 (842)         3,769         34,751         47,616         15,718         35,394
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                       47,988         27,491        360,015             --             --        176,557

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                          79,290        104,016        625,690        108,449        170,814        298,977
     Cost of investments sold                    (87,594)      (145,232)      (310,724)      (107,764)      (203,076)      (216,095)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                  (8,304)       (41,216)       314,966            685        (32,262)        82,882

     Net realized gains (losses) on
        investments                               39,684        (13,725)       674,981            685        (32,262)       259,439

   Net change in unrealized appreciation
     (depreciation) of investments               (14,808)       (71,947)      (927,395)       (54,108)      (200,309)      (194,872)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net             24,876        (85,672)      (252,414)       (53,423)      (232,571)        64,567
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $      24,034        (81,903)      (217,663)        (5,807)      (216,853)        99,961
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                             SFT           SFT
                                                           PIONEER MID-       SFT             SFT         ADVANTUS      ADVANTUS
                                              OPP MS         CAP VALUE      ADVANTUS       ADVANTUS       INDEX 400     INDEX 400
                                             SMALL CAP          VCT        BOND CL 1       BOND CL 2       MC CL 1       MC CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $      24,053         13,470             --             --             --             --
   Mortality, expense and administrative
     charges (note 3)                                (12)           (13)            (7)       (38,103)           (11)        (3,958)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net               24,041         13,457             (7)       (38,103)           (11)        (3,958)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                      397,011        190,721             --             --             --             --

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                         453,733        167,410        451,925      4,759,349      1,247,874      3,967,687
     Cost of investments sold                   (349,767)      (160,514)      (419,460)    (3,720,063)      (818,654)    (1,857,630)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                 103,966          6,896         32,465      1,039,286        429,220      2,110,057

     Net realized gains (losses) on
        investments                              500,977        197,617         32,465      1,039,286        429,220      2,110,057

   Net change in unrealized appreciation
     (depreciation) of investments              (677,444)      (319,809)       (20,822)    (1,012,875)      (807,603)    (2,842,944)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net           (176,467)      (122,192)        11,643         26,411       (378,383)      (732,887)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $    (152,426)      (108,735)        11,636        (11,692)      (378,394)      (736,845)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                 SFT           SFT                           SFT           SFT            SFT
                                              ADVANTUS      ADVANTUS         SFT           ADVANTUS      ADVANTUS       ADVANTUS
                                            INDEX 500 CL   INDEX 500 CL  ADVANTUS INTL      MONEY       MORTGAGE CL    MORTGAGE CL
                                                  1              2         BOND CL 2        MARKET           1              2
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $          --             --             --             --             --             --
   Mortality, expense and administrative
     charges (note 3)                                (16)      (101,947)        (5,338)        (3,527)            (7)          (865)
   Fees waived (note 3)                               --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                  (16)      (101,947)        (5,338)        (3,527)            (7)          (865)
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                           --             --             --             --             --             --

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                       2,369,423     13,748,613      2,462,258      2,840,177         55,172         69,525
     Cost of investments sold                 (1,548,023)    (7,129,029)    (2,231,799)    (2,840,177)       (51,667)       (62,631)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                 821,400      6,619,584        230,459             --          3,505          6,894

     Net realized gains (losses) on
        investments                              821,400      6,619,584        230,459             --          3,505          6,894

   Net change in unrealized appreciation
     (depreciation) of investments              (453,098)    (5,694,223)      (279,286)          (225)        17,801          4,596
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net            368,302        925,361        (48,827)          (225)        21,306         11,490
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $     368,286        823,414        (54,165)        (3,752)        21,299         10,625
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                SFT            SFT
                                             ADVANTUS       ADVANTUS                        SFT IVY     SFT PYRAMIS    VAN ECK VIP
                                            REAL ESTATE    REAL ESTATE      SFT IVY        SMALL CAP    CORE EQUITY     GLOB HARD
                                               CL 1            CL 2          GROWTH         GROWTH         CL 1          ASSETS
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $          --             --             --             --             --          1,025
   Mortality, expense and administrative
     charges (note 3)                                (11)          (644)        (2,709)        (1,780)        (2,611)            (9)
   Fees waived (note 3)                               --             --             --            405            968             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
     Investment income (loss) - net                  (11)          (644)        (2,709)        (1,375)        (1,643)         1,016
                                           -------------  -------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                           --             --             --             --             --             --

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                         322,388        428,532        171,698        448,368        155,334        752,187
     Cost of investments sold                   (240,176)      (295,274)      (145,243)      (400,490)      (134,310)    (1,273,314)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                  82,212        133,258         26,455         47,878         21,024       (521,127)

     Net realized gains (losses) on
        investments                               82,212        133,258         26,455         47,878         21,024       (521,127)

   Net change in unrealized appreciation
     (depreciation) of investments               146,911        (73,800)       121,647        (44,320)       (12,110)      (769,178)
                                           -------------  -------------  -------------  -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net            229,123         59,458        148,102          3,558          8,914     (1,290,305)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $     229,112         58,814        145,393          2,183          7,271     (1,289,289)
                                           =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                     SEGREGATED SUB-ACCOUNTS*
                                           -------------------------------------------
                                            VANGUARD VI    VANGUARD VI
                                            DIVERSIFIED    TOTAL BOND
                                               VALUE         MARKET          TOTALS
                                           -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -- NET
   Investment income distributions from
     underlying mutual fund                $         463            223        436,748
   Mortality, expense and administrative
     charges (note 3)                                (49)           (24)      (213,407)
   Fees waived (note 3)                               --             --          1,373
                                           -------------  -------------  -------------
   Investment income (loss) - net                    414            199        224,714
                                           -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
   Realized gain distributions from
     underlying mutual fund                        1,196             42      3,625,933

   Realized gains (losses) on sales of
     investments
     Proceeds from sales                           4,219            991     44,824,333
     Cost of investments sold                     (4,415)          (975)   (32,672,223)
                                           -------------  -------------  -------------
   Realized gains (losses) on sales of
     investments                                    (196)            16     12,152,110

     Net realized gains (losses) on
        investments                                1,000             58     15,778,043

   Net change in unrealized appreciation
     (depreciation) of investments                (1,886)          (252)   (17,749,900)
                                           -------------  -------------  -------------

     Realized and unrealized gains
        (losses) on investments - net               (886)          (194)    (1,971,857)
                                           -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $        (472)             5     (1,747,143)
                                           =============  =============  =============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2015 through April 24, 2015.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                     AMER FUNDS IS     AMER FUNDS       FIDELITY        FIDELITY        FIDELITY      FIDELITY VIP
                                      GLBL GROWTH     IS NEW WORLD     VIP ASSET       VIP ASSET          VIP          CONTRAFUND
                                        CL 1 (b)        CL 1 (b)       MGR GRO IC        MGR IC       BALANCED IC          IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $          743             118           6,307           4,532           6,867          31,350
  Net realized gains (losses) on
    investments                                 819             857         182,129          53,496          89,253       2,046,533
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (2,248)         (1,820)       (145,792)        (37,740)        (43,345)     (1,501,889)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations             (686)           (845)         42,644          20,288          52,775         575,994
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   82,012          11,375         268,098          93,529         193,232       1,495,305
  Policy terminations, withdrawal
    payments and charges                       (889)           (243)       (841,462)       (382,199)       (628,949)     (6,386,216)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                   81,123          11,132        (573,364)       (288,670)       (435,717)     (4,890,911)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets            80,437          10,287        (530,720)       (268,382)       (382,942)     (4,314,917)
Net assets at the beginning of year              --              --         821,490         366,063         534,229       6,136,254
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       80,437          10,287         290,770          97,681         151,287       1,821,337
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $        1,349             117           2,580             981           1,787          13,405
  Net realized gains (losses) on
    investments                               8,946            (873)          5,803           3,127           5,286         176,107
  Net change in  unrealized
    appreciation (depreciation) of
    investments                              (5,211)           (468)         (8,394)         (3,839)         (6,507)       (181,988)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations            5,084          (1,224)            (11)            269             566           7,524
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   50,078          11,367          92,706          44,120          94,995         588,192
  Policy terminations, withdrawal
    payments and charges                    (42,932)         (9,023)       (115,750)        (67,643)       (102,924)       (743,188)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                    7,146           2,344         (23,044)        (23,523)         (7,929)       (154,996)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets            12,230           1,120         (23,055)        (23,254)         (7,363)       (147,472)
Net assets at the beginning of year          80,437          10,287         290,770          97,681         151,287       1,821,337
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       92,667          11,407         267,715          74,427         143,924       1,673,865
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                                        FIDELITY        FIDELITY
                                        FIDELITY      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP        VIP             VIP
                                      VIP DISC SM     DYNAMIC CAP       EMERGING        EQUITY-         FREEDOM         FREEDOM
                                         CAP IC          APP IC        MARKETS IC      INCOME IC        2010 IC         2015 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $          273             511             137          48,517             274             822
  Net realized gains (losses) on
    investments                              32,371          91,768          15,293         329,727           2,363           3,099
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (24,829)        (61,440)        (11,356)       (205,176)         (1,877)         (1,247)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations            7,815          30,839           4,074         173,068             760           2,674
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   59,754          64,625          80,976         311,679           6,706          20,845
  Policy terminations, withdrawal
    payments and charges                   (225,025)       (299,057)       (208,016)     (1,543,861)        (24,187)        (64,372)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                 (165,271)       (234,432)       (127,040)     (1,232,182)        (17,481)        (43,527)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (157,456)       (203,593)       (122,966)     (1,059,114)        (16,721)        (40,853)
Net assets at the beginning of year         213,724         270,875         192,518       2,374,911          21,615          51,811
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       56,268          67,282          69,552       1,315,797           4,894          10,958
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $          171             367             217          35,645              78             133
  Net realized gains (losses) on
    investments                                 612           4,743             969         145,867              28              82
  Net change in  unrealized
    appreciation (depreciation) of
    investments                              (1,969)         (4,565)         (7,784)       (233,200)           (141)           (247)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           (1,186)            545          (6,598)        (51,688)            (35)            (32)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   17,392          14,591          20,499         196,147           1,459           8,363
  Policy terminations, withdrawal
    payments and charges                    (22,053)        (22,080)        (22,091)       (267,785)         (1,448)        (10,341)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                   (4,661)         (7,489)         (1,592)        (71,638)             11          (1,978)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets            (5,847)         (6,944)         (8,190)       (123,326)            (24)         (2,010)
Net assets at the beginning of year          56,268          67,282          69,552       1,315,797           4,894          10,958
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       50,421          60,338          61,362       1,192,471           4,870           8,948
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        FIDELITY        FIDELITY        FIDELITY        FIDELITY        FIDELITY        FIDELITY
                                          VIP             VIP             VIP             VIP             VIP             VIP
                                        FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM
                                        2020 IC         2025 IC         2030 IC         2035 IC         2040 IC         2045 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $          884             574           1,958             341             555             231
  Net realized gains (losses) on
    investments                               8,511           3,195          35,288           3,742           6,135           4,197
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (6,290)         (2,192)        (29,481)         (2,859)         (4,927)         (3,782)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations            3,105           1,577           7,765           1,224           1,763             646
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   30,175          39,399          87,042          21,615          20,967          19,577
  Policy terminations, withdrawal
    payments and charges                    (87,525)        (57,981)       (254,546)        (39,220)        (46,584)        (42,611)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  (57,350)        (18,582)       (167,504)        (17,605)        (25,617)        (23,034)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           (54,245)        (17,005)       (159,739)        (16,381)        (23,854)        (22,388)
Net assets at the beginning of year          64,910          31,300         208,034          26,156          35,045          30,585
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       10,665          14,295          48,295           9,775          11,191           8,197
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $          131             178             681             139             160             143
  Net realized gains (losses) on
    investments                                  59             (34)             27             151              98              89
  Net change in  unrealized
    appreciation (depreciation) of
    investments                                (204)            (36)         (1,127)           (388)           (333)           (346)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations              (14)            108            (419)            (98)            (75)           (114)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                    8,013          30,057          40,430          12,457           7,252          10,475
  Policy terminations, withdrawal
    payments and charges                    (10,570)        (28,906)        (43,755)        (12,113)         (7,172)         (9,285)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                   (2,557)          1,151          (3,325)            344              80           1,190
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets            (2,571)          1,259          (3,744)            246               5           1,076
Net assets at the beginning of year          10,665          14,295          48,295           9,775          11,191           8,197
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $        8,094          15,554          44,551          10,021          11,196           9,273
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        FIDELITY
                                          VIP         FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM        FUNDS MGR       FUNDS MGR       FUNDS MGR       FUNDS MGR
                                        2050 IC        INCOME IC         20% SC          50% SC          60% SC          70% SC
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $          366             510             141             288             161             124
  Net realized gains (losses) on
    investments                               4,260           1,606             311           3,078           2,087           6,307
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (3,426)           (754)             10          (1,823)         (1,473)         (3,699)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations            1,200           1,362             462           1,543             775           2,732
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   18,689           4,648           6,961          24,452           5,524          35,039
  Policy terminations, withdrawal
    payments and charges                    (29,223)        (39,115)        (11,965)        (34,847)        (13,337)        (53,162)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  (10,534)        (34,467)         (5,004)        (10,395)         (7,813)        (18,123)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets            (9,334)        (33,105)         (4,542)         (8,852)         (7,038)        (15,391)
Net assets at the beginning of year          25,179          37,711           9,504          17,783          14,417          21,959
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       15,845           4,606           4,962           8,931           7,379           6,568
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $          252              69              46              52              49              43
  Net realized gains (losses) on
    investments                                 223              22              93             215             457             182
  Net change in  unrealized
    appreciation (depreciation) of
    investments                                (550)           (117)           (161)           (262)           (451)           (218)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations              (75)            (26)            (22)              5              55               7
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                    7,304             881           3,201             376           1,060           1,186
  Policy terminations, withdrawal
    payments and charges                     (6,016)           (968)         (3,290)         (3,081)         (2,564)         (1,404)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                    1,288             (87)            (89)         (2,705)         (1,504)           (218)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets             1,213            (113)           (111)         (2,700)         (1,449)           (211)
Net assets at the beginning of year          15,845           4,606           4,962           8,931           7,379           6,568
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       17,058           4,493           4,851           6,231           5,930           6,357
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                      FIDELITY VIP
                                      FIDELITY VIP    FIDELITY VIP        GRO         FIDELITY VIP                    FIDELITY VIP
                                       FUNDS MGR       GOVT MONEY    STRATEGIES IC    GROWTH & INC    FIDELITY VIP     GROWTH OPP
                                         85% SC          MKT IC           (c)              IC          GROWTH IC           IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $          142          (2,791)           (309)         14,315          (3,416)           (483)
  Net realized gains (losses) on
    investments                              55,370              --          58,216         299,479       1,754,367         463,420
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (50,342)             --         (35,277)       (217,659)     (1,233,105)       (317,858)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations            5,170          (2,791)         22,630          96,135         517,846         145,079
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   36,635         581,833          75,439         300,070         876,027         355,195
  Policy terminations, withdrawal
    payments and charges                   (275,480)     (1,502,968)       (229,035)     (1,115,124)     (4,934,898)     (1,529,595)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                 (238,845)       (921,135)       (153,596)       (815,054)     (4,058,871)     (1,174,400)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (233,675)       (923,926)       (130,966)       (718,919)     (3,541,025)     (1,029,321)
Net assets at the beginning of year         241,621       1,262,203         201,705       1,019,876       4,807,418       1,339,974
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $        7,946         338,277          70,739         300,957       1,266,393         310,653
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $           96            (703)            (52)          4,987             (76)           (217)
  Net realized gains (losses) on
    investments                                 323              --          10,466          17,402         121,068          51,904
  Net change in  unrealized
    appreciation (depreciation) of
    investments                                (412)             --          (5,609)        (29,638)        (43,583)        (37,487)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations                7            (703)          4,805          (7,249)         77,409          14,200
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                    1,871         267,803           9,743         159,705         433,206         177,382
  Policy terminations, withdrawal
    payments and charges                     (1,795)       (301,471)        (85,287)       (185,972)       (694,207)       (200,482)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                       76         (33,668)        (75,544)        (26,267)       (261,001)        (23,100)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets                83         (34,371)        (70,739)        (33,516)       (183,592)         (8,900)
Net assets at the beginning of year           7,946         338,277          70,739         300,957       1,266,393         310,653
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $        8,029         303,906              --         267,441       1,082,801         301,753
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        FIDELITY        FIDELITY                        FIDELITY      FIDELITY VIP
                                       VIP GROWTH       VIP HIGH      FIDELITY VIP      VIP INTL      INVEST GRADE    FIDELITY VIP
                                      STOCK IC (c)       LNC IC       INDEX 500 IC     CAP APP IC          IC          MID CAP IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $          324          45,246          36,214             396           7,892            (499)
  Net realized gains (losses) on
    investments                              13,389         (15,501)        764,493          67,581         (12,213)        889,768
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (6,508)        (18,384)       (473,726)        (59,857)         29,158        (623,320)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations            7,205          11,361         326,981           8,120          24,837         265,949
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   43,024         350,775         871,834          70,454         142,366         594,913
  Policy terminations, withdrawal
    payments and charges                   (100,680)       (971,415)     (2,653,841)       (313,224)       (445,259)     (4,402,475)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  (57,656)       (620,640)     (1,782,007)       (242,770)       (302,893)     (3,807,562)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           (50,451)       (609,279)     (1,455,026)       (234,650)       (278,056)     (3,541,613)
Net assets at the beginning of year          59,565         944,441       2,442,278         310,568         472,193       4,788,488
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $        9,114         335,162         987,252          75,918         194,137       1,246,875
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $            7          21,076          14,361             395           2,985           2,693
  Net realized gains (losses) on
    investments                                 401         (12,359)         49,188           2,250           2,831         140,952
  Net change in  unrealized
    appreciation (depreciation) of
    investments                                  88         (21,568)        (52,501)           (476)         (6,022)       (160,566)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations              496         (12,851)         11,048           2,169            (206)        (16,921)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                    4,856         116,182         247,158          32,900          66,010         384,880
  Policy terminations, withdrawal
    payments and charges                    (14,466)       (142,897)       (428,028)        (37,865)       (132,243)       (525,638)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                   (9,610)        (26,715)       (180,870)         (4,965)        (66,233)       (140,758)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets            (9,114)        (39,566)       (169,822)         (2,796)        (66,439)       (157,679)
Net assets at the beginning of year           9,114         335,162         987,252          75,918         194,137       1,246,875
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --         295,596         817,430          73,122         127,698       1,089,196
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                                                      FIDELITY VIP
                                                        FIDELITY      FIDELITY VIP    FIDELITY VIP                       VALUE
                                      FIDELITY VIP      VIP REAL      STRAT INCOME     TARGET VOL     FIDELITY VIP     LEADERS IC
                                      OVERSEAS IC      ESTATE IC           IC              IC           VALUE IC          (c)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $       23,931           5,267           5,885             632           2,251             113
  Net realized gains (losses) on
    investments                             421,226          71,928          (4,949)          1,341          45,271           3,073
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (654,099)         14,765           8,249          (1,289)        (24,833)         (1,593)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations         (208,942)         91,960           9,185             684          22,689           1,593
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  371,032          85,753          57,919          58,995          38,639           6,836
  Policy terminations, withdrawal
    payments and charges                 (2,245,860)       (374,814)       (247,341)        (17,763)       (211,676)        (15,899)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions               (1,874,828)       (289,061)       (189,422)         41,232        (173,037)         (9,063)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (2,083,770)       (197,101)       (180,237)         41,916        (150,348)         (7,470)
Net assets at the beginning of year       2,636,547         323,987         271,258           3,373         206,376          12,509
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      552,777         126,886          91,021          45,289          56,028           5,039
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $        5,528           2,098           4,670             378             662              11
  Net realized gains (losses) on
    investments                                 903           7,392            (137)            760           9,413             438
  Net change in  unrealized
    appreciation (depreciation) of
    investments                              12,979          (5,337)         (9,919)         (1,729)        (10,661)           (231)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           19,410           4,153          (5,386)           (591)           (586)            218
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  171,271          27,952         102,341           1,394          23,464             813
  Policy terminations, withdrawal
    payments and charges                   (244,425)        (30,491)        (12,719)         (3,511)        (19,225)         (6,070)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  (73,154)         (2,539)         89,622          (2,117)          4,239          (5,257)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           (53,744)          1,614          84,236          (2,708)          3,653          (5,039)
Net assets at the beginning of year         552,777         126,886          91,021          45,289          56,028           5,039
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      499,033         128,500         175,257          42,581          59,681              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                        IBBOTSON
                                      FIDELITY VIP      IBBOTSON        IBBOTSON        INCOME &                         IVY VIP
                                      VALUE STRAT       BALANCED         GROWTH          GROWTH         IVY VIP           CORE
                                           IC           ETF1 (b)        ETF1 (b)        ETF1 (b)        BALANCED         EQUITY
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $        1,484             114              98             119          13,628             497
  Net realized gains (losses) on
    investments                              66,418             140              22             155         346,554          40,852
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (54,527)            (23)            126            (139)       (155,923)        (20,156)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           13,375             231             246             135         204,259          21,193
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   47,538           9,084           9,075          11,144         298,978          47,702
  Policy terminations, withdrawal
    payments and charges                   (231,174)            (17)            (50)           (356)       (475,597)        (48,193)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                 (183,636)          9,067           9,025          10,788        (176,619)           (491)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (170,261)          9,298           9,271          10,923          27,640          20,702
Net assets at the beginning of year         232,094              --              --              --       3,157,739         221,647
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       61,833           9,298           9,271          10,923       3,185,379         242,349
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $          397             137             118             301          16,076             260
  Net realized gains (losses) on
    investments                               3,024             253             139           3,843         504,130          40,140
  Net change in  unrealized
    appreciation (depreciation) of
    investments                              (4,561)           (588)           (487)           (560)       (561,479)        (44,027)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           (1,140)           (198)           (230)          3,584         (41,273)         (3,627)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   16,835             836             364         364,648         848,368          84,537
  Policy terminations, withdrawal
    payments and charges                    (33,043)           (505)           (343)       (370,006)       (331,308)        (96,881)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  (16,208)            331              21          (5,358)        517,060         (12,344)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           (17,348)            133            (209)         (1,774)        475,787         (15,971)
Net assets at the beginning of year          61,833           9,298           9,271          10,923       3,185,379         242,349
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $       44,485           9,431           9,062           9,149       3,661,166         226,378
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        IVY VIP                         IVY VIP         IVY VIP      IVY VIP SMALL
                                        IVY VIP           HIGH        IVY VIP INTL     MICRO CAP       SCIENCE &       CAP GROWTH
                                       GROWTH (a)        INCOME       CORE EQUITY        GROWTH           TECH            (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $         (821)          5,571         133,453            (676)            (24)         (1,172)
  Net realized gains (losses) on
    investments                             289,208          (3,045)        860,391          40,221         846,212         183,051
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (299,451)           (309)       (919,718)        (43,639)       (634,900)       (257,039)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations          (11,064)          2,217          74,126          (4,094)        211,288         (75,160)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   43,534         109,972         877,546          33,800       1,580,113          27,781
  Policy terminations, withdrawal
    payments and charges                 (2,059,930)       (111,764)     (1,623,731)        (55,418)       (701,359)     (1,142,090)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions               (2,016,396)         (1,792)       (746,185)        (21,618)        878,754      (1,114,309)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (2,027,460)            425        (672,059)        (25,712)      1,090,042      (1,189,469)
Net assets at the beginning of year       2,027,460           9,602       6,318,052         183,029       6,516,018       1,189,469
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --          10,027       5,645,993         157,317       7,606,060              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $           --             584          74,298            (605)            (24)             --
  Net realized gains (losses) on
    investments                                  --             (19)        869,432          21,006         773,589              --
  Net change in  unrealized
    appreciation (depreciation) of
    investments                                  --          (1,258)       (988,653)        (34,473)       (972,258)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations               --            (693)        (44,923)        (14,072)       (198,693)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                       --           2,263       1,048,664          29,183       1,148,019              --
  Policy terminations, withdrawal
    payments and charges                         --          (1,859)     (1,521,276)        (47,007)       (989,970)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                       --             404        (472,612)        (17,824)        158,049              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets                --            (289)       (517,535)        (31,896)        (40,644)             --
Net assets at the beginning of year              --          10,027       5,645,993         157,317       7,606,060              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --           9,738       5,128,458         125,421       7,565,416              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        IVY VIP                          JANUS                        LORD ABBETT      MFS TOTAL
                                       SMALL CAP        IVY VIP          ASPEN        JANUS ASPEN       MID CAP       RETURN BOND
                                         VALUE           VALUE          FORTY SS      OVERSEAS SS        STOCK           SERIES
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $       (1,550)          2,123            (713)         30,282          23,255          33,645
  Net realized gains (losses) on
    investments                             180,900          57,644          67,300         104,476         193,751           1,556
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (139,827)        (27,346)        (50,177)       (260,798)        312,053          27,149
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           39,523          32,421          16,410        (126,040)        529,059          62,350
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   51,580          50,796          43,542          94,909         957,042         306,016
  Policy terminations, withdrawal
    payments and charges                   (587,504)        (56,182)        (41,133)       (107,522)       (366,403)       (189,028)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                 (535,924)         (5,386)          2,409         (12,613)        590,639         116,988
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (496,401)         27,035          18,819        (138,653)      1,119,698         179,338
Net assets at the beginning of year       1,074,954         309,558         197,951       1,050,720       4,395,352       1,098,207
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      578,553         336,593         216,770         912,067       5,515,050       1,277,545
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $       (1,028)          1,156            (842)          3,769          34,751          47,616
  Net realized gains (losses) on
    investments                              48,300          47,708          39,684         (13,725)        674,981             685
  Net change in  unrealized
    appreciation (depreciation) of
    investments                             (64,336)        (63,683)        (14,808)        (71,947)       (927,395)        (54,108)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations          (17,064)        (14,819)         24,034         (81,903)       (217,663)         (5,807)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   58,306          66,968          42,263          91,740       1,098,849         295,871
  Policy terminations, withdrawal
    payments and charges                   (459,387)        (68,893)        (78,827)       (103,572)       (625,522)       (108,438)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                 (401,081)         (1,925)        (36,564)        (11,832)        473,327         187,433
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (418,145)        (16,744)        (12,530)        (93,735)        255,664         181,626
Net assets at the beginning of year         578,553         336,593         216,770         912,067       5,515,050       1,277,545
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      160,408         319,849         204,240         818,332       5,770,714       1,459,171
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        MFS VIT                                       PIONEER MID-        SFT
                                      EMRG MKT EQ      OPP GLOBAL        OPP MS        CAP VALUE        ADVANTUS      SFT ADVANTUS
                                           IC           FUND VA        SMALL CAP          VCT          BOND CL 1       BOND CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $        9,786          23,566          17,635           7,991              (7)        (32,324)
  Net realized gains (losses) on
    investments                             (13,721)        187,355         368,738         174,221          17,618         304,907
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (101,773)       (163,197)       (120,256)        (40,561)        225,316         741,207
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations         (105,708)         47,724         266,117         141,651         242,927       1,013,790
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  619,374         642,393         778,015         851,732         874,770       4,008,365
  Policy terminations, withdrawal
    payments and charges                   (329,691)       (291,856)       (286,343)       (257,656)       (446,326)     (1,667,417)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  289,683         350,537         491,672         594,076         428,444       2,340,948
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           183,975         398,261         757,789         735,727         671,371       3,354,738
Net assets at the beginning of year       1,326,178       1,984,079       1,888,615         712,512       3,624,746      15,120,382
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    1,510,153       2,382,340       2,646,404       1,448,239       4,296,117      18,475,120
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $       15,718          35,394          24,041          13,457              (7)        (38,103)
  Net realized gains (losses) on
    investments                             (32,262)        259,439         500,977         197,617          32,465       1,039,286
  Net change in  unrealized
    appreciation (depreciation) of
    investments                            (200,309)       (194,872)       (677,444)       (319,809)        (20,822)     (1,012,875)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations         (216,853)         99,961        (152,426)       (108,735)         11,636         (11,692)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  547,929         750,214         832,566         492,164         982,144       5,914,744
  Policy terminations, withdrawal
    payments and charges                   (170,807)       (298,958)       (453,721)       (167,397)       (451,917)     (4,746,644)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  377,122         451,256         378,845         324,767         530,227       1,168,100
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           160,269         551,217         226,419         216,032         541,863       1,156,408
Net assets at the beginning of year       1,510,153       2,382,340       2,646,404       1,448,239       4,296,117      18,475,120
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    1,670,422       2,933,557       2,872,823       1,664,271       4,837,980      19,631,528
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      SFT ADVANTUS    SFT ADVANTUS                                        SFT             SFT
                                      INDEX 400 MC    INDEX 400 MC    SFT ADVANTUS    SFT ADVANTUS   ADVANTUS INTL      ADVANTUS
                                          CL 1            CL 2       INDEX 500 CL 1  INDEX 500 CL 2    BOND CL 2      MONEY MARKET
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $          (11)         (3,940)            (13)        (94,970)         (6,751)         (3,186)
  Net realized gains (losses) on
    investments                             496,064       1,235,479         528,789       2,534,607         204,750              --
  Net change in unrealized
    appreciation (depreciation) of
    investments                             722,575       1,798,981       2,430,306       7,101,378        (159,441)            108
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations        1,218,628       3,030,520       2,959,082       9,541,015          38,558          (3,078)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                2,457,576       1,308,660       4,153,981       5,452,645         128,527       3,309,967
  Policy terminations, withdrawal
    payments and charges                 (1,526,770)     (2,494,839)     (1,731,681)     (6,026,678)       (563,029)     (3,684,795)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  930,806      (1,186,179)      2,422,300        (574,033)       (434,502)       (374,828)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         2,149,434       1,844,341       5,381,382       8,966,982        (395,944)       (377,906)
Net assets at the beginning of year      12,070,560      33,479,488      20,696,777      74,796,023       2,943,347       4,294,930
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   14,219,994      35,323,829      26,078,159      83,763,005       2,547,403       3,917,024
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $          (11)         (3,958)            (16)       (101,947)         (5,338)         (3,527)
  Net realized gains (losses) on
    investments                             429,220       2,110,057         821,400       6,619,584         230,459              --
  Net change in  unrealized
    appreciation (depreciation) of
    investments                            (807,603)     (2,842,944)       (453,098)     (5,694,223)       (279,286)           (225)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations         (378,394)       (736,845)        368,286         823,414         (54,165)         (3,752)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                2,295,414       1,167,365       3,901,375       4,736,237          28,578       3,516,039
  Policy terminations, withdrawal
    payments and charges                 (1,247,862)     (3,966,682)     (2,369,407)    (13,713,033)     (2,459,419)     (2,839,427)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                1,047,552      (2,799,317)      1,531,968      (8,976,796)     (2,430,841)        676,612
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           669,158      (3,536,162)      1,900,254      (8,153,382)     (2,485,006)        672,860
Net assets at the beginning of year      14,219,994      35,323,829      26,078,159      83,763,005       2,547,403       3,917,024
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   14,889,152      31,787,667      27,978,413      75,609,623          62,397       4,589,884
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                          SFT             SFT             SFT             SFT
                                        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS                        SFT IVY
                                      MORTGAGE CL       MORTGAGE      REAL ESTATE     REAL ESTATE       SFT IVY        SMALL CAP
                                           1              CL 2            CL 1            CL 2         GROWTH (b)      GROWTH (b)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $           (7)           (831)            (10)           (548)         (1,669)         (1,134)
  Net realized gains (losses) on
    investments                              11,378           4,547          67,798          47,441           9,580           2,332
  Net change in unrealized
    appreciation (depreciation) of
    investments                              36,270          16,898         825,424         235,942         241,678          47,065
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           47,641          20,614         893,212         282,835         249,589          48,263
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   85,974          54,580         612,532         189,010       2,089,160         665,426
  Policy terminations, withdrawal
    payments and charges                   (309,545)        (56,409)       (365,039)       (197,224)       (124,688)        (75,647)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                 (223,571)         (1,829)        247,493          (8,214)      1,964,472         589,779
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (175,930)         18,785       1,140,705         274,621       2,214,061         638,042
Net assets at the beginning of year         816,526         378,267       2,793,926         965,539              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      640,596         397,052       3,934,631       1,240,160       2,214,061         638,042
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $           (7)           (865)            (11)           (644)         (2,709)         (1,375)
  Net realized gains (losses) on
    investments                               3,505           6,894          82,212         133,258          26,455          47,878
  Net change in  unrealized
    appreciation (depreciation) of
    investments                              17,801           4,596         146,911         (73,800)        121,647         (44,320)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           21,299          10,625         229,112          58,814         145,393           2,183
                                     --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  124,603          46,408         828,528         195,479         138,650          68,021
  Policy terminations, withdrawal
    payments and charges                    (55,165)        (68,907)       (322,377)       (428,166)       (170,781)       (447,809)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                   69,438         (22,499)        506,151        (232,687)        (32,131)       (379,788)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets            90,737         (11,874)        735,263        (173,873)        113,262        (377,605)
Net assets at the beginning of year         640,596         397,052       3,934,631       1,240,160       2,214,061         638,042
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      731,333         385,178       4,669,894       1,066,287       2,327,323         260,437
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or periods ended December 31, 2015 and 2014

                                                                SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------------
                                      SFT PYRAMIS     VAN ECK VIP     VANGUARD VI     VANGUARD VI
                                      CORE EQUITY      GLOB HARD      DIVERSIFIED      TOTAL BOND
                                        CL 1 (b)         ASSETS        VALUE (b)       MARKET (b)        TOTALS
                                     --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2014
Operations
  Investment income (loss) - net     $       (1,331)          3,808             (18)            (15)        397,028
  Net realized gains (losses) on
    investments                               2,080          29,036              64              10      17,291,563
  Net change in unrealized
    appreciation (depreciation) of
    investments                              56,963        (926,410)            485             282       4,679,463
                                     --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations           57,712        (893,566)            531             277      22,368,054
                                     --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  544,767         823,681          17,682           9,502      42,198,434
  Policy terminations, withdrawal
    payments and charges                    (34,251)       (622,813)         (1,155)           (366)    (61,793,608)
                                     --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                  510,516         200,868          16,527           9,136     (19,595,174)
                                     --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           568,228        (692,698)         17,058           9,413       2,772,880
Net assets at the beginning of year              --       4,426,896              --              --     243,151,096
                                     --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      568,228       3,734,198          17,058           9,413     245,923,976
                                     ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $       (1,643)          1,016             414             199         224,714
  Net realized gains (losses) on
    investments                              21,024        (521,127)          1,000              58      15,778,043
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (12,110)       (769,178)         (1,886)           (252)    (17,749,900)
                                     --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations            7,271      (1,289,289)           (472)              5      (1,747,143)
                                     --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                   44,949         783,978           6,674           1,567      36,092,872
  Policy terminations, withdrawal
    payments and charges                   (154,713)       (752,178)         (4,179)           (969)    (44,750,529)
                                     --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from policy transactions                 (109,764)         31,800           2,495             598      (8,657,657)
                                     --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (102,493)     (1,257,489)          2,023             603     (10,404,800)
Net assets at the beginning of year         568,228       3,734,198          17,058           9,413     245,923,976
                                     --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $      465,735       2,476,709          19,081          10,016     235,519,176
                                     ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2014 through May 1, 2014.
(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
(c) For the year ended December 31, 2014 and for the period from January 1, 2015 through April 24, 2015.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, herein referred to as Option 1, 2, and 3, consisting of seventy-seven segregated sub-accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy-seven segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

        - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Balanced ETF1)
        - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Growth ETF1)
        - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Income & Growth ETF1)
        - American Funds IS(R) Global Growth Fund(SM) - Class 1 Shares (Amer Funds IS Glbl Growth Cl 1)
        - American Funds IS(R) New World Fund(R) - Class 1 Shares (Amer Funds IS New World Cl 1)
        - Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class (Fidelity VIP Asset Mgr Gro IC)
        - Fidelity(R) VIP Asset Manager Portfolio - Initial Class (Fidelity VIP Asset Mgr IC)
        - Fidelity(R) VIP Balanced Portfolio - Initial Class (Fidelity VIP Balanced IC)
        - Fidelity(R) VIP Contrafund Portfolio - Initial Class (Fidelity VIP Contrafund IC)
        - Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class (Fidelity VIP Disc Sm Cap IC)
        - Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial Class (Fidelity VIP Dynamic Cap App IC)
        - Fidelity(R) VIP Emerging Markets Portfolio - Initial Class (Fidelity VIP Emerging Markets IC)
        - Fidelity(R) VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)
        - Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class (Fidelity VIP Freedom 2010 IC)
        - Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class (Fidelity VIP Freedom 2015 IC)
        - Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class (Fidelity VIP Freedom 2020 IC)
        - Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class (Fidelity VIP Freedom 2025 IC)
        - Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class (Fidelity VIP Freedom 2030 IC)
        - Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class (Fidelity VIP Freedom 2035 IC)
        - Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class (Fidelity VIP Freedom 2040 IC)
        - Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class (Fidelity VIP Freedom 2045 IC)
        - Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class (Fidelity VIP Freedom 2050 IC)
        - Fidelity(R) VIP Freedom Income Portfolio - Initial Class (Fidelity VIP Freedom Income IC)
        - Fidelity(R) VIP FundsManager 20% Portfolio - Service Class (Fidelity VIP Funds Mgr 20% SC)
        - Fidelity(R) VIP FundsManager 50% Portfolio - Service Class (Fidelity VIP Funds Mgr 50% SC)
        - Fidelity(R) VIP FundsManager 60% Portfolio - Service Class (Fidelity VIP Funds Mgr 60% SC)
        - Fidelity(R) VIP FundsManager 70% Portfolio - Service Class (Fidelity VIP Funds Mgr 70% SC)
        - Fidelity(R) VIP FundsManager 85% Portfolio - Service Class (Fidelity VIP Funds Mgr 85% SC)
        - Fidelity(R) VIP Government Money Market Portfolio - Initial Class (Fidelity VIP Govt Money Mkt IC)
        - Fidelity(R) VIP Growth & Income Portfolio - Initial Class (Fidelity VIP Growth & Inc IC)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

        - Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class (Fidelity VIP Growth Opp IC)
        - Fidelity(R) VIP Growth Portfolio - Initial Class (Fidelity VIP Growth IC)
        - Fidelity(R) VIP High Income Portfolio - Initial Class (Fidelity VIP High lnc IC)
        - Fidelity(R) VIP Index 500 Portfolio - Initial Class (Fidelity VIP Index 500 IC)
        - Fidelity(R) VIP International Capital Appreciation Portfolio - Initial Class (Fidelity VIP Intl Cap App IC)
        - Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class (Fidelity VIP Invest Grade IC)
        - Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP Mid Cap IC)
        - Fidelity(R) VIP Overseas Portfolio - Initial Class (Fidelity VIP Overseas IC)
        - Fidelity(R) VIP Real Estate Portfolio - Initial Class (Fidelity VIP Real Estate IC)
        - Fidelity(R) VIP Strategic Income Portfolio - Initial Class (Fidelity VIP Strat Income IC)
        - Fidelity(R) VIP Target Volatility - Service Class (Fidelity VIP Target Vol IC)
        -   Fidelity(R) VIP Value Portfolio - Initial Class (Fidelity VIP Value
            IC)
        - Fidelity(R) VIP Value Strategies Portfolio - Initial Class (Fidelity VIP Value Strat IC)
        -   Ivy Funds VIP - Balanced (Ivy VIP Balanced)
        -   Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)
        -   Ivy Funds VIP - High Income (Ivy VIP High Income)
        -   Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)
        -   Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
        -   Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)
        -   Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)
        -   Ivy Funds VIP - Value (Ivy VIP Value)
        - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)
        - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
        -   Lord Abbet Mid Cap Stock Portfolio (Lord Abbet Mid Cap Stock)
        - MFS(R) Emerging Markets Equity Portfolio - Initial Class (MFS VIT Emrg Mkt Eq IC)
        - MFS(R) Total Return Bond Series - Initial Class (MFS Total Return Bond Series)
        - Oppenheimer Variable Account Funds - Global Fund/VA - Non-Service Shares (Opp Global Fund VA)
        - Oppenheimer Variable Account Funds - Main Street Small Cap(R) Fund/VA - Non-Service Shares (Opp MS Small Cap)
        - Pioneer Mid Cap Value VCT Portfolio - Class I Shares (Pioneer Mid-Cap Value VCT)
        - Securian Funds Trust - SFT Advantus Bond Fund - Class 1 Shares (SFT Advantus Bond Cl 1)
        - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
        - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 1 Shares (SFT Advantus Index 400 MC Cl 1)
        - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
        - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 1 Shares (SFT Advantus Index 500 Cl 1)
        - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
        - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
        - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)
        - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 1 Shares (SFT Advantus Mortgage Cl 1)
        - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
        - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 1 Shares (SFT Advantus Real Estate Cl 1)
        - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
        -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
        - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
        - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 1 Shares (SFT Pyramis Core Equity Cl 1)
        -   Van Eck VIP Global Hard Assets Fund (Van Eck VIP Glob Hard Assets)
        - Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)
        - Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

     Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management (Advantus) acts as the investment advisor for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2015:

     CLOSED PORTFOLIO                                             RECEIVING PORTFOLIO                   EFFECTIVE DATE
     --------------------------------------------    ------------------------------------------    -----------------------
     Fidelity(R) VIP Value Leaders Portfolio -       Fidelity(R) VIP Growth Opportunities               April 24, 2015
     Initial Class                                   Portfolio - Initial Class

     Fidelity(R) VIP Growth Stock Portfolio -        Fidelity(R) VIP Mid Cap Portfolio -                April 24, 2015
     Initial Class                                   Initial Class

     Fidelity(R) VIP Growth Strategies Portfolio     Fidelity(R) VIP Value Portfolio - Initial          April 24, 2015
     - Initial Class                                 Class

     The following sub-accounts had a name change during 2015 or 2014:

     FORMER NAME                                                     CURRENT NAME                        EFFECTIVE DATE
     --------------------------------------------    ------------------------------------------    -----------------------
     MFS(R) Research Bond Series - Initial           MFS(R) Total Return Bond Series                    April 30, 2015
     Class

     Fidelity(R) VIP Money Market Portfolio -        Fidelity(R) Government Money Market               December 1, 2015
     Initial Class                                   Portfolio

     The following sub-accounts were added to the Account in 2015 or 2014:

     SUB-ACCOUNT                                                                                         EFFECTIVE DATE
     ------------------------------------------------------------------------------------------    -----------------------
     American Funds IS(R) Global Growth Fund(SM) - Class 1 Shares                                        May 1, 2014
     American Funds IS(R) New World Fund(R) - Class 1 Shares                                             May 1, 2014
     ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class 1 Shares                          May 1, 2014
     ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class 1 Shares                            May 1, 2014
     ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 1 Shares                 May 1, 2014
     Securian Funds Trust - SFT Ivy(SM) Growth Fund                                                      May 1, 2014
     Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund                                            May 1, 2014
     Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 1 Shares                             May 1, 2014
     Vanguard(R) Variable Insurance Fund Diversified Value Portfolio                                     May 1, 2014
     Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio                                     May 1, 2014

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

     Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

     COLUMN I                                                                   COLUMN II
     EXISTING FUND                                                          REPLACEMENT FUND
     -------------------------------------------------------   --------------------------------------------
     Ivy Funds VIP Growth                                      SFT Ivy Growth
     Ivy Funds VIP Small Cap Growth                            SFT Ivy Small Cap Growth
     Fidelity(R) VIP Contrafund(R) Service Class 2 Shares*     SFT Pyramis Core Equity Cl 1

     Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund except as noted.

----------
     *The Fidelity(R) VIP Contrafund(R) Service Class 2 Shares within Option 2 was excluded from the Order.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Sub-accounts are as follows:

     (a)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (b) INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          not paid by the underlying funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (c)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (a)  MORTALITY AND EXPENSE CHARGE

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

          OPTION 1         0.50% of average daily net assets
          OPTION 2         0.25% of average daily net assets
          OPTION 3         No mortality and expense charge

     (b)  POLICY PURCHASE PAYMENTS

          Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

          A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2015 and 2014 are as follows:

                                          2015           2014
                                      ------------   ------------
          OPTION 1                    $     30,919   $     41,045
          OPTION 2                          70,168         68,252
          OPTION 3                             699          9,571

     (c)  STATE PREMIUM TAX CHARGE

          A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2015 and 2014 amounted are as follows:

                                          2015           2014
                                      ------------   ------------
          OPTION 1                    $     42,302   $     52,767
          OPTION 2                         419,949        287,796
          OPTION 3                         679,813        681,311

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

     (d)  FEDERAL TAX CHARGE

          A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2015 are as follows:

                                          2015           2014
                                      ------------   ------------
          OPTION 1                    $      6,707   $      7,754
          OPTION 2                         129,154         55,989
          OPTION 3                          85,458         91,373

     (e)  CASH VALUE CHARGES

          In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

          The total cash value charges for the years or periods ended December 31, 2015 and 2014 for each applicable segregated sub-account are as follows:

          OPTION 1                                                  2015             2014
          --------------------------------------------------   --------------   --------------
          Amer Funds IS Glbl Growth Cl 1 (b)                   $        1,799   $           33
          Amer Funds IS New World Cl 1 (b)                                241               57
          Fidelity VIP Contrafund IC                                       --           12,236
          Fidelity VIP Equity-Income IC                                23,448           40,883
          Fidelity VIP High lnc IC                                      4,654            4,277
          Ibbotson Balanced ETF1 (b)                                       40               16
          Ibbotson Growth ETF1 (b)                                         37               16
          Ibbotson Income & Growth ETF1 (b)                                37               16
          Ivy VIP Balanced                                             86,348           80,086
          Ivy VIP Core Equity                                           8,525            7,780
          Ivy VIP Growth (a)                                               --           20,001

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          OPTION 1 (CONTINUED)                                      2015             2014
          --------------------------------------------------   --------------   --------------
          Ivy VIP High Income                                  $           64   $           --
          Ivy VIP Intl Core Equity                                     27,483           25,882
          Ivy VIP Micro Cap Growth                                      7,634            8,111
          Ivy VIP Small Cap Growth (a)                                     --           13,833
          Ivy VIP Small Cap Value                                       9,489           10,187
          Ivy VIP Value                                                28,461           25,734
          Janus Aspen Forty SS                                          8,271            8,176
          Janus Aspen Overseas SS                                      18,565           19,663
          SFT Advantus Bond Cl 2                                      136,847           97,606
          SFT Advantus Index 400 MC Cl 2                               25,939           25,961
          SFT Advantus Index 500 Cl 2                                 225,589          239,711
          SFT Advantus Intl Bond Cl 2                                   1,986            2,016
          SFT Advantus Money Market                                    84,224          112,451
          SFT Advantus Mortgage Cl 2                                    6,573            5,767
          SFT Advantus Real Estate Cl 2                                 5,024            4,714
          SFT Ivy Growth (b)                                           65,895           40,928
          SFT Ivy Small Cap Growth (b)                                 34,160           27,292
          SFT Pyramis Core Equity Cl 1 (b)                             39,503           24,299
          Vanguard VI Diversified Value (b)                               337               39
          Vanguard VI Total Bond Market (b)                                90               16

          OPTION 2                                                  2015             2014
          --------------------------------------------------   --------------   --------------
          Amer Funds IS Glbl Growth Cl 1 (b)                   $        4,915   $        1,274
          Amer Funds IS New World Cl 1 (b)                                711              275
          Fidelity VIP Asset Mgr Gro IC                               118,369          214,268
          Fidelity VIP Asset Mgr IC                                    47,034           95,467
          Fidelity VIP Balanced IC                                    102,454          168,266
          Fidelity VIP Contrafund IC                                  682,652        1,172,997
          Fidelity VIP Disc Sm Cap IC                                  14,902           27,601
          Fidelity VIP Dynamic Cap App IC                              16,387           32,403
          Fidelity VIP Emerging Markets IC                             16,556           37,363
          Fidelity VIP Equity-Income IC                               151,801          250,603
          Fidelity VIP Freedom 2010 IC                                  1,599            5,296
          Fidelity VIP Freedom 2015 IC                                  8,692           10,858
          Fidelity VIP Freedom 2020 IC                                 10,448           25,808
          Fidelity VIP Freedom 2025 IC                                 26,635           29,015
          Fidelity VIP Freedom 2030 IC                                 38,303           61,285
          Fidelity VIP Freedom 2035 IC                                 11,125           15,922
          Fidelity VIP Freedom 2040 IC                                  7,591           12,926
          Fidelity VIP Freedom 2045 IC                                  8,440           14,444
          Fidelity VIP Freedom 2050 IC                                  5,957           10,471

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          OPTION 2 (CONTINUED)                                      2015             2014
          --------------------------------------------------   --------------   --------------
          Fidelity VIP Freedom Income IC                       $          987   $        3,726
          Fidelity VIP Funds Mgr 20% SC                                 3,158            2,651
          Fidelity VIP Funds Mgr 50% SC                                 3,081            3,857
          Fidelity VIP Funds Mgr 60% SC                                 1,137            3,971
          Fidelity VIP Funds Mgr 70% SC                                 1,304            5,431
          Fidelity VIP Funds Mgr 85% SC                                 2,047           16,027
          Fidelity VIP Govt Money Mkt IC                              245,342          370,942
          Fidelity VIP Gro Strategies IC (c)                           12,679           70,266
          Fidelity VIP Growth & Inc IC                                176,350          320,229
          Fidelity VIP Growth IC                                      560,167        1,089,168
          Fidelity VIP Growth Opp IC                                  199,429          356,442
          Fidelity VIP Growth Stock IC (c)                              5,779           28,158
          Fidelity VIP High lnc IC                                    109,195          192,534
          Fidelity VIP Index 500 IC                                   295,432          542,641
          Fidelity VIP Intl Cap App IC                                 38,849           51,342
          Fidelity VIP Invest Grade IC                                 69,074          130,445
          Fidelity VIP Mid Cap IC                                     435,153          759,052
          Fidelity VIP Overseas IC                                    203,095          369,625
          Fidelity VIP Real Estate IC                                  25,637           52,432
          Fidelity VIP Strat Income IC                                 13,082           27,633
          Fidelity VIP Target Vol IC                                    3,511              392
          Fidelity VIP Value IC                                        19,109           28,770
          Fidelity VIP Value Leaders IC (c)                               939            4,487
          Fidelity VIP Value Strat IC                                  19,134           34,261
          Ibbotson Balanced ETF1 (b)                                      461                1
          Ibbotson Growth ETF1 (b)                                        306               35
          Ibbotson Income & Growth ETF1 (b)                             1,077              340
          Ivy VIP Balanced                                             91,223           82,341
          Ivy VIP Core Equity                                          32,632           34,017
          Ivy VIP Growth (a)                                               --           13,079
          Ivy VIP High Income                                           1,895            1,297
          Ivy VIP Intl Core Equity                                     56,086           61,873
          Ivy VIP Micro Cap Growth                                     11,057           12,103
          Ivy VIP Science & Tech                                          293              345
          Ivy VIP Small Cap Growth (a)                                     --            8,777
          Ivy VIP Small Cap Value                                      21,743           28,852
          Ivy VIP Value                                                25,298           25,361
          Janus Aspen Forty SS                                         27,154           27,797
          Janus Aspen Overseas SS                                      52,021           54,103
          Lord Abbett Mid Cap Stock                                     3,022            3,054
          MFS Total Return Bond Series                                    436            1,310
          MFS VIT Emrg Mkt Eq IC                                           66               86
          Opp Global Fund VA                                              841              896
          SFT Advantus Bond Cl 2                                      405,277          312,001

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          OPTION 2 (CONTINUED)                                      2015             2014
          --------------------------------------------------   --------------   --------------
          SFT Advantus Index 400 MC Cl 2                       $      270,464   $      263,391
          SFT Advantus Index 500 Cl 1                                   4,557            3,501
          SFT Advantus Index 500 Cl 2                                 629,902          572,745
          SFT Advantus Intl Bond Cl 2                                  41,709           49,221
          SFT Advantus Money Market                                 1,684,885        1,828,791
          SFT Advantus Mortgage Cl 2                                    5,938            4,988
          SFT Advantus Real Estate Cl 1                                   162              190
          SFT Advantus Real Estate Cl 2                                26,065           22,060
          SFT Ivy Growth (b)                                           52,249           42,434
          SFT Ivy Small Cap Growth (b)                                 26,802           24,344
          SFT Pyramis Core Equity Cl 1 (b)                                148               42
          Van Eck VIP Glob Hard Assets                                     55               84
          Vanguard VI Diversified Value (b)                             4,155            1,240
          Vanguard VI Total Bond Market (b)                             1,169              366

          OPTION 3                                                  2015             2014
          --------------------------------------------------   --------------   --------------
          Fidelity VIP Contrafund IC                           $           --   $          241
          Fidelity VIP Equity-Income IC                                    --              240
          Fidelity VIP High lnc IC                                        800            1,042
          Ivy VIP Balanced                                                204            1,601
          Ivy VIP Core Equity                                              --              246
          Ivy VIP Growth (a)                                               --            4,084
          Ivy VIP Intl Core Equity                                    139,350          117,350
          Ivy VIP Micro Cap Growth                                         --                3
          Ivy VIP Science & Tech                                      215,586          188,104
          Ivy VIP Small Cap Growth (a)                                     --              236
          Ivy VIP Small Cap Value                                          --              245
          Ivy VIP Value                                                    --                3
          Janus Aspen Forty SS                                             --                3
          Janus Aspen Overseas SS                                       4,633            4,863
          Lord Abbett Mid Cap Stock                                   225,518          197,728
          MFS(R) Total Return Bond Series                              47,532           36,766
          MFS VIT Emrg Mkt Eq IC                                       70,649           55,236
          Opp Global Fund VA                                           97,734           72,669
          Opp MS Small Cap                                             83,667           64,539
          Pioneer Mid-Cap Value VCT                                    48,767           29,095
          SFT Advantus Bond Cl 1                                      220,637          191,063
          SFT Advantus Bond Cl 2                                      814,734          765,189
          SFT Advantus Index 400 MC Cl 1                              465,318          390,241
          SFT Advantus Index 400 MC Cl 2                            1,646,217        1,608,481
          SFT Advantus Index 500 Cl 1                                 751,471          617,896

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          OPTION 3 (CONTINUED)                                      2015             2014
          --------------------------------------------------   --------------   --------------
          SFT Advantus Index 500 Cl 2                          $    2,402,572   $    2,323,225
          SFT Advantus Money Market                                   746,105          709,902
          SFT Advantus Mortgage Cl 1                                   20,854           18,858
          SFT Advantus Mortgage Cl 2                                   18,874           19,156
          SFT Advantus Real Estate Cl 1                                91,668           64,905
          SFT Advantus Real Estate Cl 2                                66,700           62,728
          SFT Ivy Growth (b)                                           11,775            7,383
          SFT Ivy Small Cap Growth (b)                                     --                5
          SFT Pyramis Core Equity Cl 1 (b)                                 --                5
          Van Eck VIP Glob Hard Assets                                115,040          122,209

----------
          (a) For the period from January 1, 2014 through May 1, 2014.
          (b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
          (c) For the year ended December 31, 2014 and for the period from January 1, 2015 through April 24, 2015.

     (f)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

               - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Securian Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and
               (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Securian Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

               - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

          These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2015. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the statement of assets, liabilities and policy owner's equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

     Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

     Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2015, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2015 were as follows:

                                                        PURCHASES          SALES
                                                     --------------   --------------
     Amer Funds IS Glbl Growth Cl 1                  $       63,445   $       43,152
     Amer Funds IS New World Cl 1                            12,601            9,064
     Fidelity VIP Asset Mgr Gro IC                           95,553          115,853
     Fidelity VIP Asset Mgr IC                               51,286           67,700
     Fidelity VIP Balanced IC                               101,062          102,978
     Fidelity VIP Contrafund IC                             758,461          743,840
     Fidelity VIP Disc Sm Cap IC                             17,764           22,138
     Fidelity VIP Dynamic Cap App IC                         18,751           22,182
     Fidelity VIP Emerging Markets IC                        20,801           22,176
     Fidelity VIP Equity-Income IC                          352,153          268,917
     Fidelity VIP Freedom 2010 IC                             1,560            1,458
     Fidelity VIP Freedom 2015 IC                             8,562           10,360
     Fidelity VIP Freedom 2020 IC                             8,199           10,589
     Fidelity VIP Freedom 2025 IC                            30,328           28,932
     Fidelity VIP Freedom 2030 IC                            41,406           43,811
     Fidelity VIP Freedom 2035 IC                            12,666           12,133
     Fidelity VIP Freedom 2040 IC                             7,503            7,193
     Fidelity VIP Freedom 2045 IC                            10,685            9,303
     Fidelity VIP Freedom 2050 IC                             7,694            6,046
     Fidelity VIP Freedom Income IC                             966              977
     Fidelity VIP Funds Mgr 20% SC                            3,416            3,301
     Fidelity VIP Funds Mgr 50% SC                              728            3,100
     Fidelity VIP Funds Mgr 60% SC                            1,626            2,579
     Fidelity VIP Funds Mgr 70% SC                            1,395            1,420
     Fidelity VIP Funds Mgr 85% SC                            2,289            1,813
     Fidelity VIP Govt Money Mkt IC                         267,217          301,588
     Fidelity VIP Gro Strategies IC (a)                      15,136           85,305
     Fidelity VIP Growth & Inc IC                           178,364          186,077
     Fidelity VIP Growth IC                                 470,262          694,577
     Fidelity VIP Growth Opp IC                             206,532          200,555
     Fidelity VIP Growth Stock IC (a)                         5,447           14,468
     Fidelity VIP High lnc IC                               137,647          143,285
     Fidelity VIP Index 500 IC                              262,418          428,317
     Fidelity VIP Intl Cap App IC                            33,376           37,946
     Fidelity VIP Invest Grade IC                            69,217          132,315

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                        PURCHASES          SALES
                                                     --------------   --------------
     Fidelity VIP Mid Cap IC                         $      527,741   $      526,052
     Fidelity VIP Overseas IC                               177,522          244,642
     Fidelity VIP Real Estate IC                             32,885           30,584
     Fidelity VIP Strat Income IC                           107,603           12,912
     Fidelity VIP Target Vol IC                               2,713            3,620
     Fidelity VIP Value IC                                   32,829           19,280
     Fidelity VIP Value Leaders IC (a)                          828            6,073
     Fidelity VIP Value Strat IC                             17,359           33,124
     Ibbotson Balanced ETF1                                   1,248              526
     Ibbotson Growth ETF1                                       637              364
     Ibbotson Income & Growth ETF1                          366,002          370,135
     Ivy VIP Balanced                                     1,353,499          339,001
     Ivy VIP Core Equity                                    130,854           97,276
     Ivy VIP High Income                                      2,973            1,881
     Ivy VIP Intl Core Equity                             1,891,433        1,522,420
     Ivy VIP Micro Cap Growth                                54,151           47,349
     Ivy VIP Science & Tech                               1,619,175          989,994
     Ivy VIP Small Cap Value                                103,914          460,111
     Ivy VIP Value                                          111,481           69,442
     Janus Aspen Forty SS                                    89,873           79,290
     Janus Aspen Overseas SS                                123,444          104,016
     Lord Abbett Mid Cap Stock                            1,493,783          625,690
     MFS Total Return Bond Series                           343,498          108,449
     MFS VIT Emrg Mkt Eq IC                                 563,654          170,814
     Opp Global Fund VA                                     962,183          298,977
     Opp MS Small Cap                                     1,253,630          453,733
     Pioneer Mid-Cap Value VCT                              696,354          167,410
     SFT Advantus Bond Cl 1                                 982,145          451,925
     SFT Advantus Bond Cl 2                               5,889,346        4,759,349
     SFT Advantus Index 400 MC Cl 1                       2,295,415        1,247,874
     SFT Advantus Index 400 MC Cl 2                       1,164,411        3,967,687
     SFT Advantus Index 500 Cl 1                          3,901,375        2,369,423
     SFT Advantus Index 500 Cl 2                          4,669,869       13,748,613
     SFT Advantus Intl Bond Cl 2                             26,079        2,462,258
     SFT Advantus Money Market                            3,513,262        2,840,177
     SFT Advantus Mortgage Cl 1                             124,602           55,172

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                        PURCHASES          SALES
                                                     --------------   --------------
     SFT Advantus Mortgage Cl 2                      $       46,160   $       69,525
     SFT Advantus Real Estate Cl 1                          828,528          322,388
     SFT Advantus Real Estate Cl 2                          195,200          428,532
     SFT Ivy Growth                                         136,858          171,698
     SFT Ivy Small Cap Growth                                67,205          448,368
     SFT Pyramis Core Equity Cl 1                            43,928          155,334
     Van Eck VIP Glob Hard Assets                           785,004          752,187
     Vanguard VI Diversified Value                            8,324            4,219
     Vanguard VI Total Bond Market                            1,830              991

----------
     (a) For the period from January 1, 2015 through April 24, 2015.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(6)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2015 and 2014 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                       AMER FUNDS IS    AMER FUNDS     FIDELITY VIP                                 FIDELITY VIP
                                       GLBL GROWTH CL  IS NEW WORLD   ASSET MGR GRO   FIDELITY VIP   FIDELITY VIP    CONTRAFUND
                                           1 (b)         CL 1 (b)           IC        ASSET MGR IC    BALANCED IC        IC
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013             --             --         524,326        206,352        270,206      1,407,793
  Policy purchase payments                     78,231         11,314         162,830         50,709         93,711        334,649
  Policy terminations, withdrawal
    payments and charges                         (861)          (250)       (511,443)      (204,906)      (294,342)    (1,366,213)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         77,370         11,064         175,713         52,155         69,575        376,229
  Policy purchase payments                     44,610         11,618          54,675         23,036         43,149        119,520
  Policy terminations, withdrawal
    payments and charges                      (38,643)        (9,996)        (68,336)       (35,411)       (46,759)      (151,427)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         83,337         12,686         162,052         39,780         65,965        344,322
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                       FIDELITY VIP    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                        FIDELITY VIP    DYNAMIC CAP      EMERGING     EQUITY-INCOME  FREEDOM 2010   FREEDOM 2015
                                       DISC SM CAP IC     APP IC        MARKETS IC         IC             IC             IC
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013        124,415        127,956         224,873        788,243         14,549         34,754
  Policy purchase payments                     35,039         29,585          93,873         99,965          4,413         13,750
  Policy terminations, withdrawal
    payments and charges                     (128,268)      (128,819)       (238,411)      (484,838)       (15,800)       (41,460)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         31,186         28,722          80,335        403,370          3,162          7,044
  Policy purchase payments                      9,314          5,991          24,454         61,039            925          5,282
  Policy terminations, withdrawal
    payments and charges                      (11,916)        (9,222)        (25,871)       (81,824)          (925)        (6,539)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         28,584         25,491          78,918        382,585          3,162          5,787
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                        FIDELITY VIP   FIDELITY VIP    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                        FREEDOM 2020   FREEDOM 2025    FREEDOM 2030   FREEDOM 2035   FREEDOM 2040   FREEDOM 2045
                                             IC             IC              IC             IC             IC             IC
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013         43,808         20,339         137,723         12,300         16,312         14,115
  Policy purchase payments                     19,979         24,821          56,373          9,911          9,507          8,809
  Policy terminations, withdrawal
    payments and charges                      (56,903)       (36,295)       (163,557)       (17,815)       (20,839)       (19,306)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014          6,884          8,865          30,539          4,396          4,980          3,618
  Policy purchase payments                      5,099         18,456          25,068          5,489          3,159          4,520
  Policy terminations, withdrawal
    payments and charges                       (6,730)       (17,633)        (27,299)        (5,354)        (3,132)        (4,025)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015          5,253          9,688          28,308          4,531          5,007          4,113
                                       ==============  =============  ==============  =============  =============  =============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                        FIDELITY VIP   FIDELITY VIP    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                        FREEDOM 2050      FREEDOM       FUNDS MGR       FUNDS MGR      FUNDS MGR      FUNDS MGR
                                             IC          INCOME IC        20% SC         50% SC         60% SC         70% SC
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013         11,500         27,922           7,158         10,714          8,085         11,582
  Policy purchase payments                      8,301          3,373           5,139         14,479          3,023         18,925
  Policy terminations, withdrawal
    payments and charges                      (12,892)       (27,996)         (8,700)       (20,063)        (7,171)       (27,208)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014          6,909          3,299           3,597          5,130          3,937          3,299
  Policy purchase payments                      3,152            627           2,296            209            551            583
  Policy terminations, withdrawal
    payments and charges                       (2,582)          (688)         (2,366)        (1,752)        (1,329)          (692)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015          7,479          3,238           3,527          3,587          3,159          3,190
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                         FIDELITY VIP   FIDELITY VIP    FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP
                                        FUNDS MGR 85%    GOVT MONEY    GRO STRATEGIES  GROWTH & INC   FIDELITY VIP    GROWTH OPP
                                              SC           MKT IC          IC (c)           IC         GROWTH IC         IC
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013        116,480        975,688         133,151        550,493      3,705,841        852,170
  Policy purchase payments                     17,315        450,385          48,178        156,348        637,873        218,245
  Policy terminations, withdrawal
    payments and charges                     (130,150)    (1,163,858)       (140,111)      (559,416)    (3,464,365)      (893,891)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014          3,645        262,215          41,218        147,425        879,349        176,524
  Policy purchase payments                        841        207,721           5,510         78,209        286,861         96,547
  Policy terminations, withdrawal
     payments and charges                        (811)      (233,827)        (46,728)       (91,244)      (462,909)      (110,305)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015          3,675        236,109              --        134,390        703,301        162,766
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                        FIDELITY VIP                                   FIDELITY VIP  FIDELITY VIP
                                        GROWTH STOCK    FIDELITY VIP   FIDELITY VIP    INTL CAP APP   INVEST GRADE  FIDELITY VIP
                                           IC (c)       HIGH LNC IC    INDEX 500 IC         IC             IC        MID CAP IC
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013         23,498        455,470       1,509,475        227,928        224,734      1,166,124
  Policy purchase payments                     16,232        165,359         519,123         50,894         65,620        142,599
  Policy terminations, withdrawal
    payments and charges                      (36,530)      (460,966)     (1,489,978)      (224,591)      (202,830)    (1,022,318)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014          3,200        159,863         538,620         54,231         87,524        286,405
  Policy purchase payments                      1,671         54,685         133,577         22,692         29,575         85,798
  Policy terminations, withdrawal
    payments and charges                       (4,871)       (67,786)       (230,997)       (26,191)       (59,042)      (117,857)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015             --        146,762         441,200         50,732         58,057        254,346
                                       ==============  =============  ==============  =============  =============  =============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                        FIDELITY VIP   FIDELITY VIP                                 FIDELITY VIP
                                        FIDELITY VIP    REAL ESTATE    STRAT INCOME   FIDELITY VIP   FIDELITY VIP   VALUE LEADERS
                                        OVERSEAS IC         IC              IC        TARGET VOL IC    VALUE IC          IC (c)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013      1,783,326        107,608         161,077          3,055         97,723         10,203
  Policy purchase payments                    260,716         24,724          33,289         50,992         17,462          5,344
  Policy terminations, withdrawal
    payments and charges                   (1,636,292)       (99,892)       (142,067)       (15,229)       (91,312)       (11,900)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014        407,750         32,440          52,299         38,818         23,873          3,647
  Policy purchase payments                    119,707          7,041          57,570          1,188          9,872            581
  Policy terminations, withdrawal
    payments and charges                     (171,340)        (7,725)         (7,244)        (2,964)        (8,059)        (4,228)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        356,117         31,756         102,625         37,042         25,686             --
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                       IBBOTSON
                                                         IBBOTSON       IBBOTSON       INCOME &
                                        FIDELITY VIP     BALANCED      GROWTH ETF1     GROWTH ETF1       IVY VIP     IVY VIP CORE
                                       VALUE STRAT IC    ETF1 (b)          (b)             (b)          BALANCED        EQUITY
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013         94,687             --              --             --        910,306        116,717
  Policy purchase payments                     18,939          9,095           9,094         11,114         92,582         23,901
  Policy terminations, withdrawal
    payments and charges                      (89,957)           (16)            (49)          (351)      (138,239)       (23,950)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         23,669          9,079           9,045         10,763        864,649        116,668
  Policy purchase payments                      6,342            830             353        355,848        227,578         40,027
  Policy terminations, withdrawal
    payments and charges                      (12,418)          (491)           (335)      (357,433)       (91,819)       (46,571)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         17,593          9,418           9,063          9,178      1,000,408        110,124
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                                       IVY VIP      IVY VIP SMALL
                                          IVY VIP      IVY VIP HIGH    IVY VIP INTL   IVY VIP MICRO    SCIENCE &     CAP GROWTH
                                         GROWTH (a)      INCOME         CORE EQUITY    CAP GROWTH        TECH            (a)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013      1,219,413          9,175       3,452,589         47,902      2,916,305        445,785
  Policy purchase payments                     15,537        103,362         540,044          8,628        703,291         10,165
  Policy terminations, withdrawal
    payments and charges                   (1,234,950)      (103,113)       (680,772)       (14,415)      (311,723)      (455,950)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014             --          9,424       3,311,861         42,115      3,307,873             --
  Policy purchase payments                         --          2,133         633,841          7,429        496,535             --
  Policy terminations, withdrawal
    payments and charges                           --         (1,742)       (607,589)       (12,163)      (416,666)            --
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015             --          9,815       3,338,113         37,381      3,387,742             --
                                       ==============  =============  ==============  =============  =============  =============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                                     LORD ABBETT      MFS TOTAL
                                       IVY VIP SMALL                   JANUS ASPEN    JANUS ASPEN       MID CAP      RETURN BOND
                                         CAP VALUE    IVY VIP VALUE      FORTY SS     OVERSEAS SS        STOCK          SERIES
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013        309,707        103,322         135,487        685,538      2,667,275        969,150
  Policy purchase payments                     14,765         17,390          29,193         66,620        548,367        259,426
  Policy terminations, withdrawal
    payments and charges                     (166,738)       (18,717)        (27,260)       (74,004)      (214,077)      (163,431)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014        157,734        101,995         137,420        678,154      3,001,565      1,065,145
  Policy purchase payments                     15,805         22,716          24,087         72,694        599,760        244,877
  Policy terminations, withdrawal
    payments and charges                     (123,919)       (23,239)        (45,795)       (83,905)      (336,505)       (89,749)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         49,620        101,472         115,712        666,943      3,264,820      1,220,273
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                          MFS VIT                                      PIONEER MID-                     SFT
                                        EMRG MKT EQ      OPP GLOBAL       OPP MS        CAP VALUE     SFT ADVANTUS    ADVANTUS
                                             IC            FUND VA       SMALL CAP         VCT          BOND CL 1     BOND CL 2
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013      1,402,100      1,165,542       1,225,721        421,020      3,490,451      7,400,647
  Policy purchase payments                    662,896        369,597         489,136        462,240        807,100      1,870,668
  Policy terminations, withdrawal
    payments and charges                     (353,301)      (167,036)       (180,432)      (139,723)      (415,165)      (842,380)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014      1,711,695      1,368,103       1,534,425        743,537      3,882,386      8,428,935
  Policy purchase payments                    660,873        411,630         492,806        256,281        875,340      2,623,402
  Policy terminations, withdrawal
    payments and charges                     (199,010)      (159,000)       (257,105)       (89,459)      (403,326)    (2,149,382)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015      2,173,558      1,620,733       1,770,126        910,359      4,354,400      8,902,955
                                       ==============  =============  ==============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                                                        SFT
                                        SFT ADVANTUS    SFT ADVANTUS                  SFT ADVANTUS        SFT          ADVANTUS
                                        INDEX 400 MC    INDEX 400 MC   SFT ADVANTUS    INDEX 500     ADVANTUS INTL      MONEY
                                            CL 1            CL 2      INDEX 500 CL 1      CL 2         BOND CL 2        MARKET
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013      8,342,141      8,940,353      14,463,795     25,592,850      1,095,769      3,064,978
  Policy purchase payments                  1,630,393        331,629       2,731,136      1,742,079         46,368      2,343,028
  Policy terminations, withdrawal
    payments and charges                     (998,411)      (635,854)     (1,125,287)    (1,970,090)      (207,186)    (2,609,877)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014      8,974,123      8,636,128      16,069,644     25,364,839        934,951      2,798,129
  Policy purchase payments                  1,426,375        273,638       2,401,618      1,391,240         10,731      2,493,439
  Policy terminations, withdrawal
    payments and charges                     (774,378)      (929,343)     (1,432,229)    (4,027,095)      (920,394)    (2,011,647)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015      9,626,120      7,980,423      17,039,033     22,728,984         25,288      3,279,921
                                       ==============  =============  ==============  =============  =============  =============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                      SFT ADVANTUS
                                                                       SFT ADVANTUS       REAL                         SFT IVY
                                        SFT ADVANTUS   SFT ADVANTUS   REAL ESTATE CL    ESTATE CL       SFT IVY        SMALL CAP
                                       MORTGAGE CL 1   MORTGAGE CL 2        1              2           GROWTH (b)      GROWTH (b)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2013        814,630        251,352       2,585,719        337,756             --             --
  Policy purchase payments                     82,557         39,534         483,526         57,224      1,241,348        256,282
  Policy terminations, withdrawal
    payments and charges                     (294,401)       (41,472)       (283,123)       (62,125)       (44,090)       (28,083)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2014        602,786        249,414       2,786,122        332,855      1,197,258        228,199
  Policy purchase payments                    114,691         31,944         580,283         52,074         41,571         22,850
  Policy terminations, withdrawal
    payments and charges                      (50,680)       (49,434)       (224,712)      (111,862)       (52,895)      (156,792)
                                       --------------  -------------  --------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        666,797        231,924       3,141,693        273,067      1,185,934         94,257
                                       ==============  =============  ==============  =============  =============  =============

                                                    SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------
                                         SFT PYRAMIS    VAN ECK VIP     VANGUARD VI     VANGUARD VI
                                       CORE EQUITY CL    GLOB HARD      DIVERSIFIED      TOTAL BOND
                                            1 (b)          ASSETS        VALUE (b)       MARKET (b)
                                       --------------  --------------  --------------  --------------
Units outstanding at December 31, 2013             --       3,553,508              --              --
  Policy purchase payments                    117,658         665,283          17,176           9,488
  Policy terminations, withdrawal
    payments and charges                       (6,747)       (513,548)         (1,096)           (356)
                                       --------------  --------------  --------------  --------------
Units outstanding at December 31, 2014        110,911       3,705,243          16,080           9,132
  Policy purchase payments                      8,330         880,316           6,388           1,511
  Policy terminations, withdrawal
    payments and charges                      (28,066)       (893,073)         (3,977)           (935)
                                       --------------  --------------  --------------  --------------
Units outstanding at December 31, 2015         91,175       3,692,486          18,491           9,708
                                       ==============  ==============  ==============  ==============

----------
(a)  For the period from January 1, 2014 through May 1, 2014.
(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
(c) For the year ended December 31, 2014 and for the period from January 1, 2015 through April 24, 2015.


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2015, 2014, 2013, 2012, and 2011 is as follows:

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
AMER FUNDS IS GLBL GROWTH CL 1
    2015                              83,337   $  1.11 to 1.12   $     92,667      1.42%      0.00% to 0.50%      6.70% to 7.24%
    2014 (c)                          77,370         1.04              80,437      1.45%      0.00% to 0.50%      4.22% to 4.57%

AMER FUNDS IS NEW WORLD CL 1
    2015                              12,686         0.90              11,407      0.96%      0.00% to 0.50%    (3.44)% to (2.96)%
    2014 (c)                          11,064         0.93              10,287      1.35%      0.00% to 0.50%    (6.90)% to (6.59)%

FIDELITY VIP ASSET MGR GRO IC
    2015                             162,052         1.65             267,715      1.17%           0.25%             (0.17)%
    2014                             175,713         1.65             290,770      1.02%           0.25%              5.61%
    2013                             524,326         1.57             821,490      0.94%           0.25%             22.11%
    2012                             682,286         1.28             875,422      1.42%           0.25%             15.16%
    2011                             707,115         1.11             787,824      1.64%           0.25%             (6.40)%

FIDELITY VIP ASSET MGR IC
    2015                              39,780         1.87              74,427      1.50%           0.25%             (0.11)%
    2014                              52,155         1.87              97,681      1.48%           0.25%              5.57%
    2013                             206,352         1.77             366,063      1.48%           0.25%             15.42%
    2012                             199,009         1.54             305,879      1.48%           0.25%             12.20%
    2011                             220,043         1.37             301,441      1.94%           0.25%             (2.80)%

FIDELITY VIP BALANCED IC
    2015                              65,965         2.18             143,924      1.51%           0.25%              0.34%
    2014                              69,575         2.17             151,287      1.54%           0.25%              9.98%
    2013                             270,206         1.98             534,229      1.60%           0.25%             19.36%
    2012                             272,577         1.66             451,516      1.70%           0.25%             14.78%
    2011                             253,706         1.44             366,135      1.73%           0.25%             (3.85)%

FIDELITY VIP CONTRAFUND IC
    2015                             344,322         4.86           1,673,865      1.01%           0.25%              0.42%
    2014                             376,229         4.84           1,821,337      0.84%           0.25%             11.66%
    2013                           1,407,793    1.45 to 4.73        6,136,254      1.04%      0.00% to 0.50%     30.63% to 31.29%
    2012                           1,645,040    1.10 to 3.62        5,471,403      1.33%      0.00% to 0.50%     15.83% to 16.42%
    2011                           1,820,870    0.95 to 3.13        5,214,603      1.04%      0.00% to 0.50%    (3.01)% to (2.52)%

FIDELITY VIP DISC SM CAP IC
    2015                              28,584         1.76              50,421      0.56%           0.25%             (2.23)%
    2014                              31,186         1.80              56,268      0.38%           0.25%              5.02%
    2013                             124,415         1.72             213,724      0.65%           0.25%             38.01%
    2012                              65,683         1.24              81,756      2.35%           0.25%             18.70%
    2011                              56,444         1.05              59,184      0.55%           0.25%             (1.61)%

FIDELITY VIP DYNAMIC CAP APP IC
    2015                              25,491         2.37              60,338      0.81%           0.25%              1.04%
    2014                              28,722         2.34              67,282      0.43%           0.25%             10.65%
    2013                             127,956         2.12             270,875      0.34%           0.25%             38.19%
    2012                             202,786         1.53             310,647      0.80%           0.25%             22.42%
    2011                             163,500         1.25             204,601      0.25%           0.25%             (2.93)%

FIDELITY VIP EMERGING MARKETS IC
    2015                              78,918         0.78              61,362      0.58%           0.25%            (10.19)%
    2014                              80,335         0.87              69,552      0.32%           0.25%              1.12%
    2013                             224,873         0.86             192,518      0.76%           0.25%              3.59%
    2012                             220,421         0.83             182,171      1.07%           0.25%             14.08%
    2011                             225,764         0.72             163,555      0.98%           0.25%            (21.21)%


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
FIDELITY VIP EQUITY-INCOME IC
    2015                             382,585    1.29 to 3.22        1,192,471      3.12%      0.00% to 0.50%    (4.44)% to (3.96)%
    2014                             403,370    1.35 to 3.37        1,315,797      2.60%      0.00% to 0.50%      8.18% to 8.72%
    2013                             788,243    1.24 to 3.12        2,374,911      2.52%      0.00% to 0.50%     27.51% to 28.15%
    2012                             862,002    0.97 to 2.44        2,035,982      3.15%      0.00% to 0.50%     16.72% to 17.31%
    2011                             774,752    0.82 to 2.09        1,570,656      2.39%      0.00% to 0.50%      0.47% to 0.97%

FIDELITY VIP FREEDOM 2010 IC
    2015                               3,162        1.54                4,870      1.82%           0.25%            (0.54)%
    2014                               3,162        1.55                4,894      1.73%           0.25%             4.27%
    2013                              14,549        1.49               21,615      1.81%           0.25%            13.21%
    2012                              13,428        1.31               17,623      2.07%           0.25%            11.50%
    2011                              11,994        1.18               14,116      2.53%           0.25%            (0.44)%

FIDELITY VIP FREEDOM 2015 IC
    2015                               5,787        1.55                8,948      1.66%           0.25%            (0.58)%
    2014                               7,044        1.56               10,958      1.70%           0.25%             4.44%
    2013                              34,754        1.49               51,811      4.42%           0.25%            14.13%
    2012                              10,758        1.31               14,046      2.23%           0.25%            11.94%
    2011                               9,082        1.17               10,585      2.27%           0.25%            (0.60)%

FIDELITY VIP FREEDOM 2020 IC
    2015                               5,253        1.54                8,094      1.73%           0.25%            (0.52)%
    2014                               6,884        1.55               10,665      1.59%           0.25%             4.56%
    2013                              43,808        1.48               64,910      1.73%           0.25%            15.72%
    2012                              49,340        1.28               63,172      2.04%           0.25%            13.09%
    2011                              49,466        1.13               55,994      2.45%           0.25%            (1.28)%

FIDELITY VIP FREEDOM 2025 IC
    2015                               9,688        1.61               15,554      1.52%           0.25%            (0.43)%
    2014                               8,865        1.61               14,295      1.87%           0.25%             4.80%
    2013                              20,339        1.54               31,300      1.80%           0.25%            19.65%
    2012                              19,887        1.29               25,578      1.96%           0.25%            14.82%
    2011                              18,130        1.12               20,301      1.77%           0.25%            (2.35)%

FIDELITY VIP FREEDOM 2030 IC
    2015                              28,308        1.57               44,551      1.73%           0.25%            (0.49)%
    2014                              30,539        1.58               48,295      1.30%           0.25%             4.69%
    2013                             137,723        1.51              208,034      1.86%           0.25%            21.36%
    2012                             125,020        1.24              155,612      2.41%           0.25%            15.29%
    2011                             107,745        1.08              116,321      2.12%           0.25%            (2.84)%

FIDELITY VIP FREEDOM 2035 IC
    2015                               4,531        2.21               10,021      1.63%           0.25%            (0.56)%
    2014                               4,396        2.23                9,775      1.50%           0.25%             4.66%
    2013                              12,300        2.13               26,156      1.93%           0.25%            24.53%
    2012                               8,862        1.71               15,131      2.42%           0.25%            16.53%
    2011                               6,744        1.47                9,872      2.49%           0.25%            (4.23)%

FIDELITY VIP FREEDOM 2040 IC
    2015                               5,007        2.24               11,196      1.78%           0.25%            (0.51)%
    2014                               4,980        2.25               11,191      1.68%           0.25%             4.65%
    2013                              16,312        2.15               35,045      1.87%           0.25%            24.98%
    2012                              13,199        1.72               22,688      2.36%           0.25%            16.66%
    2011                               9,542        1.47               14,046      2.18%           0.25%            (4.26)%

FIDELITY VIP FREEDOM 2045 IC
    2015                               4,113        2.26                9,273      1.94%           0.25%            (0.51)%
    2014                               3,618        2.27                8,197      1.02%           0.25%             4.69%
    2013                              14,115        2.17               30,585      1.82%           0.25%            25.75%
    2012                              11,961        1.72               20,606      3.98%           0.25%            17.04%
    2011                               4,159        1.47                6,116      2.35%           0.25%            (4.64)%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
FIDELITY VIP FREEDOM 2050 IC
    2015                               7,479        2.28               17,058      1.80%           0.25%            (0.54)%
    2014                               6,909        2.29               15,845      1.53%           0.25%             4.74%
    2013                              11,500        2.19               25,179      0.90%           0.25%            26.03%
    2012                              19,589        1.74               34,032      2.37%           0.25%            17.43%
    2011                              15,956        1.48               23,596      1.94%           0.25%            (5.17)%

FIDELITY VIP FREEDOM INCOME IC
    2015                               3,238        1.39                4,493      1.78%           0.25%            (0.59)%
    2014                               3,299        1.40                4,606      1.56%           0.25%             3.52%
    2013                              27,922        1.35               37,711      2.59%           0.25%             5.28%
    2012                               9,954        1.28               12,764      1.65%           0.25%             6.25%
    2011                               8,487        1.21               10,233      1.94%           0.25%             1.38%

FIDELITY VIP FUNDS MGR 20% SC
    2015                               3,527        1.38                4,851      1.17%           0.25%            (0.28)%
    2014                               3,597        1.38                4,962      1.44%           0.25%             3.95%
    2013                               7,158        1.33                9,504      0.88%           0.25%             5.26%
    2012                               5,858        1.26                7,384      0.93%           0.25%             5.41%
    2011                               3,734        1.20                4,463      1.40%           0.25%             2.05%

FIDELITY VIP FUNDS MGR 50% SC
    2015                               3,587        1.74                6,231      0.93%           0.25%            (0.19)%
    2014                               5,130        1.74                8,931      1.27%           0.25%             4.92%
    2013                              10,714        1.66               17,783      1.03%           0.25%            14.50%
    2012                              10,488        1.45               15,203      1.80%           0.25%             9.96%
    2011                               5,934        1.32                7,822      1.88%           0.25%            (0.67)%
FIDELITY VIP FUNDS MGR 60% SC
    2015                               3,159        1.88                5,930      0.98%           0.25%             0.16%
    2014                               3,937        1.88                7,379      1.30%           0.25%             5.14%
    2013                               8,085        1.78               14,417      1.30%           0.25%            18.32%
    2012                               6,795        1.51               10,239      1.62%           0.25%            11.20%
    2011                               5,611        1.36                7,595      1.59%           0.25%            (2.17)%

FIDELITY VIP FUNDS MGR 70% SC
    2015                               3,190        1.99                6,357      0.93%           0.25%             0.16%
    2014                               3,299        1.99                6,568      0.63%           0.25%             4.98%
    2013                              11,582        1.90               21,959      1.16%           0.25%            21.45%
    2012                              10,999        1.56               17,170      1.45%           0.25%            12.81%
    2011                               7,303        1.38               10,098      1.73%           0.25%            (3.04)%

FIDELITY VIP FUNDS MGR 85% SC
    2015                               3,675        2.18                8,029      1.42%           0.25%             0.22%
    2014                               3,645        2.18                7,946      0.32%           0.25%             4.95%
    2013                             116,480        2.07              241,621      1.02%           0.25%            27.54%
    2012                              91,822        1.63              149,342      0.96%           0.25%            13.84%
    2011                             128,079        1.43              182,975      1.83%           0.25%           (5.54)%

FIDELITY VIP GOVT MONEY MKT IC
    2015                             236,109        1.29              303,906      0.03%          0.25%            (0.22)%
    2014                             262,215        1.29              338,277      0.01%          0.25%            (0.24)%
    2013                             975,688        1.29            1,262,203      0.03%          0.25%            (0.22)%
    2012                             918,550        1.30            1,190,907      0.14%          0.25%            (0.11)%
    2011                             896,393        1.30            1,163,505      0.11%          0.25%            (0.14)%

FIDELITY VIP GROWTH & INC IC
    2015                             134,390        1.99              267,441      2.06%          0.25%            (2.52)%
    2014                             147,425        2.04              300,957      1.67%          0.25%            10.20%
    2013                             550,493        1.85            1,019,876      1.82%          0.25%            33.23%
    2012                             706,955        1.39              983,078      2.27%          0.25%            18.27%
    2011                             757,807        1.18              891,019      1.80%          0.25%             1.36%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
FIDELITY VIP GROWTH IC
    2015                             703,301        1.54            1,082,801      0.24%           0.25%              6.91%
    2014                             879,349        1.44            1,266,393      0.18%           0.25%             11.02%
    2013                           3,705,841        1.30            4,807,418      0.28%           0.25%             36.00%
    2012                           4,184,991        0.95            3,992,065      0.59%           0.25%             14.40%
    2011                           4,721,055        0.83            3,936,491      0.37%           0.25%             (0.05)%

FIDELITY VIP GROWTH OPP IC
    2015                             162,766        1.85              301,753      0.18%           0.25%              5.34%
    2014                             176,524        1.76              310,653      0.21%           0.25%             11.92%
    2013                             852,170        1.57            1,339,974      0.32%           0.25%             37.55%
    2012                             843,675        1.14              964,432      0.40%           0.25%             19.31%
    2011                           1,027,488        0.96              984,444      0.16%           0.25%              2.04%

FIDELITY VIP HIGH INC IC
    2015                             146,762    1.54 to 2.07          295,596      6.54%      0.00% to 0.50%    (4.11)% to (3.63)%
    2014                             159,863    1.60 to 2.15          335,162      4.96%      0.00% to 0.50%      0.65% to 1.15%
    2013                             455,470    1.58 to 2.14          944,441      5.82%      0.00% to 0.50%      5.42% to 5.95%
    2012                             736,479    1.54 to 2.03        1,444,488      6.15%      0.00% to 0.50%     13.66% to 14.23%
    2011                             677,303    1.00 to 1.79        1,166,072      6.96%      0.00% to 0.50%      3.51% to 4.03%

FIDELITY VIP INDEX 500 IC
    2015                             441,200        1.85              817,430      1.91%           0.25%              1.08%
    2014                             538,620        1.83              987,252      1.66%           0.25%             13.29%
    2013                           1,509,475        1.62            2,442,278      1.95%           0.25%             31.91%
    2012                           1,550,814        1.23            1,902,140      2.05%           0.25%             15.62%
    2011                           1,704,337        1.06            1,808,015      1.96%           0.25%              1.78%

FIDELITY VIP INTL CAP APP IC
    2015                              50,732        1.44               73,122      0.78%           0.25%              2.96%
    2014                              54,231        1.40               75,918      0.38%           0.25%              2.75%
    2013                             227,928        1.36              310,568      0.72%           0.25%             21.32%
    2012                             183,662        1.12              206,279      1.02%           0.25%             25.59%
    2011                             190,913        0.89              170,728      0.88%           0.25%            (12.79)%

FIDELITY VIP INVEST GRADE IC
    2015                              58,057        2.20              127,698      2.25%           0.25%             (0.84)%
    2014                              87,524        2.22              194,137      2.02%           0.25%              5.56%
    2013                             224,734        2.10              472,193      2.11%           0.25%             (2.02)%
    2012                             278,600        2.14              597,461      2.39%           0.25%              5.63%
    2011                             216,774        2.03              440,088      3.16%           0.25%              7.07%

FIDELITY VIP MID CAP IC
    2015                             254,346        4.28            1,089,196      0.48%           0.25%             (1.64)%
    2014                             286,405        4.35            1,246,875      0.24%           0.25%              6.02%
    2013                           1,166,124        4.11            4,788,488      0.50%           0.25%             35.89%
    2012                           1,336,814        3.02            4,039,601      0.61%           0.25%             14.54%
    2011                           1,529,790        2.64            4,035,782      0.25%           0.25%            (10.84)%
FIDELITY VIP OVERSEAS IC
    2015                             356,117        1.40              499,033      1.30%           0.25%              3.37%
    2014                             407,750        1.36              552,777      1.25%           0.25%             (8.31)%
    2013                           1,783,326        1.48            2,636,547      1.35%           0.25%             30.11%
    2012                           1,962,555        1.14            2,230,041      1.99%           0.25%             20.44%
    2011                           2,111,532        0.94            1,992,156      1.36%           0.25%            (17.37)%

FIDELITY VIP REAL ESTATE IC
    2015                              31,756        4.04              128,500      1.90%           0.25%              3.45%
    2014                              32,440        3.91              126,886      1.71%           0.25%             29.85%
    2013                             107,608        3.01              323,987      1.78%           0.25%              1.57%
    2012                             106,148        2.96              314,652      1.58%           0.25%             18.28%
    2011                              95,412        2.51              239,137      1.14%           0.25%              7.82%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
FIDELITY VIP STRAT INCOME IC
    2015                             102,625        1.71              175,257      3.51%           0.25%             (1.87)%
    2014                              52,299        1.74               91,021      2.44%           0.25%              3.34%
    2013                             161,077        1.68              271,258      3.52%           0.25%              0.04%
    2012                             174,966        1.68              294,531      3.92%           0.25%             10.23%
    2011                             139,302        1.53              212,742      4.13%           0.25%              4.40%

FIDELITY VIP TARGET VOL IC
    2015                              37,042        1.15               42,581      1.10%           0.25%             (1.47)%
    2014                              38,818        1.17               45,289      6.11%           0.25%              5.67%
    2013 (d)                           3,055        1.10                3,373      0.68%           0.25%             10.40%

FIDELITY VIP VALUE IC
    2015                              25,686        2.32               59,681      1.39%           0.25%             (1.00)%
    2014                              23,873        2.35               56,028      1.31%           0.25%             11.13%
    2013                              97,723        2.11              206,376      1.39%           0.25%             32.13%
    2012                              64,532        1.60              103,145      1.94%           0.25%             20.60%
    2011                              57,346        1.33               76,000      0.94%           0.25%             (2.75)%

FIDELITY VIP VALUE STRAT IC
    2015                              17,593        2.53               44,485      0.96%           0.25%             (3.23)%
    2014                              23,669        2.61               61,833      0.89%           0.25%              6.53%
    2013                              94,687        2.45              232,094      0.95%           0.25%             30.17%
    2012                              88,612        1.88              166,863      0.61%           0.25%             26.96%
    2011                              96,199        1.48              142,678      1.03%           0.25%             (9.03)%

IBBOTSON BALANCED ETF1
    2015                               9,418    1.00 to 1.01            9,431      1.69%      0.00% to 0.50%    (2.46)% to (1.97)%
    2014 (c)                           9,079    1.02 to 1.03            9,298      1.42%      0.00% to 0.50%      2.06% to 2.41%

IBBOTSON GROWTH ETF1
    2015                               9,063        1.00                9,062      1.51%      0.00% to 0.50%    (2.71)% to (2.22)%
    2014 (c)                           9,045    1.02 to 1.03            9,271      1.25%      0.00% to 0.50%      2.25% to 2.59%

IBBOTSON INCOME & GROWTH ETF1
    2015                               9,178    0.99 to 1.00            9,149      0.78%      0.00% to 0.50%    (2.01)% to (1.52)%
    2014 (c)                          10,763    1.01 to 1.02           10,923      1.48%      0.00% to 0.50%      1.24% to 1.58%

IVY VIP BALANCED
    2015                           1,000,408    2.29 to 3.75        3,661,166      0.92%      0.00% to 0.50%    (0.82)% to (0.33)%
    2014                             864,649    2.29 to 3.78        3,185,379      0.93%      0.00% to 0.50%      7.04% to 7.57%
    2013                             910,306    2.13 to 3.53        3,157,739      1.39%      0.00% to 0.50%     23.08% to 23.70%
    2012                             949,070    1.72 to 2.87        2,669,310      1.48%      0.00% to 0.50%     11.19% to 11.74%
    2011                             829,738    1.00 to 2.58        2,103,523      1.45%      0.00% to 0.50%      2.80% to 3.31%

IVY VIP CORE EQUITY
    2015                             110,124    1.79 to 2.21          226,378      0.37%      0.00% to 0.50%    (1.19)% to (0.69)%
    2014                             116,668    1.80 to 2.23          242,349      0.49%      0.00% to 0.50%      9.13% to 9.68%
    2013                             116,717    1.64 to 2.05          221,647      0.66%      0.00% to 0.50%     32.84% to 33.51%
    2012                             122,819    1.23 to 1.54          175,106      0.59%      0.00% to 0.50%     18.01% to 18.60%
    2011                              73,746    1.00 to 1.31           89,205      0.38%      0.00% to 0.50%      1.16% to 1.66%

IVY VIP HIGH INCOME
    2015                               9,815    0.99 to 1.00            9,738      6.02%      0.00% to 0.50%    (6.97)% to (6.50)%
    2014                               9,424    1.06 to 1.07           10,027      9.43%      0.00% to 0.50%      1.40% to 1.90%
    2013 (d)                           9,175    1.04 to 1.05            9,602      4.72%      0.00% to 0.50%     9.96% to 10.51%

IVY VIP INTL CORE EQUITY
    2015                           3,338,113    1.48 to 3.81        5,128,458      1.30%      0.00% to 0.50%    (1.43)% to (.94)%
    2014                           3,311,861    1.50 to 3.87        5,645,993      2.38%      0.00% to 0.50%      0.94% to 1.44%
    2013                           3,452,589    1.48 to 3.83        6,318,052      1.59%      0.00% to 0.50%     24.29% to 24.91%
    2012                           3,045,931    1.18 to 3.08        4,619,133      2.13%      0.00% to 0.50%     12.76% to 13.33%
    2011                           2,856,463    1.00 to 2.73        3,981,544      1.33%      0.00% to 0.50%    (14.31)% to (13.88)%


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
IVY VIP MICRO CAP GROWTH
    2015                              37,381    1.51 to 3.73          125,421      0.00%      0.00% to 0.50%    (9.61)% to (9.16)%
    2014                              42,115    1.66 to 4.12          157,317      0.00%      0.00% to 0.50%    (2.23)% to (1.74)%
    2013                              47,902    1.69 to 4.20          183,029      0.00%      0.00% to 0.50%     56.50% to 57.28%
    2012                              45,790    1.07 to 2.68          111,875      0.00%      0.00% to 0.50%     11.28% to 11.84%
    2011                              54,496    0.96 to 2.40          121,464      0.00%      0.00% to 0.50%    (7.48)% to (7.01)%

IVY VIP SCIENCE & TECH
    2015                           3,387,742    2.17 to 2.23        7,565,416      0.00%      0.00% to 0.25%    (3.12)% to (2.88)%
    2014                           3,307,873    2.26 to 2.30        7,606,060      0.00%      0.00% to 0.25%      2.65% to 2.91%
    2013                           2,916,305    2.20 to 2.23        6,516,018      0.00%      0.00% to 0.25%     56.00% to 56.39%
    2012                           2,605,902    1.40 to 1.43        3,723,165      0.00%      0.00% to 0.25%     27.51% to 27.83%
    2011                           2,473,915    1.10 to 1.12        2,765,074      0.00%      0.00% to 0.25%    (6.00)% to (5.77)%

IVY VIP SMALL CAP VALUE
    2015                              49,620    1.64 to 3.56          160,408      0.10%      0.00% to 0.50%    (6.06)% to (5.58)%
    2014                             157,734    1.73 to 3.78          578,553      0.07%      0.00% to 0.50%      6.51% to 7.05%
    2013                             309,707    1.62 to 3.54        1,074,954      0.84%      0.00% to 0.50%     32.86% to 33.53%
    2012                             308,841    1.21 to 2.66          806,091      0.41%      0.00% to 0.50%     18.04% to 18.63%
    2011                             265,544    1.00 to 2.24          584,948      0.15%      0.00% to 0.50%    (13.22)% to (12.79)%

IVY VIP VALUE
    2015                             101,472    1.53 to 3.64          319,849      0.78%      0.00% to 0.50%    (4.39)% to (3.92)%
    2014                             101,995    1.59 to 3.81          336,593      1.08%      0.00% to 0.50%     10.39% to 10.94%
    2013                             103,322    1.43 to 3.45          309,558      0.79%      0.00% to 0.50%     34.66% to 35.34%
    2012                             118,360    1.06 to 2.56          255,969      1.30%      0.00% to 0.50%     18.29% to 18.88%
    2011                             107,131    0.89 to 2.16          197,760      0.73%      0.00% to 0.50%    (7.78)% to (7.32)%

JANUS ASPEN FORTY SS
    2015                             115,712    1.69 to 1.91          204,240      0.00%      0.00% to 0.50%     11.38% to 11.94%
    2014                             137,420    1.52 to 1.71          216,770      0.03%      0.00% to 0.50%      7.93% to 8.47%
    2013                             135,487    1.41 to 1.57          197,951      0.58%      0.00% to 0.50%     30.23% to 30.88%
    2012                             160,501    1.18 to 1.20          181,213      0.57%      0.00% to 0.50%     23.24% to 23.86%
    2011                             144,881    0.88 to 1.00          132,087      0.24%      0.00% to 0.50%    (7.40)% to (6.94)%

JANUS ASPEN OVERSEAS SS
    2015                             666,943    1.06 to 1.27          818,332      0.52%      0.00% to 0.50%    (9.26)% to (8.80)%
    2014                             678,154    1.17 to 1.39          912,067      3.03%      0.00% to 0.50%    (12.54)% to (12.10)%
    2013                             685,538    1.34 to 1.58        1,050,720      3.11%      0.00% to 0.50%     13.71% to 14.28%
    2012                             775,601    1.18 to 1.39        1,044,836      0.60%      0.00% to 0.50%     12.61% to 13.18%
    2011                           1,735,242    1.00 to 1.22        2,046,216      0.39%      0.00% to 0.50%    (32.67)% to (32.34)%

LORD ABBETT MID CAP STOCK
    2015                           3,264,820    1.76 to 2.01        5,770,714      0.61%      0.00% to 0.25%    (4.03)% to (3.79)%
    2014                           3,001,565    1.83 to 2.10        5,515,050      0.49%      0.00% to 0.25%     11.25% to 11.53%
    2013                           2,667,275    1.64 to 1.89        4,395,352      0.44%      0.00% to 0.25%     29.99% to 30.32%
    2012                           2,434,379    1.26 to 1.45        3,079,224      0.68%      0.00% to 0.25%     14.26% to 14.54%
    2011                           2,441,592    1.10 to 1.27        2,696,639      0.22%      0.00% to 0.25%    (4.25)% to (4.01)%

MFS TOTAL RETURN BOND SERIES
    2015                           1,220,273    1.18 to 1.20        1,459,171      3.44%      0.00% to 0.25%    (0.55)% to (0.30)%
    2014                           1,065,145    1.19 to 1.20        1,277,545      2.97%      0.00% to 0.25%      5.58% to 5.84%
    2013                             969,150    1.12 to 1.13        1,098,207      1.23%      0.00% to 0.25%    (1.28)% to (1.03)%
    2012                             733,009    1.14 to 1.15          839,280      2.88%      0.00% to 0.25%      7.08% to 7.35%
    2011                             345,535    1.06 to 1.07          368,532      2.70%      0.00% to 0.25%      6.48% to 6.75%

MFS VIT EMRG MKT EQ IC
    2015                           2,173,558    0.76 to 0.77        1,670,422      1.00%      0.00% to 0.25%    (13.11)% to (12.89)%
    2014                           1,711,695    0.87 to 0.88        1,510,153      0.69%      0.00% to 0.25%    (6.96)% to (6.72)%
    2013                           1,402,100    0.94 to 0.95        1,326,178      1.75%      0.00% to 0.25%    (5.45)% to (5.21)%
    2012                             642,246    0.99 to 1.00          640,856      1.26%      0.00% to 0.25%     18.69% to 18.99%
    2011 (f)                         102,252    0.84 to 0.84           85,748      0.42%      0.00% to 0.25%    (19.71)% to (19.61)%


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
OPP GLOBAL FUND VA
    2015                           1,620,733    1.79 to 1.81        2,933,557      1.27%      0.00% to 0.25%      3.68% to 3.94%
    2014                           1,368,103    1.72 to 1.74        2,382,340      1.07%      0.00% to 0.25%      2.04% to 2.29%
    2013                           1,165,542    1.69 to 1.70        1,984,079      1.35%      0.00% to 0.25%     26.99% to 27.31%
    2012                             679,995    1.33 to 1.34          909,257      2.14%      0.00% to 0.25%     20.96% to 21.26%
    2011                             480,039    1.10 to 1.10          529,328      0.91%      0.00% to 0.25%    (8.52)% to (8.29)%

OPP MS SMALL CAP
    2015                           1,770,126    1.60 to 1.62        2,872,823      0.86%      0.00% to 0.25%    (6.13)% to (5.90)%
    2014                           1,534,425    1.71 to 1.72        2,646,404      0.83%      0.00% to 0.25%     11.65% to 11.93%
    2013                           1,225,721    1.53 to 1.54        1,888,615      0.79%      0.00% to 0.25%     40.66% to 41.01%
    2012                             586,965    1.09 to 1.09          641,352      0.43%      0.00% to 0.25%     17.69% to 17.99%
    2011 (f)                          44,478    0.92 to 0.93           41,187      0.00%      0.00% to 0.25%    (10.87)% to (10.76)%

PIONEER MID-CAP VALUE VCT
    2015                             910,359    1.80 to 1.83        1,664,271      0.81%      0.00% to 0.25%    (6.38)% to (6.14)%
    2014                             743,537    1.93 to 1.95        1,448,239      0.75%      0.00% to 0.25%     14.80% to 15.09%
    2013                             421,020    1.68 to 1.69          712,512      0.90%      0.00% to 0.25%     32.77% to 33.10%
    2012                             171,791    1.26 to 1.27          218,412      0.95%      0.00% to 0.25%     10.83% to 11.11%
    2011                              74,337    1.14 to 1.14           85,054      1.04%      0.00% to 0.25%    (5.87)% to (5.64)%

SFT ADVANTUS BOND CL 1
    2015                           4,354,400    1.10 to 1.11        4,837,980      0.00%      0.00% to 0.25%      0.16% to 0.41%
    2014                           3,882,386    1.10 to 1.11        4,296,117      0.00%      0.00% to 0.25%      6.29% to 6.56%
    2013                           3,490,451    1.03 to 1.04        3,624,746      0.00%      0.00% to 0.25%    (0.65)% to (0.40)%
    2012 (e)                       2,444,620    1.04 to 1.04        2,548,979      0.00%      0.00% to 0.25%      3.41% to 3.54%

SFT ADVANTUS BOND CL 2
    2015                           8,902,955    1.92 to 2.41       19,631,528      0.00%      0.00% to 0.50%     (0.34)% to 0.16%
    2014                           8,428,935    1.92 to 2.41       18,475,120      0.00%      0.00% to 0.50%      5.76% to 6.29%
    2013                           7,400,647    1.80 to 2.28       15,120,382      0.00%      0.00% to 0.50%    (1.15)% to (0.65)%
    2012                           7,529,798    1.82 to 2.31       15,334,543      0.00%      0.00% to 0.50%      6.88% to 7.42%
    2011                           8,386,804    1.69 to 2.16       15,568,674      0.00%      0.00% to 0.50%      7.49% to 8.02%

SFT ADVANTUS INDEX 400 MC CL 1
    2015                           9,626,120    1.53 to 1.55       14,889,152      0.00%      0.00% to 0.25%    (2.63)% to (2.39)%
    2014                           8,974,123    1.57 to 1.58       14,219,994      0.00%      0.00% to 0.25%      9.24% to 9.51%
    2013                           8,342,141    1.44 to 1.45       12,070,560      0.00%      0.00% to 0.25%     32.78% to 33.11%
    2012 (e)                       5,720,205    1.09 to 1.09        6,218,033      0.00%      0.00% to 0.25%      8.92% to 9.06%

SFT ADVANTUS INDEX 400 MC CL 2
    2015                           7,980,423    3.92 to 4.66       31,787,667      0.00%      0.00% to 0.50%    (3.12)% to (2.63)%
    2014                           8,636,128    4.04 to 4.80       35,323,829      0.00%      0.00% to 0.50%      8.69% to 9.24%
    2013                           8,940,353    3.72 to 4.40       33,479,488      0.00%      0.00% to 0.50%     32.12% to 32.78%
    2012                          10,641,303    2.80 to 3.32       29,999,753      0.00%      0.00% to 0.50%     16.66% to 17.24%
    2011                          12,469,237    2.39 to 2.84       29,958,010      0.00%      0.00% to 0.50%    (2.75)% to (2.26)%

SFT ADVANTUS INDEX 500 CL 1
    2015                          17,039,033    1.63 to 1.64       27,978,413      0.00%      0.00% to 0.25%      0.93% to 1.18%
    2014                          16,069,644    1.61 to 1.62       26,078,159      0.00%      0.00% to 0.25%     13.13% to 13.41%
    2013                          14,463,795    1.43 to 1.43       20,696,777      0.00%      0.00% to 0.25%     31.71% to 32.04%
    2012 (e)                       9,925,380    1.08 to 1.08       10,756,415      0.00%      0.00% to 0.25%      5.68% to 5.81%

SFT ADVANTUS INDEX 500 CL 2
    2015                          22,728,984    3.18 to 4.60       75,609,623      0.00%      0.00% to 0.50%      0.43% to .93%
    2014                          25,364,839    3.15 to 4.58       83,763,005      0.00%      0.00% to 0.50%     12.56% to 13.13%
    2013                          25,592,850    2.78 to 4.07       74,796,023      0.00%      0.00% to 0.50%     31.05% to 31.71%
    2012                          26,460,257    2.11 to 3.10       58,565,294      0.00%      0.00% to 0.50%     14.85% to 15.42%
    2011                          32,141,647    1.83 to 2.70       61,595,282      0.00%      0.00% to 0.50%      1.09% to 1.59%

SFT ADVANTUS INTL BOND CL 2
    2015                              25,288    1.69 to 2.61           62,397      0.00%      0.00% to 0.50%    (4.64)% to (4.16)%
    2014                             934,951    1.76 to 2.73        2,547,403      0.00%      0.00% to 0.50%      1.20% to 1.70%
    2013                           1,095,769    1.73 to 2.69        2,943,347      0.00%      0.00% to 0.50%    (0.57)% to (0.07)%
    2012                             944,753    1.74 to 2.70        2,545,433      0.00%      0.00% to 0.50%     15.61% to 16.20%
    2011                             942,239    1.49 to 2.33        2,190,593      0.00%      0.00% to 0.50%    (0.76)% to (0.26)%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                 AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 --------------------------------------------   ----------------------------------------------------
                                                  UNIT  FAIR                    INVESTMENT       EXPENSE              TOTAL
                                    UNITS        VALUE LOWEST                     INCOME       RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                 -----------   ---------------   ------------   ----------    --------------   ---------------------
SFT ADVANTUS MONEY MARKET
    2015                           3,279,921    1.39 to 1.46        4,589,884      0.00%      0.00% to 0.50%    (0.50)% to 0.00%
    2014                           2,798,129    1.39 to 1.46        3,917,024      0.00%      0.00% to 0.50%    (0.50)% to 0.00%
    2013                           3,064,978    1.39 to 1.47        4,294,930      0.00%      0.00% to 0.50%    (0.50)% to 0.00%
    2012                           2,828,804    1.39 to 1.46        3,973,120      0.00%      0.00% to 0.50%    (0.50)% to 0.00%
    2011                           3,240,273    1.39 to 1.49        4,543,401      0.00%      0.00% to 0.50%    (0.50)% to 0.00%

SFT ADVANTUS MORTGAGE CL 1
    2015                             666,797    1.09 to 1.10          731,333      0.00%      0.00% to 0.25%     2.95% to 3.21%
    2014                             602,786    1.06 to 1.06          640,596      0.00%      0.00% to 0.25%     5.76% to 6.03%
    2013                             814,630    1.00 to 1.00          816,526      0.00%      0.00% to 0.25%   (1.98)% to (1.73)%
    2012 (e)                         311,140    1.02 to 1.02          317,359      0.00%      0.00% to 0.25%     1.57% to 1.70%

SFT ADVANTUS MORTGAGE CL 2
    2015                             231,924    1.29 to 2.30          385,178      0.00%      0.00% to 0.50%     2.43% to 2.95%
    2014                             249,414    1.25 to 2.24          397,052      0.00%      0.00% to 0.50%     5.24% to 5.76%
    2013                             251,352    1.19 to 2.13          378,267      0.00%      0.00% to 0.50%   (2.47)% to (1.98)%
    2012                             310,192    1.21 to 2.18          461,490      0.00%      0.00% to 0.50%     2.97% to 3.49%
    2011                             528,445    1.17 to 2.12          689,001      0.00%      0.00% to 0.50%     6.20% to 6.73%

SFT ADVANTUS REAL ESTATE CL 1
    2015                           3,141,693    1.47 to 1.49        4,669,894      0.00%      0.00% to 0.25%     4.99% to 5.25%
    2014                           2,786,122    1.40 to 1.41        3,934,631      0.00%      0.00% to 0.25%    30.37% to 30.70%
    2013                           2,585,719    1.08 to 1.08        2,793,926      0.00%      0.00% to 0.25%     1.15% to 1.40%
    2012 (e)                       1,693,069    1.06 to 1.38        1,804,169      0.00%      0.00% to 0.25%     3.19% to 3.32%

SFT ADVANTUS REAL ESTATE CL 2
    2015                             273,067    3.67 to 3.93        1,066,287      0.00%      0.00% to 0.50%     4.47% to 4.99%
    2014                             332,855    3.51 to 3.74        1,240,160      0.00%      0.00% to 0.50%    29.72% to 30.37%
    2013                             337,756    2.71 to 2.87          965,539      0.00%      0.00% to 0.50%     0.64% to 1.15%
    2012                             584,273    1.00 to 3.58        1,653,963      0.00%      0.00% to 0.50%    17.31% to 17.90%
    2011                           1,119,483    2.29 to 2.48        2,692,644      0.00%      0.00% to 0.50%     4.89% to 5.42%

SFT IVY GROWTH
    2015                           1,185,934    1.69 to 3.77        2,327,323      0.00%      0.00% to 0.50%     6.21% to 6.74%
    2014 (c)                       1,197,258    1.59 to 3.55        2,214,061      0.00%      0.00% to 0.50%    12.58% to 12.96%

SFT IVY SMALL CAP GROWTH
    2015 (a)                          94,257    1.42 to 3.04          260,437      0.00%      (0.08%) to 0.42% (4.07)% to (3.59)%
    2014 (b)                         228,199    1.47 to 3.16          638,042      0.00%      (0.07%) to 0.43%   8.43% to 8.80%

SFT PYRAMIS CORE EQUITY CL 1
    2015 (a)                          91,175    1.12 to 5.38          465,735      0.00%      (0.22%) to 0.28%   0.70% to 1.20%
    2014 (b)                         110,911    1.11 to 5.34          568,228      0.00%      (0.12%) to 0.38%  11.29% to 11.82%

VAN ECK VIP GLOB HARD ASSETS
    2015                           3,692,486    0.66 to 0.67        2,476,709      0.03%      0.00% to 0.25%   (33.61)% to (33.45)%
    2014                           3,705,243    0.99 to 1.01        3,734,198      0.09%      0.00% to 0.25%   (19.30)% to (19.10)%
    2013                           3,553,508    1.23 to 1.25        4,426,896      0.64%      0.00% to 0.25%    10.26% to 10.53%
    2012                           3,292,520    1.10 to 1.13        3,710,823      0.61%      0.00% to 0.25%     3.13% to 3.39%
    2011                           3,683,078    1.08 to 1.09        4,015,125      1.06%      0.00% to 0.25%   (16.66)% to (16.45)%

VANGUARD VI DIVERSIFIED VALUE
    2015                              18,491    1.03 to 1.04           19,081      2.48%      0.00% to 0.50%   (2.94)% to (2.45)%
    2014 (c)                          16,080    1.06 to 1.06           17,058      0.00%      0.00% to 0.50%     5.13% to 5.49%

VANGUARD VI TOTAL BOND MARKET
    2015                               9,708    1.03 to 1.04           10,016      2.26%      0.00% to 0.50%    (0.17)% to 0.33%
    2014 (c)                           9,132    1.03 to 1.03            9,413      0.00%      0.00% to 0.50%     2.73% to 3.07%


----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a) For the year ended December 31, 2015, SFT Ivy Small Cap Growth and SFT Pyramis Core Equity Cl 1 waived expenses resulting in a reduction of the expense ratio of 0.08% and 0.22%, respectively.
(b) For the period from May 1, 2014 to December 31, 2014, SFT Ivy Small Cap Growth and SFT Pyramis Core Equity Cl 1 waived expenses resulting in a reduction of the expense ratio of 0.07% and 0.12%, respectively.
(c) For the period from May 1, 2014 to December 31, 2014.
(d) For the period from May 1, 2013 to December 31, 2013.
(e) For the period from April 30, 2012 to December 31, 2012.
(f) For the period from May 24, 2011 to December 31, 2011.


(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2016, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2015, 2014 AND 2013

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2015 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015 in accordance with U.S. generally accepted accounting principles.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 4, 2016

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                          2015                        2014
                                                                                 -----------------------     -----------------------
ASSETS

    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $12,247,625
         and $11,239,878)                                                        $            12,504,725     $            11,926,652
    Equity securities, at fair value (cost $461,651 and $364,775)                                505,094                     434,952
    Mortgage loans, net                                                                        2,122,837                   1,935,983
    Finance receivables, net                                                                     289,059                     279,343
    Policy loans                                                                                 410,997                     380,603
    Alternative investments                                                                      596,619                     536,921
    Fixed maturity securities on loan, at fair value (amortized cost $0
       and $45,445)                                                                                   --                      45,054
    Equity securities on loan, at fair value (cost $0 and $2,190)                                     --                       2,575
    Derivative instruments                                                                       218,539                     258,001
    Other invested assets                                                                         28,329                      61,838
                                                                                 -----------------------     -----------------------
      Total investments                                                                       16,676,199                  15,861,922

    Cash and cash equivalents                                                                    267,602                     376,520
    Securities held as collateral                                                                     --                      29,398
    Deferred policy acquisition costs                                                          1,298,306                     940,090
    Accrued investment income                                                                    139,710                     128,366
    Premiums and fees receivable                                                                 305,272                     276,439
    Property and equipment, net                                                                  107,935                      98,631
    Income tax recoverable:
       Current                                                                                    10,241                       5,779
    Reinsurance recoverables                                                                   1,127,720                   1,136,393
    Goodwill and intangible assets, net                                                          145,359                     151,833
    Other assets                                                                                 114,815                     132,016
    Separate account assets                                                                   19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
         Total assets                                                            $            39,923,576     $            38,626,593
                                                                                 =======================     =======================
LIABILITIES AND EQUITY

Liabilities:

    Policy and contract account balances                                         $             9,636,704     $             8,859,315
    Future policy and contract benefits                                                        3,024,838                   2,974,498
    Pending policy and contract claims                                                           555,315                     530,640
    Other policyholder funds                                                                   1,340,823                   1,222,729
    Policyholder dividends payable                                                                25,244                      27,560
    Unearned premiums and fees                                                                   400,750                     250,629
    Pension and other postretirement benefits                                                     11,132                      17,322
    Income tax liability:
       Deferred                                                                                  206,490                     275,786
    Accrued commissions and expenses                                                             195,788                     213,950
    Other liabilities                                                                            498,142                     441,346
    Short-term debt                                                                               50,000                      50,000
    Long-term debt                                                                               368,000                     393,000
    Securities lending collateral                                                                     --                      30,467
    Separate account liabilities                                                              19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
      Total liabilities                                                                       36,043,643                  34,776,448
                                                                                 -----------------------     -----------------------
Equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                      5,000                       5,000
    Additional paid in capital                                                                   196,254                     196,254
    Accumulated other comprehensive income                                                       116,995                     335,810
    Retained earnings                                                                          3,530,997                   3,281,476
                                                                                 -----------------------     -----------------------
      Total Minnesota Life Insurance Company and subsidiaries equity                           3,849,246                   3,818,540
    Noncontrolling interests                                                                      30,687                      31,605
                                                                                 -----------------------     -----------------------
         Total equity                                                                          3,879,933                   3,850,145
                                                                                 -----------------------     -----------------------
            Total liabilities and equity                                         $            39,923,576     $            38,626,593
                                                                                 =======================     =======================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                      2015              2014             2013
                                                                               -----------------   ---------------   --------------
Revenues:

   Premiums                                                                    $       2,220,467   $     2,039,309   $    1,792,206
   Policy and contract fees                                                              688,434           652,779          603,380
   Net investment income                                                                 689,137           664,299          639,833
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                       (16,569)           (2,852)            (495)
     Other net realized investment gains (losses)                                         26,212           136,607          (36,159)
                                                                               -----------------   ---------------   --------------
       Total net realized investment gains (losses)                                        9,643           133,755          (36,654)
   Finance charge income                                                                  92,393            85,855           77,112
   Commission income                                                                     168,528           152,983          126,486
   Other income                                                                           73,232            47,204           37,938
                                                                               -----------------   ---------------   --------------
         Total revenues                                                                3,941,834         3,776,184        3,240,301
                                                                               -----------------   ---------------   --------------
Benefits and expenses:

   Policyholder benefits                                                               2,109,142         1,895,745        1,730,448
   Interest credited to policies and contracts                                           401,659           380,474          382,393
   General operating expenses                                                            713,302           656,590          599,487
   Commissions                                                                           432,467           378,368          323,229
   Administrative and sponsorship fees                                                    75,082            72,758           64,188
   Dividends to policyholders                                                              4,678             6,088            6,609
   Interest expense                                                                       10,639            10,321           10,143
   Amortization of deferred policy acquisition costs                                     212,045           216,753          187,834
   Capitalization of policy acquisition costs                                           (361,349)         (314,814)        (294,111)
                                                                               -----------------   ---------------   --------------
         Total benefits and expenses                                                   3,597,665         3,302,283        3,010,220
                                                                               -----------------   ---------------   --------------
           Income from operations before taxes                                           344,169           473,901          230,081

   Income tax expense (benefit):
       Current                                                                            46,027           124,345          103,477
       Deferred                                                                           48,153            18,181          (45,163)
                                                                               -----------------   ---------------   --------------
           Total income tax expense                                                       94,180           142,526           58,314
                                                                               -----------------   ---------------   --------------
             Net income                                                                  249,989           331,375          171,767
                Less: Net income attributable to noncontrolling interests                    468                --               --
                                                                               -----------------   ---------------   --------------
                  Net income attributable to Minnesota Life Insurance Company
                     and subsidiaries                                          $         249,521   $       331,375   $      171,767
                                                                               =================   ===============   ==============
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period   $        (463,641)  $       308,292   $     (606,583)
   Unrealized gains (losses) on securities - other than temporary impairments             (2,129)           (2,955)          (8,352)
   Adjustment to deferred policy acquisition costs                                       208,912          (198,649)         246,061
   Adjustment to reserves                                                                 22,718           (19,585)         110,274
   Adjustment to unearned policy and contract fees                                      (106,247)          114,854          (99,756)
   Adjustment to pension and other retirement plans                                        3,952           (12,043)          10,149
                                                                               -----------------   ---------------   --------------
     Other comprehensive income (loss), before tax                                      (336,435)          189,914         (348,207)
     Income tax benefit (expense) related to items of other comprehensive
        income                                                                           117,620           (66,472)         124,078
                                                                               -----------------   ---------------   --------------
       Other comprehensive income (loss), net of tax                                    (218,815)          123,442         (224,129)
                                                                               -----------------   ---------------   --------------
         Comprehensive income (loss)                                                      31,174           454,817          (52,362)
           Less: Comprehensive income (loss) attributable to noncontrolling
                 interests                                                                   468                --               --
                                                                               -----------------   ---------------   --------------
             Comprehensive income (loss) attributable to Minnesota Life
                Insurance Company and subsidiaries                             $          30,706   $       454,817   $      (52,362)
                                                                               =================   ===============   ==============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                               ADDITIONAL      OTHER                     COMPANY AND
                                     COMMON      PAID IN   COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                     STOCK       CAPITAL      INCOME        EARNINGS       EQUITY        INTERESTS        EQUITY
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
2013:
  Balance, beginning of year       $    5,000  $  196,254  $     493,645  $ 2,728,886  $    3,423,785  $           --  $ 3,423,785

   Comprehensive loss:
     Net income                            --          --             --      171,767         171,767              --      171,767
     Other comprehensive loss              --          --       (224,129)          --        (224,129)             --     (224,129)
                                                                                       --------------  --------------  -----------
      Total comprehensive loss                                                                (52,362)             --      (52,362)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2014:
  Balance, beginning of year       $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423

   Comprehensive income:
     Net income                            --          --             --      331,375         331,375              --      331,375
     Other comprehensive income            --          --        123,442           --         123,442              --      123,442
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                              454,817              --      454,817

   Change in accounting principle          --          --        (57,148)      57,148              --              --           --

   Dividends to stockholder                --          --             --       (7,700)         (7,700)             --       (7,700)

   Change in equity of
     noncontrolling interests              --          --             --           --              --          31,605       31,605
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2015:
  Balance, beginning of year       $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                            --          --             --      249,521         249,521             468      249,989
     Other comprehensive loss              --          --       (218,815)          --        (218,815)             --     (218,815)
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                               30,706             468       31,174

   Change in equity of
     noncontrolling interests              --          --             --           --              --          (1,386)      (1,386)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $ 3,879,933
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                         2015                   2014                  2013
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $              249,989   $            331,375   $           171,767
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Interest credited to annuity and insurance contracts                      258,830                266,191               281,102
     Fees deducted from policy and contract balances                          (476,389)              (451,583)             (413,537)
     Change in future policy benefits                                           59,742                 56,105                11,152
     Change in other policyholder liabilities, net                             123,827                151,934               269,047
     Amortization of deferred policy acquisition costs                         212,045                216,753               187,834
     Capitalization of policy acquisition costs                               (361,349)              (314,814)             (294,111)
     Change in premiums and fees receivable                                    (28,833)               (34,508)              (36,707)
     Deferred tax provision                                                     48,153                 18,181               (45,163)
     Change in income tax recoverables / liabilities - current                  (4,462)                (8,065)               (5,171)
     Net realized investment losses (gains)                                     (9,643)              (133,755)               36,654
     Change in reinsurance recoverables                                          8,673                (74,983)              (35,137)
     Other, net                                                                 61,024                 31,161                88,807
                                                                ----------------------   --------------------   -------------------
            Net cash provided by operating activities                          141,607                 53,992               216,537
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                 2,003,169              2,255,590             2,150,401
   Equity securities                                                           287,535                256,730               131,008
   Alternative investments                                                      87,763                102,290               101,227
   Derivative instruments                                                      238,574                267,911               210,822
   Other invested assets                                                        25,679                  1,416                 1,758
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                 1,075,583              1,153,092             1,129,686
   Mortgage loans                                                              306,273                183,476               183,406
Purchases and originations of:
   Fixed maturity securities                                                (4,047,304)            (3,820,423)           (3,913,558)
   Equity securities                                                          (361,671)              (238,877)             (171,521)
   Mortgage loans                                                             (494,248)              (363,852)             (405,975)
   Alternative investments                                                    (111,107)               (98,578)              (69,464)
   Derivative instruments                                                     (289,510)              (218,739)             (179,294)
   Other invested assets                                                       (22,131)                (4,966)               (2,456)
Finance receivable originations or purchases                                  (220,575)              (210,452)             (195,711)
Finance receivable principal payments                                          194,355                178,857               159,839
Securities in transit                                                           43,717                (22,235)                2,562
Other, net                                                                     (46,814)              (209,112)             (155,249)
                                                                ----------------------   --------------------   -------------------
            Net cash used for investing activities                          (1,330,712)              (787,872)           (1,022,519)
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                         3,678,808              3,575,510             3,143,717
Withdrawals from annuity and insurance contracts                            (2,575,133)            (2,835,280)           (2,384,980)
Change in amounts drawn in excess of cash balances                              (8,628)                (5,440)               18,077
Proceeds from issuance of short-term debt                                      200,000                200,000               200,000
Payment on short-term debt                                                    (200,000)              (200,000)             (200,000)
Proceeds from issuance of long-term debt                                        50,000                 75,000                50,000
Payment on long-term debt                                                      (75,000)                    --                    --
Dividends paid to stockholder                                                       --                 (7,700)                   --
Other, net                                                                      10,140                 13,622                 4,433
                                                                ----------------------   --------------------   -------------------
            Net cash provided by financing activities                        1,080,187                815,712               831,247
                                                                ----------------------   --------------------   -------------------
Net increase (decrease) in cash and cash equivalents                          (108,918)                81,832                25,265
Cash and cash equivalents, beginning of year                                   376,520                294,688               269,423
                                                                ----------------------   --------------------   -------------------
Cash and cash equivalents, end of year                          $              267,602   $            376,520   $           294,688
                                                                ======================   ====================   ===================

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                                          2015               2014               2013
                                                                     --------------     --------------     --------------
     Individual Financial Security                                   $      753,885     $      708,394     $      669,677
     Financial Institution Group                                            514,593            494,066            405,272
     Group Insurance                                                      1,951,734          1,789,855          1,599,431
     Retirement                                                             478,728            506,396            390,239
     Asset Management                                                        27,516                 --                 --
                                                                     --------------     --------------     --------------
        Total strategic business units                                    3,726,456          3,498,711          3,064,619
     Subsidiaries and corporate product line                                215,378            277,473            175,682
                                                                     --------------     --------------     --------------
           Total                                                     $    3,941,834     $    3,776,184     $    3,240,301
                                                                     ==============     ==============     ==============

     The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2015 and 2014, the Company had $0 and $1,828, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $33,453 and $28,805 at December 31, 2015 and 2014, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2015 and 2014 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2015 and 2014 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2015 or 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

     SECURITIES LENDING

     Prior to the 2015 discontinuation of the Company's participation in a securities lending program, the Company, through an agent, lent certain portfolio holdings and in turn received cash collateral that was invested pursuant to the terms of an agreement with the lending agent.

     The Company accounted for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral were recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remained on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities was recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2015 and 2014, the fair value of these investments included within equity securities on the consolidated balance sheets was $61,298 and $56,517, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 150 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $14, $13 and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.

     The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED POLICY ACQUISITION COSTS

     The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.5% to 7.5% at December 31, 2015 and 8% at December 31, 2014 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income (loss).

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                                                 2015              2014
                                                                            --------------     --------------
     Balance at beginning of year                                           $       26,321     $       25,212
     Capitalization                                                                  4,873              6,470
     Amortization and interest                                                      (3,537)            (4,424)
     Adjustment for unrealized gains (losses)                                          713               (937)
                                                                            --------------     --------------
     Balance at end of year                                                 $       28,370     $       26,321
                                                                            ==============     ==============

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $66,880 and $59,798 as of December 31, 2015 and 2014, respectively, and amortized software expense of $21,868, $20,197 and $18,122 for the years ended December 31, 2015, 2014 and 2013, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $144,807 and $140,112 at December 31, 2015 and 2014, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2015, 2014 and 2013, was $11,074, $11,516, and $10,097,
     respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2015, the Company has assumed an average rate of investment yields ranging from 3.27% to 5.89%.

     Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2015 and 2014, the total participating business in force was $2,260,055 and $2,362,707, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of certain significant risks facing the
     Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

        CASH AND CASH EQUIVALENTS:

        Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     CONCENTRATION OF CREDIT RISK (CONTINUED):

        FINANCIAL INSTRUMENTS:

        Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

        Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

        DERIVATIVES:

        The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

        The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

        The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2015, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     INFORMATION SYSTEMS RISK:

     Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In June 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 was effective prospectively for the annual reporting period beginning January 1, 2015. The adoption of ASU 2014-11 had no material impact on the Company's consolidated financial statements and the required disclosures are included in note 16.

     In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment to the balance sheet as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-09, Financial Services - Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. ASU 2015-09 is effective for the annual reporting period beginning on January 1, 2016 and is required to be applied retroactively to all prior periods presented, except for those requirements that apply only to the current period. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 is effective for the annual reporting period beginning January 1, 2016 and is required to be applied retroactively to all prior periods presented. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

     In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
     Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 is effective for the annual reporting period beginning January 1, 2016. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                   DECEMBER 31, 2015
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     361,143    $           --    $          --    $     361,143
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           773,688               --          773,688
       Foreign government securities                                   --            38,526               --           38,526
       Corporate securities                                            --         6,732,113          904,066        7,636,179
       Asset-backed securities                                         --           358,640           45,488          404,128
       Commercial mortgage-backed securities (CMBS)                    --         1,224,987           22,734        1,247,721
       Residential mortgage-backed securities (RMBS)                   --         2,043,276               64        2,043,340
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                361,143        11,171,230          972,352       12,504,725
     Equity securities, available-for-sale                        442,665            62,316              113          505,094
     Derivative instruments:
       TBA derivative instruments                                      --            43,887               --           43,887
       Other derivative instruments                                    12           174,640               --          174,652
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  12           218,527               --          218,539
                                                            -------------    --------------    -------------    -------------
              Total investments                                   803,820        11,452,073          972,465       13,228,358
     Cash equivalents                                             191,088                --               --          191,088
     Separate account assets                                    3,524,875        16,203,929            1,613       19,730,417
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,519,783    $   27,656,002    $     974,078    $  33,149,863
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     102,696    $     102,696
     Future policy and contract benefits (1)                           --                --           54,512           54,512
     Derivative instruments (2)                                        30            14,220               --           14,250
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $          30    $       14,220    $     157,208    $     171,458
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                   DECEMBER 31, 2014
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     230,252    $           --    $          --    $     230,252
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           548,638               --          548,638
       Foreign government securities                                   --            38,966               --           38,966
       Corporate securities                                            --         6,366,958          913,393        7,280,351
       Asset-backed securities                                         --           343,360           38,724          382,084
       CMBS                                                            --         1,088,933               --        1,088,933
       RMBS                                                            --         2,357,296              132        2,357,428
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                230,252        10,744,151          952,249       11,926,652
     Equity securities, available-for-sale                        393,716            41,066              170          434,952
     Fixed maturity securities on loan:
       U.S. government securities                                   1,648                --               --            1,648
       Corporate securities                                            --            43,406               --           43,406
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities on loan                    1,648            43,406               --           45,054
     Equity securities on loan                                      2,575                --               --            2,575
     Derivative instruments:
       TBA derivative instruments                                      --            29,115               --           29,115
       Other derivative instruments                                    10           228,876               --          228,886
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  10           257,991               --          258,001
                                                            -------------    --------------    -------------    -------------
              Total investments                                   628,201        11,086,614          952,419       12,667,234
     Cash equivalents                                             291,356                --               --          291,356
     Securities held as collateral                                 23,805             5,593               --           29,398
     Separate account assets                                    3,279,626        16,208,458            1,122       19,489,206
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,222,988    $   27,300,665    $     953,541    $  32,477,194
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     149,594    $     149,594
     Future policy and contract benefits (1)                           --                --           41,909           41,909
     Derivative instruments (2)                                        27            39,547               --           39,574
     Securities lending collateral                                 23,805             6,662               --           30,467
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $      23,832    $       46,209    $     191,503    $     261,544
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

     These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                       TOTAL REALIZED AND
                                                    UNREALIZED GAINS (LOSSES)
                                                          INCLUDED IN:
                                                  ---------------------------
                                                                   OTHER         TRANSFERS   TRANSFERS    PURCHASES,
                                    BALANCE  AT      NET        COMPREHENSIVE      IN TO      OUT OF      SALES AND       BALANCE
                                     BEGINNING      INCOME         INCOME         LEVEL 3     LEVEL 3     SETTLEMENTS,   AT END OF
                                     OF YEAR         (1)           (LOSS)           (2)         (2)         NET (3)         YEAR
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
   Fixed maturity securities,
     available-for sale:
      Corporate securities          $   913,393   $      (82)   $     (30,735)   $       --  $      --   $     21,490   $   904,066
      Asset-backed securities            38,724           --           (1,872)           --         --          8,636        45,488
      CMBS                                   --           --               74            --         --         22,660        22,734
      RMBS                                  132        1,956               37            --         --         (2,061)           64
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
       Total fixed maturity
         securities, available-
         for-sale                       952,249        1,874          (32,496)           --         --         50,725       972,352
   Equity securities,
     available-for-sale                     170           --              (57)           --         --             --           113
   Separate account assets                1,122           --              518             9       (130)            94         1,613
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
         Total financial assets     $   953,541   $    1,874    $     (32,035)   $        9  $    (130)  $     50,819   $   974,078
                                    ===========   ==========    =============    ==========  =========   ============   ===========

  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
       Corporate securities                           $       148,051  $      (17,061)  $     (109,500)  $       21,490
       Asset-backed securities                                 10,000              --           (1,364)           8,636
       CMBS                                                    22,660              --               --           22,660
       RMBS                                                        --          (1,932)            (129)          (2,061)
                                                      ---------------  --------------   --------------   --------------
        Total fixed maturity securities, available-
         for-sale                                             180,711         (18,993)        (110,993)          50,725
      Separate account assets                                      94              --               --               94
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       180,805  $      (18,993)  $     (110,993)  $       50,819
                                                      ===============  ==============   ==============   ==============

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                         TOTAL REALIZED AND
                                                      UNREALIZED GAINS (LOSSES)
                                                           INCLUDED IN:
                                                    ---------------------------
                                                                      OTHER       TRANSFERS  TRANSFERS   PURCHASES,
                                        BALANCE AT       NET      COMPREHENSIVE     IN TO      OUT OF    SALES AND      BALANCE
                                        BEGINNING      INCOME         INCOME       LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END OF
                                         OF YEAR         (1)          (LOSS)         (2)        (2)        NET (3)       YEAR
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
      Fixed maturity securities,
       available-for sale:
        Agencies not backed by the
         full faith and credit of the
         U.S. government               $     1,468  $         --  $         (23) $       --  $    (445) $     (1,000) $        --

        Corporate securities               937,909         1,034         17,164          --    (22,869)      (19,845)     913,393

        Asset-backed securities            140,060           874         (2,861)         --    (55,334)      (44,015)      38,724

        CMBS                                14,520            --             --          --    (14,520)           --           --
        RMBS                                   287            76            (97)         33         --          (167)         132
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
         Total fixed maturity
          securities, available-for-
          sale                           1,094,244         1,984         14,183          33    (93,168)      (65,027)     952,249
      Equity securities,
       available-for-sale                      196            --            (35)         --         --             9          170
      Fixed maturity securities,
       on loan:
       Asset-backed securities               3,009            --             --          --     (3,009)           --           --

      Separate account assets                4,265            --           (859)        150     (3,011)          577        1,122
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
            Total financial assets     $ 1,101,714  $      1,984  $      13,289  $      183  $ (99,188) $    (64,441) $   953,541
                                       ===========  ============  =============  ==========  =========  ============  ===========

      (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

      (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

      (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
        Agencies not backed by the full faith and
         credit of the U.S. government                $            --  $           --   $       (1,000)  $       (1,000)
        Corporate securities                                  111,654         (34,928)         (96,571)         (19,845)
        Asset-backed securities                                    --          (4,151)         (39,864)         (44,015)
        RMBS                                                       --              --             (167)            (167)
                                                      ---------------  --------------   --------------   --------------
          Total fixed maturity securities,
           available-for-sale                                 111,654         (39,079)        (137,602)         (65,027)
      Equity securities, available-for-sale                         9              --               --                9
      Separate account assets                                   1,032            (424)             (31)             577
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       112,695  $      (39,503)  $     (137,633)  $      (64,441)
                                                      ===============  ==============   ==============   ==============

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.

     There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2015 and 2014.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                             TOTAL REALIZED AND
                                                         UNREALIZED (GAINS) LOSSES
                                                               INCLUDED IN:
                                                         -------------------------
                                                                         OTHER
                                             BALANCE AT     NET      COMPREHENSIVE   TRANSFERS  TRANSFERS                  BALANCE
                                             BEGINNING     INCOME       INCOME         IN TO     OUT OF                  AT END OF
                                              OF YEAR       (1)         (LOSS)        LEVEL 3    LEVEL 3    SETTLEMENTS     YEAR
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
      Policy and contract account balances  $   149,594  $  (46,898) $          --  $       --  $      --  $         --  $  102,696
      Future policy and contract benefits        41,909      12,636             --          --         --           (33)     54,512
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
         Total financial liabilities        $   191,503  $  (34,262) $          --  $       --  $      --  $        (33) $  157,208
                                            ===========  ==========  =============  ==========  =========  ============  ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                              TOTAL REALIZED AND
                                                          UNREALIZED (GAINS) LOSSES
                                                                INCLUDED IN:
                                                          -------------------------
                                                                          OTHER
                                            BALANCE AT        NET     COMPREHENSIVE  TRANSFERS   TRANSFERS                  BALANCE
                                             BEGINNING      INCOME        INCOME       IN TO      OUT OF                   AT END OF
                                              OF YEAR         (1)         (LOSS)      LEVEL 3     LEVEL 3   SETTLEMENTS      YEAR
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
      Policy and contract account balances  $   125,087   $   24,507  $          --  $       --  $      --  $        --   $  149,594
      Future policy and contract benefits          (853)      42,816             --          --         --          (54)      41,909
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
         Total financial liabilities        $   124,234   $   67,323  $          --  $       --  $      --  $       (54)  $  191,503
                                            ===========   ==========  =============  ==========  =========  ===========   ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                          FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
----------------------------------------  -------------  -----------------------  ----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                  Yield/spread to            73 bps - 422 bps
  Corporate securities                    $     903,886   Discounted cash flow    U.S. Treasuries (1)           (183 bps)

                                                                                  Yield/spread to           88 bps - 1,097 bps
  Asset-backed securities                        40,488   Discounted cash flow    U.S. Treasuries (1)           (231 bps)

                                                                                  Yield/spread to           153 bps - 189 bps
  CMBS                                           22,734   Discounted cash flow    U.S. Treasuries (1)           (173 bps)

Liabilities:

  Policy and contract                                     Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
   account balances                       $     102,696      Option pricing       Lapse rates (3)               0% to 16%
                                                               techniques         Market volatility (6)         0% to 30%

                                                                                                                1983a and
  Future policy and contract                              Discounted cash flow/   Mortality rates (2)       annuity 2000 table
   benefits                                      54,512      Option pricing       Lapse rates (3)               0% to 15%
                                                               techniques         Utilization rates (4)         0% to 100%
                                                                                  Withdrawal rates (5)           0% to 7%
                                                                                  Market volatility (6)         0% to 20%
                                                                                  Nonperformance
                                                                                   risk spread (7)                 0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
     (CONTINUED)

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                      FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
------------------------------------  ---------------   -----------------------  -----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                 Yield/spread to             52 bps - 226 bps
  Corporate securities                $       912,698    Discounted cash flow    U.S. Treasuries (1)            (133 bps)

                                                                                 Yield/spread to             83 bps - 581 bps
  Asset-backed securities                      37,413    Discounted cash flow    U.S. Treasuries (1)            (173 bps)

Liabilities:

  Policy and contract                                   Discounted cash flow/    Mortality rates (2)        Annuity 2000 table
   account balances                                         Option pricing       Lapse rates (3)                0% to 16%
                                      $       149,594         techniques         Market volatility (6)          0% to 30%

                                                                                                                1983a and
  Future policy and contract                            Discounted cash flow/    Mortality rates (2)        annuity 2000 table
   benefits                                    41,909       Option pricing       Lapse rates (3)                0% to 15%
                                                              techniques         Utilization rates (4)          0% to 100%
                                                                                 Withdrawal rates (5)            0% to 7%
                                                                                 Market volatility (6)          0% to 20%
                                                                                 Nonperformance
                                                                                  risk spread (7)                  0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

     Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

     The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

     For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT
     BENEFITS

     For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

     For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

     NON-RECURRING FAIR VALUE MEASUREMENTS

     The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2015.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis at December 31, 2014:

                                                 LEVEL 1               LEVEL 2              LEVEL 3                TOTAL
                                             ----------------      ----------------     ----------------     ----------------
     Mortgage loans                          $             --      $             --     $          5,300     $          5,300
     Other invested assets:
       Real estate held for sale                           --                    --                1,828                1,828
                                             ----------------      ----------------     ----------------     ----------------
         Total financial assets              $             --      $             --     $          7,128     $          7,128
                                             ================      ================     ================     ================

     Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    2,122,837  $           --  $           --  $   2,158,377   $   2,158,377
   Policy loans                                          410,997              --              --        496,430         496,430

Liabilities:
   Deferred annuities                             $    2,122,335  $           --  $           --  $   2,231,728   $   2,231,728
   Annuity certain contracts                              78,588              --              --         81,225          81,225
   Other fund deposits                                 2,055,178              --              --      2,048,340       2,048,340
   Supplementary contracts
    without life contingencies                           103,352              --              --        103,352         103,352
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        368,000              --              --        370,517         370,517
   Separate account liabilities                       12,927,264       3,524,875       9,400,776          1,613      12,927,264

                                                                               DECEMBER 31, 2014
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                       TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    1,930,683  $           --  $           --  $   2,022,665   $   2,022,665
   Policy loans                                          380,603              --              --        450,398         450,398

Liabilities:
   Deferred annuities                             $    2,213,072  $           --  $           --  $   2,347,583   $   2,347,583
   Annuity certain contracts                              74,866              --              --         79,223          79,223
   Other fund deposits                                 1,965,138              --              --      1,962,082       1,962,082
   Supplementary contracts
    without life contingencies                            89,997              --              --         89,997          89,997
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        393,000              --              --        395,434         395,434
   Separate account liabilities                       12,659,745       3,279,626       9,378,997          1,122      12,659,745

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2015 and 2014 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $12,504,725 and $11,971,706 at December 31, 2015 and 2014, respectively.
     Fixed maturity securities represent 75.0% and 75.5% of total invested assets at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, publicly traded fixed maturity securities comprised 86.3% and 80.5%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,981,529 and $2,285,683 agency backed RMBS and $61,811 and $71,745 non-agency backed RMBS as of December 31, 2015 and 2014, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $505,094 and $437,527 as of December 31, 2015 and 2014, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                   GROSS          GROSS
                                                 AMORTIZED      UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2015                             COST            GAINS          LOSSES          AOCL (1)      FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      340,859   $       21,104  $          820  $          --   $     361,143
     Agencies not backed by the full faith
       and credit of the U.S. government             750,434           26,010           2,756             --         773,688
     Foreign government securities                    34,194            4,332              --             --          38,526
     Corporate securities                          7,562,245          258,728         186,069         (1,275)      7,636,179
     Asset-backed securities                         390,719           14,959           2,023           (473)        404,128
     CMBS                                          1,230,790           25,328          11,661         (3,264)      1,247,721
     RMBS                                          1,938,384          106,434           1,372            106       2,043,340
                                              --------------   --------------  --------------  -------------   -------------
        Total fixed maturity securities,
          available-for-sale                      12,247,625          456,895         204,701         (4,906)     12,504,725
     Equity securities - unaffiliated                461,651           56,721          13,278             --         505,094
                                              --------------   --------------  --------------  -------------   -------------
             Total                            $   12,709,276   $      513,616  $      217,979  $      (4,906)  $  13,009,819
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                   GROSS          GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED       OTTI IN
     DECEMBER 31, 2014                             COST            GAINS          LOSSES         AOCL (1)       FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      205,029   $       25,756  $          533  $          --   $     230,252
     Agencies not backed by the full faith
       and credit of the U.S. government             526,255           24,721           2,338             --         548,638
     Foreign government securities                    33,795            5,171              --             --          38,966
     Corporate securities                          6,849,148          454,572          25,776         (2,407)      7,280,351
     Asset-backed securities                         360,701           21,891           1,026           (518)        382,084
     CMBS                                          1,042,703           43,396           2,642         (5,476)      1,088,933
     RMBS                                          2,222,247          137,494             947          1,366       2,357,428
                                              --------------   --------------  --------------  -------------   -------------
          Total fixed maturity securities,
             available-for-sale                   11,239,878          713,001          33,262         (7,035)     11,926,652
     Equity securities - unaffiliated                364,775           74,833           4,656             --         434,952
                                              --------------   --------------  --------------  -------------   -------------
               Total                          $   11,604,653   $      787,834  $       37,918  $      (7,035)  $  12,361,604
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                    GROSS          GROSS
                                                 AMORTIZED       UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2014                              COST            GAINS          LOSSES            AOCL        FAIR VALUE
     ---------------------------------------  --------------   --------------   --------------   -------------  -------------
     U.S. government securities               $        1,653   $           --   $            5   $          --  $       1,648
     Corporate securities                             43,792            1,606            1,992              --         43,406
                                              --------------   --------------   --------------   -------------  -------------
        Total fixed maturity securities               45,445            1,606            1,997              --         45,054
     Equity securities - unaffiliated                  2,190              467               82              --          2,575
                                              --------------   --------------   --------------   -------------  -------------
               Total                          $       47,635   $        2,073   $        2,079   $          --  $      47,629
                                              ==============   ==============   ==============   =============  =============

     The amortized cost and fair value of fixed maturity securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                                -------------------------------------
                                                                    AMORTIZED             FAIR
                                                                      COST                VALUE
                                                                ----------------     ----------------
     Due in one year or less                                    $        396,588     $        402,215
     Due after one year through five years                             2,303,705            2,443,716
     Due after five years through ten years                            3,252,386            3,272,651
     Due after ten years                                               2,735,053            2,690,954
                                                                ----------------     ----------------
                                                                       8,687,732            8,809,536
     Asset-backed and mortgage-backed securities                       3,559,893            3,695,189
                                                                ----------------     ----------------
        Total                                                   $     12,247,625     $     12,504,725
                                                                ================     ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $     95,174      $   95,708     $       534              28
     Agencies not backed by the full faith and
       credit of the U.S. government                               101,077         102,889           1,812              19
     Corporate securities                                        2,491,897       2,654,491         162,594             500
     Asset-backed securities                                       103,449         104,848           1,399              19
     CMBS                                                          546,958         558,130          11,172              50
     RMBS                                                           88,513          89,471             958              26
     Equity securities - unaffiliated                              150,665         160,641           9,976              94

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $      6,208      $    6,494     $       286               4
     Agencies not backed by the full faith and
       credit of the U.S. government                                36,701          37,645             944               6
     Corporate securities                                          120,128         143,897          23,769              51
     Asset-backed securities                                        13,838          14,462             624               2
     CMBS                                                           14,754          15,291             537               4
     RMBS                                                           39,971          42,381           2,410              30
     Equity securities - unaffiliated                               20,429          23,731           3,302              20

                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                              AMORTIZED           OTTI IN
                                                           FAIR VALUE           COST                AOCL        SECURITY COUNT
                                                        ----------------   ----------------   ---------------  ----------------
    U.S. government securities                          $         17,036   $         17,131    $           95                 7
    Agencies not backed by the full faith and
      credit of the U.S. government                               14,406             14,488                82                 4
    Corporate securities                                         539,310            556,186            16,876               182
    Asset-backed securities                                       21,379             21,600               221                 6
    CMBS                                                          18,297             18,417               120                 4
    RMBS                                                           1,924              1,929                 5                 3
    Equity securities - unaffiliated                              56,943             60,325             3,382                66

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):


                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                                AMORTIZED         OTTI IN
                                                              FAIR VALUE          COST             AOCL        SECURITY COUNT
                                                           ----------------   -------------    -------------  ----------------
     U.S. government securities                            $         14,295   $      14,733    $         438                13
     Agencies not backed by the full faith and
       credit of the U.S. government                                 66,767          69,023            2,256                10
     Corporate securities                                           248,496         257,396            8,900                66
     Asset-backed securities                                         28,575          29,380              805                 5
     CMBS                                                           162,425         164,984            2,559                18
     RMBS                                                            67,919          72,168            4,249                39
     Equity securities - unaffiliated                                10,301          11,575            1,274                 9

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ---------------    ---------------  ----------------
     U.S. government securities                         $         1,648   $         1,653    $             5                 1
     Corporate securities                                         6,213             6,552                339                 2
     Equity securities - unaffiliated                               912               994                 82                 1

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED          OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   --------------     --------------   ----------------
     U.S. government securities                         $            --   $           --     $           --                 --
     Corporate securities                                        13,531           15,184              1,653                  1
     Equity securities - unaffiliated                                --               --                 --                 --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2015, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2015.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2015, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2015, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2015, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 71.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     Equity securities with unrealized losses at December 31, 2015 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2015 and 2014, fixed maturity securities and cash equivalents with a carrying value of $22,686 and $28,442, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,122,837 and $1,935,983 at December 31, 2015 and 2014, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $81,300 and $18,500 were sold during 2015 and 2014, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                             2015                     2014
                                       ----------------         ----------------
     Industrial                        $        838,063         $        769,224
     Office buildings                           356,846                  368,498
     Retail facilities                          464,920                  396,530
     Apartment                                  291,760                  251,567
     Other                                      171,248                  150,164
                                       ----------------         ----------------
        Total                          $      2,122,837         $      1,935,983
                                       ================         ================

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2015             2014               2013
                                             ----------------  ----------------   ----------------
     Balance at beginning of year            $          2,270  $          4,677   $          3,800
        Addition to (release of) allowance                161            (2,407)               877
        Write-downs, net of recoveries                     --                --                 --
                                             ----------------  ----------------   ----------------
     Balance at end of year                  $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     End of year valuation allowance basis:
        Specific allowance                   $          1,485  $          1,221   $          3,094
        General allowance                                 946             1,049              1,583
                                             ----------------  ----------------   ----------------
     Total valuation allowance               $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

     As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     As of December 31, 2015, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                2015                  2014
                                          ----------------      ----------------
     Performing mortgage loans            $      2,122,837      $      1,935,983
     Nonperforming mortgage loans                       --                    --
                                          ----------------      ----------------
        Total                             $      2,122,837      $      1,935,983
                                          ================      ================

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                        2015              2014                2013
                                                                   ---------------   ----------------   ----------------
     Number of properties acquired                                               1                  1                 --
     Carrying value of mortgage loans prior to real estate
       acquisition                                                 $         5,300   $          7,500   $             --
     Loss recognized upon acquisition in satisfaction of debt                   --                 --                 --

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                        DECEMBER 31, 2015                       DECEMBER 31, 2014
                                              ------------------------------------     -----------------------------------
                                                  CARRYING            PERCENT             CARRYING            PERCENT
                                                   VALUE              OF TOTAL              VALUE             OF TOTAL
                                              ----------------    ----------------     ----------------   ----------------
     Alternative investments
        Private equity funds                  $        366,665                61.5%    $        332,163               61.9%
        Mezzanine debt funds                           228,785                38.3%             203,413               37.9%
        Hedge funds                                      1,169                 0.2%               1,345                0.2%
                                              ----------------    ----------------     ----------------   ----------------
          Total alternative investments       $        596,619               100.0%    $        536,921              100.0%
                                              ================    ================     ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET  INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                         2015               2014                 2013
                                   ----------------    ----------------    ----------------
     Fixed maturity securities     $        544,543    $        527,106    $        514,933
     Equity securities                       16,097              14,411              12,418
     Mortgage loans                         104,155             100,289              93,430
     Policy loans                            26,120              24,614              24,121
     Cash equivalents                            33                  27                  38
     Alternative investments                 21,009              20,648              16,036
     Derivative instruments                      63                 (60)               (217)
     Other invested assets                    2,397               1,843               1,656
                                   ----------------    ----------------    ----------------
       Gross investment income              714,417             688,878             662,415
     Investment expenses                    (25,280)            (24,579)            (22,582)
                                   ----------------    ----------------    ----------------
       Total                       $        689,137    $        664,299    $        639,833
                                   ================    ================    ================

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                            2015             2014                2013
                                     ----------------   ----------------   ----------------
     Fixed maturity securities       $        (25,713)  $         22,943   $         (1,302)
     Equity securities                          7,912             38,770             19,860
     Mortgage loans                              (377)            (2,753)              (762)
     Alternative investments                   41,761             43,718             16,843
     Derivative instruments                   (22,363)            14,086            (71,487)
     Other invested assets                       (956)               (95)              (407)
     Securities held as collateral              9,379             17,086                601
                                     ----------------   ----------------   ----------------
       Total                         $          9,643   $        133,755   $        (36,654)
                                     ================   ================   ================

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                          2015               2014               2013
                                                     ----------------   ----------------   ----------------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                         $         19,557   $         39,432   $         32,258
        Gross realized losses                                 (28,701)           (13,637)           (33,065)
     Equity securities:
        Gross realized gains                                   24,828             44,030             22,890
        Gross realized losses                                 (16,003)            (5,254)            (2,893)
     Alternative investments:
        Gross realized gains                                   39,112             39,882             24,320
        Gross realized losses                                    (556)              (960)              (457)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                      2015             2014              2013
                                                ----------------  ----------------  ----------------
     Fixed maturity securities
        Corporate securities                    $         16,569  $          2,852  $            495
     Mortgage loans                                           --             6,183                --
     Equity securities                                       913                 6               137
     Alternative investments                                  --                --             7,020
     Other invested assets                                    --                --               500
                                                ----------------  ----------------  ----------------
        Total other-than-temporary impairments  $         17,482  $          9,041  $          8,152
                                                ================  ================  ================

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                          2015               2014                2013
                                                                     ----------------   ----------------   ----------------
     Balance at beginning of year                                    $         17,436   $         26,964   $         26,670
     Additions:
        Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                   16,569              2,852                495
        Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                        --                 --                 --
     Reductions:
        Due to sales (or maturities, pay downs, or prepayments)
          during the period of securities previously credit loss
          OTTI impaired                                                        (4,676)           (12,380)              (201)
                                                                     ----------------   ----------------   ----------------
     Balance at end of year                                          $         29,329   $         17,436   $         26,964
                                                                     ================   ================   ================

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                       DECEMBER 31, 2015                             DECEMBER 31, 2014
                                           -----------------------------------------  ---------------------------------------------
                                                                   FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                         ---------------------------                  -----------------------------
     UNDERLYING RISK                        NOTIONAL                     LIABILITIES      NOTIONAL                     LIABILITIES
     EXPOSURE            INSTRUMENT TYPE     AMOUNT          ASSETS          (1)           AMOUNT         ASSETS           (1)
     ---------------    ----------------- -------------  ------------  -------------  --------------  --------------  -------------
     Interest rate      Interest rate
                          swaps           $     476,500  $     31,645  $           1  $      496,500  $       26,675  $         669
                        Interest rate
                          swaptions             572,000         8,071             --         285,000           8,860             --
                        Interest rate
                          futures               370,000             9              9         407,000               8              8
                        Interest rate
                          caps                  100,000           162             --         100,000             534             --
                        TBAs                     42,505        43,887             --          27,905          29,115             --
     Foreign currency   Foreign currency
                          swaps                  17,000         5,127             --          17,000           5,295             --
     Equity market      Equity futures          443,331             3              3         344,351               2              2
                        Equity options        6,161,629       129,635         14,237       4,109,672         187,512         38,895
                                          -------------  ------------  -------------  --------------  --------------  -------------
        Total derivatives                 $   8,182,965  $    218,539  $      14,250  $    5,787,428  $      258,001  $      39,574
                                          =============  ============  =============  ==============  ==============  =============

     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The Company has steadily increased the volume of derivatives trading throughout 2015 and 2014. This is evident through the increase in notional amounts in 2015.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

     Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

     Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                              DECEMBER 31, 2015
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         15,753        $            (74)      $                  --
     Interest rate swaptions                                      949                      --                          --
     Interest rate futures                                     (7,354)                     --                           1
     Interest rate caps                                            42                    (414)                         --
     TBAs                                                         994                      --                          --
     Foreign currency swaps                                      (158)                    562                          --
     Foreign currency forwards                                    146                     (11)                         --
     Equity futures                                           (15,982)                     --                       2,106
     Equity options                                            (4,150)                     --                     (50,096)
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         (9,760)       $             63       $             (47,989)
                                                     ================        ================       =====================

                                                                              DECEMBER 31, 2014
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         68,325        $            (86)      $                  --
     Interest rate swaptions                                    3,538                      --                          --
     Interest rate futures                                     14,945                      --                         (34)
     Interest rate caps                                        (1,897)                   (414)                         --
     Interest rate floors                                          85                     (81)                         --
     TBAs                                                         601                      --                          --
     Foreign currency swaps                                     2,170                     525                          --
     Foreign currency forwards                                    (96)                     (4)                         --
     Equity futures                                           (18,223)                     --                      14,252
     Equity options                                           (12,599)                     --                      74,840
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         56,849        $            (60)      $              89,058
                                                     ================        ================       =====================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                              DECEMBER 31, 2013
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $        (50,040)       $            (87)      $                  --
     Interest rate swaptions                                   (3,054)                     --                          --
     Interest rate futures                                    (18,085)                     --                         (29)
     Interest rate caps                                         1,807                      --                          --
     Interest rate floors                                        (270)                   (601)                         --
     TBAs                                                         (68)                     --                          --
     Foreign currency swaps                                     2,562                     489                          --
     Foreign currency forwards                                   (205)                    (18)                         --
     Equity futures                                           (25,137)                     --                      15,915
     Equity options                                           (40,134)                     --                      87,204
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $       (132,624)       $           (217)      $             103,090
                                                     ================        ================       =====================

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $170,541 and $203,232 at December 31, 2015 and 2014,
     respectively, and the Company delivered collateral in the amount of $19,698 and $21,561 at December 31, 2015 and 2014, respectively. The Company maintained ownership of any collateral delivered.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     EMBEDDED DERIVATIVES (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2015          2014
                                                               ---------     ----------
     Embedded derivatives within annuity products:
       Minimum guaranteed withdrawal benefits                  $ (48,828)    $  (36,107)
       Minimum guaranteed accumulation benefits                      (23)            --
       Guaranteed payout floors                                   (5,661)        (5,802)
       Other                                                      (5,129)        (5,384)

     Embedded derivatives within life insurance products:
       Equity-linked index credits                             $ (97,567)    $ (144,210)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                             2015         2014        2013
                                                           ---------   ---------   ---------
     Embedded derivatives within annuity products:
       Net realized investment gains (losses)              $ (12,603)  $ (42,763)  $  61,137
       Policyholder benefits                                     255        (912)       (365)

     Embedded derivatives within life insurance products:
       Policyholder benefits                               $  46,643   $ (23,595)  $ (65,780)

     At December 31, 2015 and 2014, fixed maturity and equity securities with a carrying value of $19,698 and $21,561, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIES

     As of December 31, 2015 and 2014, there were no material investments or relationships that were consolidated as a VIE.

     NON-CONSOLIDATED VIES

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8)  VARIABLE INTEREST ENTITIES (CONTINUED)

     NON-CONSOLIDATED VIES (CONTINUED)

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $596,619 and $536,921 and the maximum exposure was $898,937 and $833,195 at December 31, 2015 and 2014, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

     Finance receivables as of December 31 were as follows:

                                                2015                   2014(1)
                                           ----------------       ----------------
     Direct installment loans              $        339,308       $        319,499
     Retail installment notes                        58,528                 57,296
     Direct mail loans                               19,026                 25,879
                                           ----------------       ----------------
       Gross finance receivables                    416,862                402,674
     Accrued interest and charges                     7,173                  6,731
     Unearned finance charges                      (118,638)              (114,273)
     Allowance for losses                           (16,338)               (15,789)
                                           ----------------       ----------------
       Finance receivables, net            $        289,059       $        279,343
                                           ================       ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2015 were as follows:

                                                       DIRECT LOANS      RETAIL NOTES        DIRECT MAIL          TOTAL
                                                     ----------------   ----------------  ----------------  ----------------
     2015                                            $          1,659   $            194  $             41  $          1,894
     2016                                                      16,933              7,109             2,464            26,506
     2017                                                      78,047             21,996             9,228           109,271
     2018                                                     127,567             12,304             3,295           143,166
     2019                                                      16,722                622                 5            17,349
     2020 and thereafter                                           34                  4                --                38
                                                     ----------------   ----------------  ----------------  ----------------
       Total finance receivables, net of unearned
        finance charges                              $        240,962   $         42,229  $         15,033           298,224
                                                     ================   ================  ================
     Accrued interest                                                                                                  7,173
     Allowance for losses                                                                                            (16,338)
                                                                                                            ----------------
         Finance receivables, net                                                                           $        289,059
                                                                                                            ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                               2015             2014(1)
                                                                         ----------------   ----------------
     Direct installment loans:
       30-60 days past due                                               $          9,204   $          8,063
       61-90 days past due                                                          5,353              4,831
       91 days or more past due                                                    15,217             13,707
                                                                         ----------------   ----------------
        Total direct installment loans                                             29,774             26,601
     Retail installment notes:
       30-60 days past due                                                            833                688
       61-90 days past due                                                            418                360
       91 days or more past due                                                     1,111              1,087
                                                                         ----------------   ----------------
        Total retail installment notes                                              2,362              2,135
     Direct mail loans:
       30-60 days past due                                                            341                718
       61-90 days past due                                                            273                530
       91 days or more past due                                                     1,038              1,181
                                                                         ----------------   ----------------
        Total retail installment notes                                              1,652              2,429
                                                                         ----------------   ----------------
          Total gross finance receivables past due                       $         33,788   $         31,165
                                                                         ================   ================

     Percentage of finance receivables, net of unearned finance charges              11.3%              10.8%

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2015 and 2014.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                         2015               2014              2013
                                   ----------------   ----------------   ----------------
     Balance at beginning of year  $         15,789   $         14,781   $         13,396
     Provision for credit losses             16,832             14,052             11,635
     Charge-offs                            (22,399)           (18,240)           (15,030)
     Recoveries                               6,116              5,196              4,780
                                   ----------------   ----------------   ----------------
     Balance at end of year        $         16,338   $         15,789   $         14,781
                                   ================   ================   ================

     The following table provides additional information about the allowance for losses as of December 31:

                                                                          2015       2014
                                                                       ---------   ---------
     Non-impaired gross finance receivables:
       Gross receivables balance                                       $ 410,317   $ 394,745
       General reserves                                                   16,081      15,478

     Impaired gross finance receivables (including TDRs):
       Gross receivables balance                                       $   6,545   $   7,929
       General reserves                                                      257         311

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                           2015             2014(1)
                                     ----------------  ----------------
     Non-accrual balances:
       Direct installment loans      $         26,057  $         23,075
       Retail installment notes                 1,159             1,133
       Direct mail loans                        1,310             2,022
                                     ----------------  ----------------
         Total non-accrual balances  $         28,526  $         26,230
                                     ================  ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2015 and 2014.

     Loans classified as TDRs were $6,545 and $7,929 at December 31, 2015 and 2014, respectively. The number of loans classified as TDR accounts were 2,951 and 3,365 at December 31, 2015 and 2014, respectively. For the years ended December 31, 2015 and 2014, the Company modified $8,591 and $10,005, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default, during 2015. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default during 2014. The Company recognized interest income of $1,240, $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2015, 2014 and 2013, respectively.

     The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2015 and 2014. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                       2015             2014(1)
                                                                 ----------------  ----------------
     Customer type:
        New borrower                                             $         54,763  $         50,347
        Former borrower                                                    28,125            33,573
        Existing borrower                                                 264,590           242,089
        Refinance borrower                                                 10,856            19,369
        Retail borrower                                                    58,528            57,296
                                                                 ----------------  ----------------
          Total gross finance receivables                        $        416,862  $        402,674
                                                                 ================  ================

     Customer creditworthiness:
        Non-bankrupt gross finance receivables:
          Direct installment loans                               $        337,952  $        318,360
          Retail installment notes                                         58,410            57,178
          Direct mail borrower                                             19,003            25,858
                                                                 ----------------  ----------------
             Total non-bankrupt gross finance receivables                 415,365           401,396
        Bankrupt gross finance receivables:
          Direct installment loans                                          1,356             1,139
          Retail installment notes                                            118               118
          Direct mail borrower                                                 23                21
                                                                 ----------------  ----------------
             Total bankrupt gross finance receivables                       1,497             1,278
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

     Customer payment performance:
        Direct installment loans:
          Contractually performing, current to 30 days past due  $        299,874  $        284,241
          Contractually performing, 31 to 60 days past due                 12,722            11,175
          Contractually nonperforming, 61 or more days past due            26,712            24,083
                                                                 ----------------  ----------------
             Total direct installment loans                               339,308           319,499
        Retail installment notes:
          Contractually performing, current to 30 days past due            55,610            54,686
          Contractually performing, 31 to 60 days past due                  1,077               885
          Contractually nonperforming, 61 or more days past due             1,841             1,725
                                                                 ----------------  ----------------
             Total retail installment notes                                58,528            57,296
        Direct mail loans:
          Contractually performing, current to 30 days past due            17,084            22,909
          Contractually performing, 31 to 60 days past due                    405               909
          Contractually nonperforming, 61 or more days past due             1,537             2,061
                                                                 ----------------  ----------------
             Total direct mail loans                                       19,026            25,879
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                2015               2014               2013
                                                          ----------------   ----------------   ----------------
     Computed income tax expense                          $        120,459   $        165,865   $         80,528
     Difference between computed and actual tax expense:
        Dividends received deduction                               (23,286)           (20,615)           (19,977)
        Tax credits                                                 (3,639)            (2,790)            (2,079)
        Change in valuation allowance                                   --                 --                 (8)
        Expense adjustments and other                                  646                 66               (150)
                                                          ----------------   ----------------   ----------------
          Total income tax expense                        $         94,180   $        142,526   $         58,314
                                                          ================   ================   ================

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                   2015              2014
                                                             ----------------  ----------------
     Deferred tax assets:
        Policyholder liabilities                             $         68,415  $         88,613
        Pension, postretirement and other benefits                     18,759            21,629
        Tax deferred policy acquisition costs                         226,386           204,865
        Deferred gain on individual disability coinsurance              2,997             3,802
        Net realized capital losses                                    14,965            84,756
        Other                                                          17,132            17,822
                                                             ----------------  ----------------
          Gross deferred tax assets                                   348,654           421,487

     Deferred tax liabilities:
        Deferred policy acquisition costs                             350,097           275,242
        Premiums                                                       26,082            20,464
        Real estate and property and equipment depreciation             6,133             5,474
        Basis difference on investments                                19,948            83,364
        Net unrealized capital gains                                  105,404           268,124
        Ceding commissions and goodwill                                12,714            12,590
        Other                                                          34,766            32,015
                                                             ----------------  ----------------
          Gross deferred tax liabilities                              555,144           697,273
                                                             ----------------  ----------------
             Net deferred tax liability                      $        206,490  $        275,786
                                                             ================  ================

     As of December 31, 2015 and 2014, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2015, 2014, and 2013, was $0, $0 and $(8),
     respectively.

     At December 31, 2015, the Company had a capital loss carryforward of $179 which expires in 2017.

     Income taxes paid for the years ended December 31, 2015, 2014 and 2013, were $53,003, $132,411 and $110,962, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2015              2014
                                                               ----------------   ----------------
     Balance at beginning of year                              $          2,925   $          9,855
     Additions based on tax positions related to current year               998              1,323
     Reductions for tax positions of prior years                         (1,211)            (8,253)
                                                               ----------------   ----------------
     Balance at end of year                                    $          2,712   $          2,925
                                                               ================   ================

     Included in the balance of unrecognized tax benefits at December 31, 2015 are potential benefits of $2,712 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2015, accrued interest and penalties of $44 are recorded as current income tax liabilities on the consolidated balance sheets and $3 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

     At December 31, 2015, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

     During 2015, the IRS completed their audit of the 2012 consolidated federal tax return for Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) on a fully agreed basis, resulting in a refund which was received during 2015. The IRS had informed MMC that it did not intend to audit the MMC consolidated tax return for year 2013. Subsequently, in late 2015, MMC filed an amended 2013 consolidated return. The IRS has not communicated their audit plans for the amended items within the 2013 consolidated return or for the 2014 consolidated return. During 2015, the Company received refunds that it had accrued in prior years relating to the 2008 and 2009 consolidated returns. The Company may incur additional taxes owed or refunded for these years as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS                      OTHER BENEFITS
                                               -----------------------------------   -----------------------------------
                                                      2015              2014               2015              2014
                                               ----------------   ----------------   ----------------   ----------------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $         79,734   $         66,861   $          6,399   $          5,750
     Service cost                                         1,364              1,665                192                132
     Interest cost                                        3,323              3,317                219                249
     Actuarial loss (gain)                               (4,901)            11,096               (715)               681
     Benefits paid                                       (3,820)            (3,205)              (281)              (413)
                                               ----------------   ----------------   ----------------   ----------------
     Benefit obligation at end of year         $         75,700   $         79,734   $          5,814   $          6,399
                                               ================   ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                 ------------------------------------   -----------------------------------
                                                       2015                2014               2015              2014
                                                 ----------------    ----------------   ----------------   ----------------
     Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $         68,811    $         63,882   $             --   $             --
     Actual return on plan assets                           1,318               3,581                 --                 --
     Employer contribution                                  4,073               4,553                281                413
     Benefits paid                                         (3,820)             (3,205)              (281)              (413)
                                                 ----------------    ----------------   ----------------   ----------------
     Fair value of plan assets at end of year    $         70,382    $         68,811   $             --   $             --
                                                 ================    ================   ================   ================

     Net amount recognized:
     Funded status                               $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)

     Amounts recognized on the consolidated
       balance sheets:
     Prepaid benefit cost                        $             --    $             --   $             --   $             --
     Accrued benefit cost                                  (5,318)            (10,923)            (5,814)            (6,399)
                                                 ----------------    ----------------   ----------------   ----------------
     Net amount recognized                       $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)
                                                 ================    ================   ================   ================

     Weighted average assumptions used to
       determine benefit obligations:
     Discount rate                                           4.09%               3.77%              3.95%              3.74%
     Rate of compensation increase                           4.00%               4.00%                --                 --

     Weighted average assumptions used to
       determine net periodic benefit costs:
     Expected long-term return on plan assets                5.16%               5.12%                --                 --
     Discount rate                                           3.77%               4.64%              3.74%              4.49%
     Rate of compensation increase                           4.00%               4.50%                --                 --

     Components of net periodic benefit cost:
     Service cost                                $          1,364    $          1,665   $            192   $            132
     Interest cost                                          3,323               3,317                219                249
     Expected return on plan assets                        (3,439)             (3,157)                --                 --
     Prior service benefit amortization                       (80)                (80)              (895)              (492)
     Recognized net actuarial loss (gain)                   1,585                 526               (153)              (644)
                                                 ----------------    ----------------   ----------------   ----------------
     Net periodic benefit cost                   $          2,753    $          2,271   $           (637)  $           (755)
                                                 ================    ================   ================   ================

     Other changes in plan assets and benefit
       obligations recognized in other
       comprehensive income (loss):
     Net gain (loss)                             $          2,780    $        (10,672)  $            715   $           (681)
     Amortization of net loss (gain)                        1,585                 526               (153)              (644)
     Amortization of prior service benefit                    (80)                (80)              (895)              (492)
                                                 ----------------    ----------------   ----------------   ----------------
     Total recognized in other comprehensive
       income (loss)                             $          4,285    $        (10,226)  $           (333)  $         (1,817)
                                                 ================    ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                             PENSION BENEFITS                      OTHER BENEFITS
                                                  ------------------------------------   ----------------------------------
                                                        2015              2014               2015              2014
                                                  ----------------    ----------------   ----------------  ----------------
     Amounts recognized in accumulated
       other comprehensive income:
     Net actuarial gain (loss)                    $        (16,386)   $        (20,751)  $          2,177  $          1,615
     Prior service benefit                                     615                 695              1,655             2,550
                                                  ----------------    ----------------   ----------------  ----------------
     Accumulated other comprehensive income
       (loss) at end of year                      $        (15,771)   $        (20,056)  $          3,832  $          4,165
                                                  ================    ================   ================  ================

     Accumulated benefit obligation               $         71,508    $         75,094   $          5,814  $          6,399

     Plans with accumulated benefit obligation
       in excess of plan assets:
     Projected benefit obligation                 $         45,570    $         49,067
     Accumulated benefit obligation                         45,570              49,067
     Fair value of plan assets                              42,379              40,847

     Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The Company updated its mortality assumption as of December 31, 2015 and December 31, 2014 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 report on mortality tables and expected future improvements in mortality rates and the subsequent 2015 update of revised future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease and increase in 2015 and 2014, respectively.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $80 and $968, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $276 and $177, respectively. In 2016, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     Estimated future benefit payments for pension and other postretirement plans:

                                                                              PENSION                             MEDICARE
                                                                             BENEFITS        OTHER BENEFITS       SUBSIDY
                                                                          ---------------    ---------------   --------------
     2016                                                                 $         3,380    $           388   $           --
     2017                                                                           3,513                374               --
     2018                                                                           3,648                360               --
     2019                                                                           3,745                338               --
     2020                                                                           3,701                343               --
     2021 - 2025                                                                   20,622              1,857               --

     For measurement purposes, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter. For 2014, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.00% for 2019 and remain at that level thereafter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2015 and 2014. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2015 by $75 and the service cost and interest cost components of net periodic benefit costs for 2015 by $6. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2015 by $66 and the service cost and interest cost components of net periodic postretirement benefit costs for 2015 by $5.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2015, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                                               14% to 26%
      Fixed maturity securities                                       14% to 26%
      Insurance company general account                               60% to 62%
      Other                                                            0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                   2015              2014
                                             ----------------  ----------------
      Equity securities                                    19%               20%
      Fixed maturity securities                            21%               20%
      Insurance company general account                    60%               60%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

     DECEMBER 31, 2015                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       28,003   $          --   $      28,003
     Insurance company general account                         --                --          42,379          42,379
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       28,003   $      42,379   $      70,382
                                                   ==============    ==============   =============   =============

     DECEMBER 31, 2014                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       27,964   $          --   $      27,964
     Insurance company general account                         --                --          40,847          40,847
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       27,964   $      40,847   $      68,811
                                                   ==============    ==============   =============   =============

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                    --------------  ----------------------   ----------------   ----------------
       Insurance company general account            $       40,847  $                1,532   $             --   $         42,379

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                   ---------------   ---------------------   ----------------   ----------------
       Insurance company general account           $        39,285   $               1,562   $             --   $         40,847

     Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2015 and 201. There were no transfers in to or out of level 3 for the years ending December 31, 2015 and 2014.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11)  EMPLOYEE BENEFIT PLANS (CONTINUED)

      PROFIT SHARING PLANS

      The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2015, 2014, and 2013 of $1,551, $1,555, and $1,392, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

      Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                     2015            2014             2013
                                                --------------  --------------   --------------
          Balance at January 1                  $      550,947  $      566,748   $      588,067
                Less: reinsurance recoverable          475,074         489,863          521,028
                                                --------------  --------------   --------------
          Net balance at January 1                      75,873          76,885           67,039
                                                --------------  --------------   --------------
          Incurred related to:
                Current year                           123,616         115,886          103,670
                Prior years                              3,929          (2,701)             453
                                                --------------  --------------   --------------
          Total incurred                               127,545         113,185          104,123
                                                --------------  --------------   --------------
          Paid related to:
                Current year                            74,695          73,750           63,762
                Prior years                             46,992          40,447           30,515
                                                --------------  --------------   --------------
          Total paid                                   121,687         114,197           94,277
                                                --------------  --------------   --------------
          Net balance at December 31                    81,731          75,873           76,885
                Plus: reinsurance recoverable          449,072         475,084          489,863
                                                --------------  --------------   --------------
          Balance at December 31                $      530,803  $      550,947   $      566,748
                                                ==============  ==============   ==============

      In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

      As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,929, $(2,701), and $453 in 2015, 2014, and 2013, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13)  REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

      Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(13)  REINSURANCE (CONTINUED)

      The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                 2015             2014             2013
                            --------------   --------------   --------------
       Direct premiums      $    2,861,954   $    2,623,272   $    2,317,613
       Reinsurance assumed           8,760           35,056           31,925
       Reinsurance ceded          (650,247)        (619,019)        (557,332)
                            --------------   --------------   --------------
            Net premiums    $    2,220,467   $    2,039,309   $    1,792,206
                            ==============   ==============   ==============

      Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $639,260, $560,918 and $512,532 during 2015, 2014, and 2013, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

      The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

      The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income
      (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2015, 2014 or 2013.

      The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Return of net deposits:
         In the event of death
           Account value                                        $      4,087,650  $      3,907,904
           Net amount at risk                                   $         46,211  $          4,632
           Average attained age of contractholders                          62.2              61.4
         As withdrawals are taken
           Account value                                        $        305,870  $        294,706
           Net amount at risk                                   $             51  $             60
           Average attained age of contractholders                          69.1              68.7

       Return of net deposits plus a minimum return:
         In the event of death
           Account value                                        $        245,369  $        226,257
           Net amount at risk                                   $         32,351  $         17,479
           Average attained age of contractholders                          68.5              67.7
         At annuitization
           Account value                                        $        487,548  $        566,637
           Net amount at risk                                   $          1,878  $          1,126
           Weighted average period remaining until expected
             annuitization (in years)                                        3.6               4.4
         As withdrawals are taken
           Account value                                        $      2,591,162  $      2,314,181
           Net amount at risk                                   $          1,586  $          1,403
           Average attained age of contractholders                          63.6              63.2

       Highest specified anniversary account value:
         In the event of death
           Account value                                        $        706,207  $        774,010
           Net amount at risk                                   $         34,185  $          6,714
           Average attained age of contractholders                          62.9              62.1
         Account value adjustment on 10th contract anniversary
           Account value                                        $         21,654  $             --
           Net amount at risk                                   $             --  $             --
           Average attained age of contractholders                          58.8                --

       Guaranteed payout annuity floor:
           Account value                                        $         47,899  $         52,994
           Net amount at risk                                   $            557  $            287
           Average attained age of contractholders                          74.4              73.5

      At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Account value (general and separate accounts)            $      6,018,267  $      5,402,575
       Net amount at risk                                       $     52,696,878  $     49,383,440
       Average attained age of policyholders                                50.0              49.0

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                                                     MINIMUM
                                          MINIMUM                                   GUARANTEED
                                      GUARANTEED DEATH         GUARANTEED         WITHDRAWAL AND
                                         AND INCOME          PAYOUT ANNUITY        ACCUMULATION     UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR               BENEFIT          VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            4,708   $             5,802   $           36,107  $           73,534
       Incurred guarantee benefits                4,533                  (108)              12,744              42,158
       Paid guaranteed benefits                    (661)                  (33)                  --             (17,636)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            8,580   $             5,661   $           48,851  $           98,056
                                     ==================   ===================   ==================  ==================

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                          MINIMUM
                                      GUARANTEED DEATH         GUARANTEED            MINIMUM
                                         AND INCOME          PAYOUT ANNUITY         GUARANTEED      UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR          WITHDRAWAL BENEFIT     VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            2,723   $             5,698   $           (6,551) $           62,168
       Incurred guarantee benefits                2,648                   158               42,658              23,496
       Paid guaranteed benefits                    (663)                  (54)                  --             (12,130)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            4,708   $             5,802   $           36,107  $           73,534
                                     ==================   ===================   ==================  ==================

      The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

      The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2015 and 2014 (except where noted otherwise):

      - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
      - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
      - Annualized monthly standard deviation was 15.28% and 17.32% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of the A2000 table.
      - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
      - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2015 and 2014 (except where noted otherwise):

      - Separate account investment performance assumption was 7.50% and 8.00% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of pricing levels.
      -     Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
      - Long-term general account discount rate grades up to 6.50% over ten years and 7.00% over five years for 2015 and 2014, respectively.
      - Separate account discount rate was 7.23% and 7.73% for 2015 and 2014, respectively

      Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                         VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                     ----------------------------------  ----------------------------------
                           2015              2014              2015              2014
                     ----------------  ----------------  ----------------  ----------------
       Equity        $      2,189,978  $      2,352,820  $      1,605,711  $      1,625,599
       Bond                   892,847           922,410           216,416           225,118
       Balanced             1,762,247         1,430,136           340,120           344,188
       Money market            48,317            48,836            30,659            25,966
       Mortgage                57,774            59,856            34,241            75,538
       Real estate             88,063            94,113            68,243            90,112
                     ----------------  ----------------  ----------------  ----------------
         Total       $      5,039,226  $      4,908,171  $      2,295,390  $      2,386,521
                     ================  ================  ================  ================

(15)  UNREMITTED PREMIUMS AND CLAIMS PAYABLE

      The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2015 and 2014, the liability associated with unremitted premiums and claims payable was $33,453 and $28,805, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2015 and 2014, the Company had restricted the use of $33,453 and $28,805, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16)  SHORT-TERM AND LONG-TERM DEBT

      Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

      SHORT-TERM DEBT

      The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                  LIABILITY                       COLLATERAL
                                       -------------------------------  ------------------------------
                                             2015            2014            2015            2014
                                       ---------------  --------------  --------------  --------------
       Reverse repurchase agreement    $        50,000  $       50,000  $       52,816  $       53,105

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16)  SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

      SHORT-TERM DEBT (CONTINUED)

      Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income (loss).

      LONG-TERM DEBT

      The following table provides a summary of long-term debt as of December
      31:

                                                        LIABILITY
                                          ------------------------------------
                                                2015                2014
                                          ----------------    ----------------
       Surplus notes                      $        118,000    $        118,000
       Federal Home Loan Bank borrowings           250,000             275,000
                                          ----------------    ----------------
        Total long-term debt              $        368,000    $        393,000
                                          ================    ================

      In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

      All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2015 and 2014, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2015, 2014 and 2013 was $9,735, $9,735 and $9,735, respectively.

      The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2015 and 2014, accumulated amortization was $1,019 and $974, respectively.

      The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2015 have a maturity of seven years with principal due at that time. The Company pledged $299,718 of fixed maturity securities as collateral as of December 31, 2015. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $4,976 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $20,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

      At December 31, 2015, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2016, $0; 2017, $0; 2018, $0; 2019, $100,000; 2020, $50,000; thereafter,
      $218,000.

      Total interest paid by the Company for the years ended December 31, 2015, 2014 and 2013 was $10,601, $10,303 and $10,115, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17)  BUSINESS COMBINATIONS

      During 2015, the Company acquired the account rights of a certain insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

      On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

      During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

      The amount of acquisition-related additional cash consideration the Company may have to pay in 2016 and future years if certain thresholds are attained is $6,300 of which $4,861 was accrued at December 31, 2015.

(18)  GOODWILL AND INTANGIBLE ASSETS

      The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                     2015               2014
                                               ----------------   ----------------
       Balance at beginning of year            $        109,102   $         45,156
       Additions                                             67             63,946
       Adjustments to prior year acquisitions               (91)                --
                                               ----------------   ----------------
       Balance at end of year                  $        109,078   $        109,102
                                               ================   ================

      Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2015, 2014, and 2013.

      The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                       DECEMBER 31, 2015                     DECEMBER 31, 2014
                                             ------------------------------------  ------------------------------------
                                               GROSS                       NET       GROSS                       NET
                                              CARRYING    ACCUMULATED   CARRYING    CARRYING     ACCUMULATED   CARRYING
                                               AMOUNT    AMORTIZATION    AMOUNT      AMOUNT     AMORTIZATION    AMOUNT
                                             ----------  ------------  ----------  -----------  ------------  ---------
      Customer relationships                 $   60,802  $    (27,504) $   33,298  $    60,269  $    (21,974) $  38,295
      Other                                       9,351        (6,368)      2,983        9,226        (4,790)     4,436
                                             ----------  ------------  ----------  -----------  ------------  ---------
       Total finite-lived intangible assets  $   70,153  $    (33,872) $   36,281  $    69,495  $    (26,764) $  42,731
                                             ==========  ============  ==========  ===========  ============  =========

      Finite-lived intangible assets acquired during the years ended December 31, 2015 and 2014 were $658 and $37,531 with a weighted average amortization period of 9 years and 10 years, respectively.

      The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2015, 2014, or 2013.

      Intangible asset amortization expense for 2015, 2014, and 2013 in the amount of $7,108, $3,416, and $2,187, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income (loss). Projected amortization expense for the next five years is as follows: 2016, $6,244; 2017, $4,581; 2018, $4,123; 2019,
      $3,842; 2020, $3,754.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19)  RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $22,127, $21,013 and $19,590 during 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, the amount due to Advantus under these agreements was $8,663 and $8,217, respectively.

      The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,041, $998 and $1,046 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also recognized commission expense of $107,690, $105,218 and $113,088 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company recognized commissions payable to SFS in the amounts of $2,365 and $2,322 for the years ended December 31, 2015 and 2014, respectively.

      Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2015, 2014 and 2013, the Company collected commissions of $3,692, $3,062 and $2,540, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2015, 2014 and 2013, the amounts transferred were $14,776, $13,929, and $11,556, respectively.

      The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2015 and 2014, the amount payable to the Company was $18,789 and $16,583, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2015, 2014, and 2013 were $61,317, $68,244 and $65,332, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2015, 2014 and 2013 was $39,038, $25,091 and $24,264, respectively. The amount payable to SFG at December 31, 2015 and 2014 was $11,293 and $536, respectively. As of December 31, 2015 and 2014, the Company also had a receivable from SFG, in the amount of $24,195 and $27,978, respectively, related to the advance of future years' defined benefit plan expenses.

      In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $2,000 and $2,000 in 2015, 2014 and 2013, respectively, for these policies. No claims were paid during 2015, 2014 and 2013. As of December 31, 2015 and 2014, reserves held under these policies were $43,546 and $36,313, respectively.

      The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $42,632, $38,231 and $29,958 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, commission revenue due to the Company from its affiliates was $2,299 and $3,741, respectively.

      Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,471, $8,756 and $9,816 in commission expenses related to the sales of these products for the years ended December 31, 2015, 2014 and 2013, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS)

      Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                                   DECEMBER 31, 2015
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $     (481,442) $     168,372  $     (313,070)
        Less: Reclassification adjustment for gains (losses) included in net income          17,801         (6,231)         11,570
        Unrealized gains (losses) on securities - OTTI                                       (2,129)           745          (1,384)
        Adjustment to deferred policy acquisition costs                                     208,912        (73,119)        135,793
        Adjustment to reserves                                                               22,718         (7,951)         14,767
        Adjustment to unearned policy and contract fees                                    (106,247)        37,187         (69,060)
        Adjustment to pension and other postretirement plans                                  3,495         (1,223)          2,272
        Less: Reclassification adjustment for expenses included in net income                   457           (160)            297
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $     (336,435) $     117,620  $     (218,815)
                                                                                     ==============  =============  ==============

                                                                                                   DECEMBER 31, 2014
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $      369,382  $    (129,286) $      240,096
        Less: Reclassification adjustment for gains (losses) included in net income         (61,090)        21,381         (39,709)
        Unrealized gains (losses) on securities - OTTI                                       (2,955)         1,034          (1,921)
        Adjustment to deferred policy acquisition costs                                    (198,649)        69,527        (129,122)
        Adjustment to reserves                                                              (19,585)         6,854         (12,731)
        Adjustment to unearned policy and contract fees                                     114,854        (40,199)         74,655
        Adjustment to pension and other postretirement plans                                (11,353)         3,974          (7,379)
        Less: Reclassification adjustment for expenses included in net income                  (690)           243            (447)
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $      189,914  $     (66,472) $      123,442
                                                                                     ==============  =============  ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                       DECEMBER 31, 2013
                                                                      ----------------------------------------------------
                                                                          BEFORE          TAX BENEFIT         NET OF
                                                                            TAX            (EXPENSE)            TAX
                                                                      --------------     --------------     --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising
           during the period                                          $     (572,782)    $      202,680     $     (370,102)
        Less: Reclassification adjustment for gains (losses)
           included in net income                                            (33,801)            11,831            (21,970)
        Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923             (5,429)
        Adjustment to deferred policy acquisition costs                      246,061            (86,122)           159,939
        Adjustment to reserves                                               110,274            (38,596)            71,678
        Adjustment to unearned policy and contract fees                      (99,756)            34,915            (64,841)
        Adjustment to pension and other postretirement plans                   9,730             (3,406)             6,324
        Less: Reclassification adjustment for expenses
           included in net income                                                419               (147)               272
                                                                      --------------     --------------     --------------
             Other comprehensive income (loss)                        $     (348,207)    $      124,078     $     (224,129)
                                                                      ==============     ==============     ==============

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE         OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $          (319)    Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities         (16,569)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                     (913)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                   (17,801)
       Deferred income tax benefit (expense)                                6,231
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $       (11,570)
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (975)    General operating expenses
       Amortization of net actuarial losses                                 1,432     General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                         457
       Deferred income tax benefit (expense)                                 (160)
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $           297
                                                                  ===============

  (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER                CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE          OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                 INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities          (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                    61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $        39,709
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                        (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $          (447)
                                                                  ===============

    (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

   The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                       2015                       2014
                                                                                 ---------------             --------------
      Gross unrealized gains                                                     $       513,616             $      799,275
      Gross unrealized losses                                                           (217,979)                   (39,997)
      Gross unrealized losses - OTTI                                                       4,906                      7,035
      Adjustment to deferred policy acquisition costs                                    (40,890)                  (249,802)
      Adjustment to reserves                                                             (77,572)                  (100,290)
      Adjustment to unearned policy and contract fees                                      1,559                    107,806
      Adjustment to pension and other postretirement plans                               (11,939)                   (15,891)
                                                                                 ---------------             --------------
                                                                                         171,701                    508,136
      Deferred federal income tax expenses                                               (54,706)                  (172,326)
                                                                                 ---------------             --------------
         Net accumulated other comprehensive income                              $       116,995             $      335,810
                                                                                 ===============             ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

      During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the year ended December 31, 2013 there were no dividends declared or paid to SFG.

      Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2015 statutory results, the maximum amount available for the payment of dividends during 2016 by Minnesota Life Insurance Company without prior regulatory approval is $276,640.

      For the years ended December 31, 2015, 2014 and 2013 there were no capital contributions from SFG to the Company.

(22)  COMMITMENTS AND CONTINGENCIES

      The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

      The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2015 and 2014, these securities were reported at fair value of $43,887 and $29,115, respectively.

      The Company has long-term commitments to fund alternative investments and real estate investments totaling $302,318 as of December 31, 2015. The Company estimates that $121,000 of these commitments will be invested in 2016, with the remaining $181,318 invested over the next four years.

      As of December 31, 2015, the Company had committed to originate mortgage loans totaling $192,008 but had not completed the originations.

      As of December 31, 2015, the Company had committed to purchase fixed maturity securities totaling $33,551 but had not completed the purchase transactions.

      The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
      2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267.
      The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2016, $633; 2017, $656; 2018, $528; 2019, $501; 2020, $403. Lease expense, net of sub-lease income, for the years ended December 31, 2015, 2014 and 2013 was $8,600, $8,755, and $8,672, respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $149 for the years ended December 31, 2015, 2014 and 2013, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2016, $159; 2017, $100; 2018, $3; 2019, $0;
      2020, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2016, $4,852; 2017, $4,243; 2018, $2,932; 2019, $4,665; 2020, $4,384.

      At December 31, 2015, the Company had guaranteed the payment of $41,600 of policyholder dividends and discretionary amounts payable in 2016. The Company has pledged fixed maturity securities, valued at $56,872 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

      The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2015 and 2014, the assets held in trust were $528,771 and $569,688, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

      Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

      In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

      In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

      The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2015 and 2014 was approximately $2,487 and $3,393, respectively.

      The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2015 and 2014, this liability was $1,684 and $1,595, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,582 and $2,906 as of December 31, 2015 and 2014, respectively. These assets are being amortized over a five-year period.

(23)  STATUTORY ACCOUNTING PRACTICES

      The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

      The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2015, 2014 and 2013.

      The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $215,860, $212,936 and $123,126 in 2015, 2014 and 2013,
      respectively. Statutory surplus of these operations was $2,766,405 and $2,600,420 as of December 31, 2015 and 2014, respectively.

(24)  SUBSEQUENT EVENTS

      The Company evaluated subsequent events through March 4, 2016, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2015
                                 (IN THOUSANDS)

                                                                                           AS SHOWN
                                                                                            ON THE
                                                                                         CONSOLIDATED
TYPE OF INVESTMENT                                      COST (2)          VALUE        BALANCE SHEET (1)
--------------------------------------------------  --------------  -----------------  -----------------
Fixed maturity securities
     U.S. government                                $      340,859  $         361,143  $         361,143
     Agencies not backed by the full faith and
       credit of the U.S. government
                                                           750,434            773,688            773,688
     Foreign governments
                                                            34,194             38,526             38,526
     Public utilities                                      765,741            793,336            793,336
     Asset-backed securities                               390,719            404,128            404,128
     Mortgage-backed securities                          3,169,174          3,291,061          3,291,061
     All other corporate fixed maturity securities       6,796,504          6,842,843          6,842,843
                                                    --------------  -----------------  -----------------
        Total fixed maturity securities                 12,247,625         12,504,725         12,504,725
                                                    --------------  -----------------  -----------------
Equity securities:
     Common stocks:
        Public utilities                                    28,614             27,007             27,007
        Banks, trusts and insurance companies              181,995            199,454            199,454
        Industrial, miscellaneous and all other            172,558            201,418            201,418
     Nonredeemable preferred stocks                         78,484             77,215             77,215
                                                    --------------  -----------------  -----------------
        Total equity securities                            461,651            505,094            505,094
                                                    --------------  -----------------  -----------------
Mortgage loans on real estate                            2,122,837             xxxxxx          2,122,837
Policy loans                                               410,997             xxxxxx            410,997
Other investments                                          317,388             xxxxxx            317,388
Alternative investments                                    596,619             xxxxxx            596,619
Derivative investments                                     218,539             xxxxxx            218,539
                                                    --------------                     -----------------
        Total                                            3,666,380             xxxxxx          3,666,380
                                                    --------------                     -----------------
Total investments                                   $   16,375,656             xxxxxx  $      16,676,199
                                                    ==============                     =================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                     AS OF DECEMBER 31,
                             ---------------------------------------------------------------------
                                                FUTURE POLICY
                               DEFERRED            BENEFITS,                         OTHER POLICY
                                POLICY          LOSSES, CLAIMS                        CLAIMS AND
                              ACQUISITION       AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                          COSTS           EXPENSES (1)      PREMIUMS (2)        PAYABLE
--------------------------   --------------     ---------------    -------------     -------------
2015:
   Life insurance            $    1,065,178     $     7,065,168    $     346,821     $     491,308
   Accident and
      health insurance               16,256             604,358           53,903            63,802
   Annuity                          216,872           4,992,016               26               205
                             --------------     ---------------    -------------     -------------
                             $    1,298,306     $    12,661,542    $     400,750     $     555,315
                             ==============     ===============    =============     =============

2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                             --------------     ---------------    -------------     -------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                             ==============     ===============    =============     =============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                             --------------     ---------------    -------------     -------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                             ==============     ===============    =============     =============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                    AMORTIZATION
                                                                   BENEFITS,        OF DEFERRED
                                                     NET         CLAIMS, LOSSES        POLICY           OTHER
                                 PREMIUM         INVESTMENT      AND SETTLEMENT      ACQUISITION       OPERATING        PREMIUMS
SEGMENT                        REVENUE (3)         INCOME         EXPENSES (5)         COSTS           EXPENSES        WRITTEN (4)
-------------------------   ----------------   -------------   -----------------   --------------   ---------------   --------------
2015:
   Life insurance           $      2,299,337   $     458,314   $       2,140,844   $      153,963   $       852,632
   Accident and
      health insurance               339,144           9,391             128,053           11,362           185,157
   Annuity                           270,420         221,432             246,582           46,720           193,701
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,908,901   $     689,137   $       2,515,479   $      212,045   $     1,231,490   $           --
                            ================   =============   =================   ==============   ===============   ==============
2014:
   Life insurance           $      2,112,889   $     425,261   $       1,915,329   $      146,242   $       753,805
   Accident and
      health insurance               327,307           9,284             112,251           10,414           181,813
   Annuity                           251,892         229,754             254,727           60,097           182,419
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,692,088   $     664,299   $       2,282,307   $      216,753   $     1,118,037   $           --
                            ================   =============   =================   ==============   ===============   ==============
2013:
   Life insurance           $      1,946,559   $     385,487   $       1,785,065   $      145,658   $       680,955
   Accident and
      health insurance               256,918           9,513              95,533           10,324           137,410
   Annuity                           192,109         244,833             238,852           31,852           178,682
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,395,586   $     639,833   $       2,119,450   $      187,834   $       997,047   $           --
                            ================   =============   =================   ==============   ===============   ==============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                                                       PERCENTAGE
                                                                      CEDED TO       ASSUMED FROM                       OF AMOUNT
                                                      GROSS             OTHER            OTHER           NET            ASSUMED
                                                      AMOUNT          COMPANIES        COMPANIES        AMOUNT           TO NET
                                                 ---------------   ---------------   -------------   --------------   ------------
2015:   Life insurance in force                  $ 1,150,505,390   $   346,303,049   $     838,901   $  805,041,242            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,379,144   $       569,017   $       5,889   $    1,816,016            0.3%
             Accident and health insurance               417,503            81,230           2,871          339,144            0.8%
             Annuity                                      65,307                --              --           65,307            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,861,954   $       650,247   $       8,760   $    2,220,467            0.4%
                                                 ===============   ===============   =============   ==============
2014:   Life insurance in force                  $ 1,073,096,250   $   326,467,564   $     823,627   $  747,452,313            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,155,932   $       538,929   $      31,905   $    1,648,908            1.9%
             Accident and health insurance               404,247            80,090           3,151          327,308            1.0%
             Annuity                                      63,093                --              --           63,093            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,623,272   $       619,019   $      35,056   $    2,039,309            1.7%
                                                 ===============   ===============   =============   ==============
2013:   Life insurance in force                  $   971,213,330   $   279,648,064   $     758,016   $  692,323,282            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     1,954,717   $       482,492   $      28,737   $    1,500,962            1.9%
             Accident and health insurance               328,571            74,840           3,188          256,919            1.2%
             Annuity                                      34,325                --              --           34,325            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,317,613   $       557,332   $      31,925   $    1,792,206            1.8%
                                                 ===============   ===============   =============   ==============

See accompanying independent auditor's report.

                            PART C: OTHER INFORMATION


Item Number    Caption in Part C

    26.        Exhibits

    27.        Directors and Officers of the Minnesota Life Insurance Company

    28.        Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Universal Life
               Account

    29.        Indemnification

    30.        Principal Underwriters

    31.        Location of Accounts and Records

    32.        Management Services

    33.        Fee Representation


                            PART C: OTHER INFORMATION
Item 26. Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27. Directors and Officers of the Minnesota Life Insurance Company

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Brian C. Anderson                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                       Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                         Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                    Director, Attorney-in-Fact,
Minnesota Life Insurance Company       Senior Vice President,
400 Robert Street North                General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                        Vice President -- Group Insurance
Minnesota Life Insurance Company       Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                        Senior Vice President - Life
Minnesota Life Insurance Company       Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                      Vice President - Life
Minnesota Life Insurance Company       New Business
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                          Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                        Director
101 North 7th St
Suite 202
Louisville, KY 40202

Christopher M. Hilger                  President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                         Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Daniel H. Kruse                        Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, NM 55101

David J. LePlavy                       Senior Vice President, Treasurer
Minnesota Life Insurance Company       and Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                        Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                      Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                          Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                      Director, Executive Vice President
Minnesota Life Insurance Company       and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101



Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:


     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     Ochs, Inc.
     Lowertown Capital, LLC (Delaware)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company
     Marketview Properties, LLC (MN)
     Marketview Properties II, LLC (MN)
     Marketview Properties III, LLC (MN)
     Marketview Properties IV, LLC (MN)

     Securian AAM Holdings, LLC (Delaware)


Majority-owned subsidiary of Securian AAM Holdings, LLC:


     Asset Allocation & Management Company, L.L.C. (Delaware)


Wholly-owned subsidiaries of Enterprise Holding Corporation:


     Oakleaf Service Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.


Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.


Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

         Variable Fund D
         Variable Annuity Account
         Minnesota Life Variable Life Account
         Minnesota Life Variable Universal Life Account
         Securian Life Variable Universal Life Account
         Minnesota Life Individual Variable Universal Life Account

     (b) Directors and officers of Securian Financial Services, Inc.:


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------
George I. Connolly                   President, Chief
Securian Financial Services, Inc.    Executive Officer and
400 Robert Street North              Director
St. Paul, Minnesota 55101

Warren J. Zaccaro                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Peter G. Berlute                     Vice President - Business Operations
Securian Financial Services, Inc.    and Treasurer
400 Robert Street North
St. Paul, Minnesota 55101


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------

Loyall E. Wilson                     Senior Vice President, Chief
Securian Financial Services, Inc.    Compliance Officer and
400 Robert Street North              Secretary
St. Paul, Minnesota 55101

Suzanne M. Chochrek                  Vice President - Business
Securian Financial Services, Inc.    and Market Development
400 Robert Street North
St. Paul, Minnesota 55101

Jeffrey D. McGrath                   Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101



     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of            Net Underwriting  Compensation on
Principal             Discounts and    Redemption or    Brokerage      Other
Underwriter            Commissions     Annuitization   Commissions  Compensation
-----------         ----------------  ---------------  -----------  ------------

Securian Financial,
 Services Inc.         $    710,833        --             --           --



Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 28th day of April, 2016.


                                  MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    (Registrant)

                              By: MINNESOTA LIFE INSURANCE COMPANY
                                                    (Depositor)


                                  By /s/ Christopher M. Hilger
                                     -------------------------------------------
                                               Christopher M. Hilger
                                        President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


Signature                        Title                              Date
---------                        -----                              ----
/s/ Christopher M. Hilger        President and                 April 28, 2016
---------------------------      Chief Executive Officer
Christopher M. Hilger

*                                Chairman of the Board
---------------------------
Robert L. Senkler

*                                Director
---------------------------
Mary K. Brainerd

                                 Director
---------------------------
John W. Castro

*                                Director
---------------------------
Gary R. Christensen

Signature                        Title                                 Date
---------                        -----                                 ----

*
---------------------------      Director
Sara H. Gavin

*
---------------------------      Director
Eric B. Goodman

*                                Director
---------------------------
John H. Hooley

*                                Director
---------------------------
Trudy A. Rautio

*
---------------------------      Director
Bruce P. Shay

*                                Director
---------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President       April 28, 2016
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief financial officer)

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President       April 28, 2016
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief accounting officer)

/s/ David J. LePlavy
---------------------------      Senior Vice President,         April 28, 2016
David J. LePlavy                 Treasurer and Controller
                                 (treasurer)

/s/ Gary R. Christensen
---------------------------      Director, Attorney-in-Fact,    April 28, 2016
Gary R. Christensen              Senior Vice President,
                                 General Counsel and Secretary


* Pursuant to power of attorney dated April 13, 2015, a copy of which is filed herewith.

                                  EXHIBIT INDEX



Exhibit Number      Description of Exhibit
--------------      ----------------------

26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated August 8, 1994, filed on
                    March 3, 1997 as Exhibit A(1) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., filed on April 27, 2009, as Exhibit
                    24(c)(3) to Variable Annuity Account's Form N-4, File
                    Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)            Agent Sales Agreement, filed on March 3, 1997 as
                    Exhibit A(3)(b) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(d)(1)            Group Variable Universal Life Policy, form MHC-94-18660 Rev.
                    5-2001, filed on April 24, 2002 as Exhibit A(5)(a) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(2)            Group Variable Universal Life Policy Certificate, Level
                    Death Benefit, form MHC-94-18661 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(b) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(3)            Group Variable Universal Life Policy Certificate, Variable
                    Death Benefit, form MHC-94-18662 Rev. 5-2001, filed on
                    April 27, 2009 as Exhibit 26(d)(3) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 20, is hereby incorporated by reference.

26(d)(4)            Special Rider for use with Group Policy, form MHC-94-18672
                    Rev. 1-95, filed on March 4, 1999 as Exhibit A(5)(d) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(5)            Spouse Coverage for use with Group Policy Certificate, Level
                    Death Benefit, form MHC-94-18670 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(e) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(6)            Spouse Coverage for use with Group Policy Certificate,
                    Variable Death Benefit, form MHC-94-18671 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(f) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(7)            Waiver Agreement, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18676 filed on March 4, 1999 as
                    Exhibit A(5)(g) to


Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(8)            Children's Rider, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18679 filed on March 4, 1999 as
                    Exhibit A(5)(h)to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(9)            Accidental Death and Dismemberment Rider, Certificate
                    Supplement, for use with Group Policy, form MHC-94-18680 filed on March 4, 1999 as Exhibit A(5)(i) to Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.

26(d)(10)           Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677 filed on March 13, 2000 as Exhibit A(5)(j)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(11)           Accelerated Benefits, Certificate Supplement, for use with
                    Group Policy, form MHC-94-18678 filed on March 13, 2000 as
                    Exhibit A(5)(k) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(d)(12)           Policy Rider - Children's Benefit, for use with Group
                    Policy, form MHC-94-18681 filed on March 4, 1999 as
                    Exhibit A(5)(l) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(13)           Policy Rider - Accidental Death and Dismemberment, for use
                    with Group Policy, form MHC-94-18682 filed on March 4, 1999 as Exhibit A(5)(m) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(14)           Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683 filed on March 13, 2000 as Exhibit A(5)(n)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(15)           Individual Variable Universal Life Policy, Level Death
                    Benefit, form MHC-94-18665 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(o) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(16)           Individual Variable Universal Life Policy, Variable Death
                    Benefit, form MHC-94-18673 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(p) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(17)           Individual Policy Rider - Accelerated Benefits Agreement,
                    for use with the Individual Policy, form MHC-94-18686 filed on March 4, 1999 as Exhibit A(5)(q) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(18)           Individual Policy Rider - Accidental Death and Dismemberment
                    Benefit, for use with the Individual Policy, form
                    MHC-94-18687 filed on March 4, 1999 as Exhibit A(5)(r) to
                    Registrant's Form S-6, File



Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(19)           Individual Policy Rider - Waiver Agreement, for use with the
                    Individual Policy, form MHC-94-18688 filed on March 4, 1999 as Exhibit A(5)(s) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(20)           Individual Policy Rider - Children's Benefit, for use with the Individual Policy, form MHC-94-18689 filed on March 4,
                    1999 as Exhibit A(5)(t) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(21)           Policyholder Contribution Rider, for use with the Group
                    Policy, form MHC-96-18701 filed on March 4, 1999 as
                    Exhibit A(5)(u) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(22)           Policyholder Contribution Certificate Supplement, for use
                    with the Group Policy, form MHC-96-18702 filed on March 4,
                    1999 as Exhibit A(5)(v) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(23)           Spouse and Child Term Life Insurance Policy Rider, for use
                    with the Group Policy, form MHC-96-18703 filed on March 4,
                    1999 as Exhibit A(5)(w) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(24)           Spouse and Child Term Life Insurance Certificate Supplement,
                    for use with the Group Policy, form MHC-96-18704 filed
                    on March 4, 1999 as Exhibit A(5)(x) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(25)           Group Variable Universal Life Guaranteed Account Amendment,
                    for use with the Group Policy, form 00-30133 filed
                    on February 27, 2001 as Exhibit A(5)(y) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(26)           Group Variable Universal Life Guaranteed Account
                    Endorsement, for use with the Group Policy, form 00-30134
                    filed on February 27, 2001 as Exhibit A(5)(z) to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 7, is hereby incorporated by reference.

26(d)(27)           Group Variable Universal Life Partial Surrender Amendment,
                    for use with the Group Policy, form 00-30158 filed on
                    February 27, 2001 as Exhibit A(5)(aa) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(28)           Group Variable Universal Life Partial Surrender Endorsement,
                    for use with the Group Policy, form 00-30159 filed on
                    February 27, 2001 as Exhibit A(5)(bb) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.


Exhibit Number      Description of Exhibit
--------------      ----------------------

26(d)(29)           Variable Universal Life Guaranteed Account Amendment, form
                    01-30390, filed on April 24, 2002 as Exhibit A(5)(cc) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(30)           Variable Universal Life Partial Surrender Amendment, form
                    01-30391, filed on April 24, 2002 as Exhibit A(5)(dd) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(31)           Spouse/Domestic Partner Coverage Rider, form 07-30969, filed on February 29, 2008 as Exhibit 26(d)(31) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(32)           Certificate of Insurance Spouse/Domestic Partner Coverage,
                    form 07-30970, filed on February 29, 2008 as Exhibit
                    26(d)(32) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(33)           Policy Rider Waiver Agreement, form 07-30971, filed on
                    February 29, 2008 as Exhibit 26(d)(33) to the Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 18, is hereby incorporated by reference.

26(d)(34)           Certificate Supplement - Waiver Agreement, form 07-30972,
                    filed on February 29, 2008 as Exhibit 26(d)(34) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(35)           Spouse and Child Term Life Insurance Policy Rider, form
                    07-30960, filed on February 29, 2008 as Exhibit 26(d)(35)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(36)           Spouse and Child Term Life Insurance Certificate Supplement,
                    form 07-30961, filed on February 29, 2008 as Exhibit
                    26(d)(36) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(37)           Policy Rider Accidental Death and Dismemberment Benefit,
                    form 07-30962, filed on February 29, 2008 as Exhibit
                    26(d)(37) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(38)           Certificate Supplement Accidental Death and Dismemberment
                    Benefit, form 07-30963, filed on February 29, 2008 as
                    Exhibit 26(d)(38) to the Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 18, is
                    hereby incorporated by reference.

26(d)(39)          Group Policy Amendment, form 08-31041, filed on April 27,
                   2009 as Exhibit 26(d)(39) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(40)          Certificate Endorsement, form 08-31042, filed on April 27,
                   2009 as Exhibit 26(d)(40) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(41)          2001 CSO Tables, form 08-31049, filed on April 27, 2009 as
                   Exhibit 26(d)(41) to the Registrant's Form S-6, File Number
                   33-85496, Post-Effective Amendment Number 20, is hereby
                   incorporated by reference.

26(d)(42)          Group Insurance Policy, form 08-31055, filed on April 27,
                   2009 as Exhibit 26(d)(42) to the Registrant's Form S-6, File
                   Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(43)          Certificate of Insurance - Level Death Benefit, form 08-31056, filed on April 27, 2009 as Exhibit 26(d)(43) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(44)          Certificate of Insurance - Variable Death Benefit, form 08-31057, filed on April 27, 2009 as Exhibit 26(d)(44) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment Number
                   20, is hereby incorporated by reference.

26(d)(45)          Certificate of Insurance [Spouse] Coverage - Level Death Benefit,
                   form 08-31058, filed on April 27, 2009 as Exhibit 26(d)(45) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective
                   Amendment Number 20, is hereby incorporated by reference.

26(d)(46)          Certificate of Insurance [Spouse] Coverage - Variable Death Benefit,
                   form 08-31059, filed on April 27, 2009 as Exhibit 26(d)(46) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(47)          Group Insurance Policy, form 08-31065, filed on April 27, 2009 as
                   Exhibit 26(d)(47) to the Registrant's Form S-6, File Number
                   33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(48)          Certificate of Insurance - Level Death Benefit, form 08-31066, filed on April 27, 2009 as Exhibit 26(d)(48) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(49)          Certificate of Insurance - Variable Death Benefit, form 08-31067, filed on April 27, 2009 as Exhibit 26(d)(49) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(50)          Certificate of Insurance [Spouse] Coverage - Level Death Benefit, form
                   08-31068, filed on April 27, 2009 as Exhibit 26(d)(50) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(51)          Certificate of Insurance [Spouse] Coverage - Variable Death Benefit,
                   form 08-31069, filed on April 27, 2009 as Exhibit 26(d)(51) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(52)          Group Policy Amendment, form 08-31017, filed on April 27, 2009 as
                   Exhibit 26(d)(52) to the Registrant's Form S-6, File Number 33-85496,
                   Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(53)          Certificate Endorsement, form 08-31018, filed on April 27, 2009 as
                   Exhibit 26(d)(53) to the Registrant's Form S-6, File Number 33-85496,
                   Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(54)          Group Life Insurance Evidence of Insurability, form 03-30567, filed on
                   April 27, 2009 as Exhibit 26(d)(54) to the Registrant's Form S-6, File
                   Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(e)(1)            Group Variable Universal Life Policy Application, form
                    MHC-94-18663 Rev. 2-96, filed on March 4, 1999 as
                    Exhibit A(10)(a)(i) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(2) Group Variable Universal Life Policy, Individual Enrollment, form 00-30198, filed on February 27, 2001 as Exhibit
                    A(10)(a)(ii)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(3)            Group Variable Universal Life Policy, Evidence of
                    Insurability form, form MHC-94-18669, filed on March 4, 1999 as Exhibit A(10)(a)(v) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(4) Group Variable Universal Life Policy, Spouse Enrollment, form 00-30242, filed on February 27, 2001 as Exhibit
                    A(10)(a)(iv)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(5) Variable Universal Life Employee Application, form 01-30392, filed on April 24, 2002 as Exhibit A(10)(a)(v)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(6) Variable Universal Life Spouse Application, form 01-30393, filed on April 24, 2002 as Exhibit A(10)(a)(vi)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(7)            Variable Group Universal Life Employee Application, form
                    08-31007, filed on April 27, 2009 as Exhibit 26(e)(7) to
                    the Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(e)(8)            Variable Group Universal Life Spouse Application, form
                    08-31008, filed on April 27, 2009 as Exhibit 26(e)(8) to
                    the Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor filed on March 4, 1999 as Exhibit A(6)(a) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(f)(2)            Bylaws of the Depositor filed on November 23, 2004 as
                    Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 333-120704, Initial Registration
                    Statement, is hereby incorporated by reference.

26(g)               Automatic Reinsurance Agreement between Minnesota Life
                    Insurance Company and Swiss Re Life & Health America Inc.
                    filed on September 9, 2003 as Exhibit 27(g) to Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 12, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 32,
                    on April 27, 2012, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------
26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment Number
                    32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, filed on February 27, 2003 as Exhibit 27(h)(2)(i)
                    to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors, Inc. and
                    Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, filed on February 27, 2003 as Exhibit
                    27(h)(2)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 10, is hereby
                    incorporated by reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, filed on February
                    27, 2003 as Exhibit 27(h)(2)(iv) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 14, is
                    hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.


26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.


26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement between Janus
                    Capital Management, LLC, Janus Services LLC, Janus
                    Distributors LLC, Janus Aspen Series and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(2)(ix)        Amendment Number Eight to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 36, on April 27, 2015, is hereby
                    incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation
                    and Minnesota Life Insurance Company, filed on April 20, 2007 as
                    Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)        First Amendement to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance Products
                    Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life
                    Individual Variable Universal Life Account's Form N-6, File Number
                    333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(h)(4)            Fund Shareholder Services Agreement between Minnesota Life
                    Insurance Company and Ascend Financial Services, Inc., filed on February 27, 2003 as Exhibit 27(h)(6) to
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 10, is hereby incorporated by reference.

26(h)(5)(i)         Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 333-109853, Pre-Effective Amendment Number 1, is
                    hereby incorporated by reference.

26(h)(5)(ii)        Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(5)(iii)       Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(5)(iv)        Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc. and W&R Target Funds, Inc., filed
                    on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to
                    Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(h)(5)(v)         Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                    Portfolios, and Minnesota Life Insurance Company, filed
                    on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.


26(h)(5)(vi)        Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                    Participation Agreement (Excludes Products Sold Through W&R
                    Distribution System) among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                    Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.

26(h)(6)(i)         Participation Agreement between Lord Abbett Distributor
                    LLC and Minnesota Life Insurance Company filed on April 27,
                    2004 as Exhibit 27(h)(8) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 13, is
                    hereby incorporated by reference.

26(h)(6)(ii)        Rule 22c-2 Agreement between Lord Abbett Distributor LLC and
                    Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(6)(ii) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(i)         Participation Agreement among Van Eck Worldwide Insurance
                    Trust, Van Eck Securities Corporation, Van Eck
                    Associations Corporation and Minnesota Life Insurance
                    Company, filed on February 29, 2008 as Exhibit 26(h)(7)(i)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(h)(7)(ii)        VanEck Shareholder Information Agreement between Minnesota
                    Life Insurance Company and Van Eck Securities Corporation, filed on April 20, 2007 as Exhibit 26(h)(7)(ii) to Registrant's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number 17,
                    is hereby incorporated by reference.

26(h)(8)            Participation Agreement among Pioneer Variable Contracts Trust,
                    Minnesota Life Insurance Company, Pioneer Investment Management,
                    Inc. and Pioneer Funds Distributor, Inc., filed on August 27, 2010 as Exhibit 26(h)(8) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 23, is hereby incorporated by reference.

26(h)(8)(a)         Participation Agreement among Oppenheimer Variable Account Funds,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(b)         Amendment No. 1 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life
                    Insurance Company filed on April 29, 2003  as exhibit
                    24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(c)         Amendment No. 2 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life
                    Insurance Company filed on April 29, 2003  as exhibit
                    24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(d)         Amendment No. 3 to the Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv)
                    to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-3233, Post-Effective Amendment Number 23, on April 26, 2005,
                    is hereby incorporated by reference.

26(h)(8)(e)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 26(h)(7)(v)
                    to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21, 2006,
                    is hereby incorporated by reference.

26(h)(8)(f)         Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(8)(k)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(g)         Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, filed on October 4, 2007 as exhibit
                    24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(8)(h)         Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company effective August 1, 2010
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.


26(h)(8)(i)         Amendment No. 8 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.


26(h)(8)(j)         Amendment No. 9 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.


26(h)(9)(a)         Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i)
                    to Minnesota Life Variable Universal Life Account's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(h)(9)(b)         Amendment No. 1 to the Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(c)         Amendment No. 2 to the Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(d)         Amendment No. 3 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(e)         Amendment No. 4 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(f)         Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
                    Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(9)(g)         Amendment No. 5 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account's Form N-4,
                    File Number 333-136242, Pre-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(9)(h)         Fee letter dated September 1, 2010 referencing the Participation
                    Agreement by and among the MFS Variable Insurance Trust,
                    Minnesota Life Insurance and Massachusetts Financial Services
                    Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(9)(i)         Amendment No. 6 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company and
                    Massachusetts Financial Services Company effective September 1,
                    2010 previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(9)(j)         Amendment No. 7 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota
                    Life Individual Variable Universal Life Account's Form N-6,
                    File Number 333-183590, Post-Effective Amendment Number 7,
                    is hereby incorporated by reference.

26(h)(9)(k)         Amendment No. 8 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xii) to
                    Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-183590, Post-Effective Amendment
                    Number 7, is hereby incorporated by reference.

26(h)(10)(a)        Fund Participation and Service Agreement among Minnesota Life
                    Insurance Company, American Funds Distributors, Inc., American
                    Funds Service Company, Capital Research and Management
                    Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(10)(b)        Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds
                    Distributors, Inc. and Capital Research and Management Company
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(10)(c)        American Funds Rule 22c-2 Agreement among American Funds Service
                    Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(10)(d)        Amendment No. 1 to Fund Participation and Service Agreement among
                    Minnesota Life Insurance Company, American Funds Distributors, Inc.,
                    American Funds Service Company, Capital Research and Management
                    Company, and American Funds Insurance Series, previously filed as
                    Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post- Effective Amendment Number 35
                    on April 25, 2014, is hereby incorporated by reference.

26(h)(10)(e)        Amendment No. 3 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(10)(f)        Amendment No. 4 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(vi) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(11)(a)        Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisers, Inc. and ALPS Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(11)(b)        Amendment Number One to the Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors Variable
                    Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors,
                    Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to
                    Variable Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(11)(c)        Amendment Number Two to Participation Agreement among Minnesota
                    Life Insurance Company, Financial Investors Variable Insurance
                    Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
                    previously filed on April 27, 2010 as exhibit 26(h)(18)(iii)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is
                    hereby incorporated by reference.


26(h)(11)(d)        Amendment Number Three to Participation Agreement among Minnesota
                    Life Insurance Company, Financial Investors Variable Insurance Trust,
                    ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                    Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.


26(h)(11)(e)        Amendment Number Four to Participation Agreement among Minnesota Life
                    Insurance Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                    Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.


26(h)(11)(f)        Amendment Number Five to Participation Agreement among Minnesota Life
                    Insurance Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                    Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014,
                    is hereby incorporated by reference.


26(h)(12)(a)        Participation Agreement among Vanguard Variable Insurance Fund,
                    The Vanguard Group, Inc., Vanguard Marketing Corporation and
                    Minnesota Life Insurance Company, previously filed on December
                    14, 2007 as exhibit 26(h)(7)(i) to Minnesota Life Individual
                    Variable Universal Life Account's Form N-6, File Number
                    333-144604, Pre-Effective Amendment Number 1, is hereby
                    incorporated by reference.


26(h)(12)(b)        Schedule A to the Participation Agreement among Vanguard Variable Insurance
                    Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and
                    Minnesota Life Insurance Company as Amended as of September 1, 2012,
                    previously filed as Exhibit 26(h)(7)(ii)  to Minnesota Life Individual
                    Variable Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is hereby incorporated by reference.


26(h)(12)(c)        Schedule A to the Participation Agreement among Vanguard Variable
                    Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation
                    and Minnesota Life Insurance Company as Amended as of May 1, 2014,
                    previously filed as Exhibit 26(h)(7)(iii) to Minnesota Life Individual
                    Variable Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is hereby incorporated by reference.


26(i)(1)            Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)            Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(r) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and consent of Chad M. Bigalke, Esq.

26(l)               Actuarial opinion of Brian C. Anderson, FSA.

26(m)               Calculations.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q)               Redeemability exemption, filed on April 20, 2007 as Exhibit
                    26(q) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(r)               Minnesota Life Insurance Company - Power of Attorney to Sign
                    Registration Statements.